PERSPECTIVE II(SM)
                           FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
           JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(SM) AND
                            JNLNY SEPARATE ACCOUNT I

The CONTRACTS offered in this prospectus are the variable portions of individual and group, flexible premium, fixed and variable deferred annuity Contracts, with:

>> 4 GUARANTEED FIXED ACCOUNTS, (with guaranteed periods of 1, 3, 5,7 years), each of which offers a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York ("we" or "us"), as may be made available by us, or as may be otherwise limited by us;

>> 49 INVESTMENT DIVISIONS of JNLNY Separate Account I (the "Separate Account") each of which purchases shares of one Fund of JNL Series Trust or JNLNY Variable Fund I LLC, mutual funds with a full range of investment objectives;

>> A BASE CONTRACT designed to facilitate your RETIREMENT SAVINGS or other long-term investment purposes by permitting you to:

     o accumulate savings for your retirement on a TAX-DEFERRED BASIS during the ACCUMULATION PHASE on a fixed, variable, or fixed and variable basis;

     o receive income payments in the INCOME PHASE on a fixed, variable or fixed and variable basis;

     o receive a basic DEATH BENEFIT, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us and could be greater; and

     o have significant ACCESS TO YOUR CONTRACT VALUES without incurring a withdrawal charge in the event of certain serious health-related emergencies;

>> A variety of OPTIONAL FEATURES that, for additional charges, give you the flexibility to add additional benefits to your base Contract, according to your personal preferences, including:

     o 3 types of "CONTRACT ENHANCEMENTS" (under which we credit your contract values with 2%, 3% or 4% of each premium payment you make in the first Contract year);

     o a GUARANTEED MINIMUM INCOME BENEFIT (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 7 Contract years, subject to specific conditions);

     o a GUARANTEED MINIMUM WITHDRAWAL BENEFIT (that permits you to make partial withdrawals, prior to the income date that, in total, equals the amount of net premium payments made (if elected after issue, the contract value, less any recapture charges, will be used instead of the net premium payment at issue)). Currently, you may elect this benefit after issue, however we reserve the right to limit availability to the issue date for Contracts purchased after the date of this supplement. The guarantee is effective if gross partial withdrawals taken within any one Contract year do not exceed 7% of net premium payments);

     o    a  SHORTENED   WITHDRAWAL  CHARGE  PERIOD  (5  years  instead  of  the
          Contract's usual seven year period); and

     o a 20% ADDITIONAL FREE WITHDRAWAL FEATURE (that permits you greater access to your contract values without a withdrawal charge).

THIS PROSPECTUS DESCRIBES A VARIETY OF OPTIONAL FEATURES, NOT ALL OF WHICH MAY BE AVAILABLE AT THE TIME YOU ARE INTERESTED IN PURCHASING A CONTRACT, AS WE RESERVE THE RIGHT TO PROSPECTIVELY RESTRICT AVAILABILITY OF THE OPTIONAL FEATURES. IN ADDITION, NOT ALL OPTIONAL FEATURES MAY BE AVAILABLE IN COMBINATION WITH OTHER OPTIONAL FEATURES, AS WE ALSO RESERVE THE RIGHT TO PROSPECTIVELY RESTRICT THE AVAILABILITY TO ELECT CERTAIN FEATURES IF CERTAIN OTHER OPTIONAL FEATURES HAVE BEEN ELECTED. PLEASE CONFIRM THAT YOU HAVE THE MOST CURRENT
PROSPECTUS AND SUPPLEMENTS TO THE PROSPECTUS THAT DESCRIBE THE CURRENT AVAILABILITY AND ANY RESTRICTIONS ON THE OPTIONAL FEATURES.

EXPENSES FOR A CONTRACT WITH A CONTRACT ENHANCEMENT WILL BE HIGHER THAN THOSE FOR A CONTRACT WITHOUT A CONTRACT ENHANCEMENT, AND IN SOME CASES THE AMOUNT OF A CONTRACT ENHANCEMENT MAY BE MORE THAN OFFSET BY THOSE EXPENSES.

WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT OFFER DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES.

--------------------------------------------------------------------------------
PLEASE READ THIS PROSPECTUS BEFORE YOU PURCHASE A CONTRACT. IT CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

To learn more about the Perspective II Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2003, by calling us at (800) 599-5651 or by writing us at: Annuity Service Center, P.O. Box 0809, Denver, Colorado 80263-0809. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.
--------------------------------------------------------------------------------





     THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE II FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

--------------------------------------------------------------------------------
Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit
o Not insured by any federal agency
--------------------------------------------------------------------------------


         "JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

                                   MAY 1, 2003



                                TABLE OF CONTENTS

KEY FACTS................................................................................................................1
FEE TABLE................................................................................................................4
THE ANNUITY CONTRACT....................................................................................................24
JACKSON NATIONAL NY.....................................................................................................25
THE GUARANTEED FIXED ACCOUNTS...........................................................................................25
THE SEPARATE ACCOUNT....................................................................................................25
INVESTMENT DIVISIONS....................................................................................................26
CONTRACT CHARGES........................................................................................................33
PURCHASES...............................................................................................................38
TRANSFERS...............................................................................................................41
ACCESS TO YOUR MONEY....................................................................................................42
INCOME PAYMENTS (THE INCOME PHASE)......................................................................................45
DEATH BENEFIT...........................................................................................................49
TAXES...................................................................................................................50
OTHER INFORMATION.......................................................................................................53
PRIVACY POLICY..........................................................................................................55
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION................................................................56
APPENDIX A.............................................................................................................A-1
APPENDIX B.............................................................................................................B-1
APPENDIX C.............................................................................................................C-1


                 (This page has been left blank intentionally.)

                                    KEY FACTS

THE ANNUITY CONTRACT

Your Contract permits you to accumulate your contract values

o on a fixed basis through allocations to one of our four Guaranteed Fixed Accounts (with guaranteed periods of 1, 3, 5, or 7 years), as may be made available by us, or as may be otherwise limited by us. There may be periods when we do not offer any Guaranteed Fixed Accounts, or impose special transfer requirements on the Guaranteed Fixed Accounts; or

o on a variable basis, by allocations to one or more of the Investment Divisions of our Separate Account (the "INVESTMENT DIVISIONS"). (We refer to the Guaranteed Fixed Accounts and the Investment Divisions together as "ALLOCATION OPTIONS.")

Regardless of which Allocation Option(s) you select, investment earnings on your premiums for non-qualified Contracts will be TAX DEFERRED. Your Contract is intended to help you save for your retirement or other long-term investment purposes and provides for a DEATH BENEFIT during the ACCUMULATION PHASE (when you make premium payments to us) and a variety of income options during the INCOME PHASE (when we make income payments to you). We generally will not issue a Contract to anyone over age 90.

--------------------------------------------------------------------------------
OPTIONAL FEATURES

Optional features of your Contract include:

o a CONTRACT ENHANCEMENT ENDORSEMENT (a credit to your contract value from our general account equal to 2%, 3% or 4% of your premium payments in the first Contract year) that provides net contact value benefits under selected circumstances. The 3% and 4% Contract Enhancements are currently unavailable. See "Optional Contract Enhancements" at page 39;

o a GUARANTEED MINIMUM INCOME BENEFIT (guarantees a minimum fixed income benefit under certain life contingent options after a period of at least seven Contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase);

o a GUARANTEED MINIMUM WITHDRAWAL BENEFIT (that permits you to make partial withdrawals, prior to the income date that, in total, equal the amount of net premium payments made (if elected after issue [availability may be limited to the issue date], the contract value, less any recapture charges, will be used instead of the net premium payment at issue)). The guarantee is effective if partial withdrawals taken within any one Contract year do not exceed 7% of net premium payments;

o a 20% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT (permits you to withdraw 20% of premium still subject to a withdrawal charge minus earnings during each Contract year without a withdrawal charge); and

o a FIVE-YEAR WITHDRAWAL CHARGE PERIOD ENDORSEMENT (reduces the withdrawal charge applicable through the fifth contribution year and eliminates it in years six and seven).

--------------------------------------------------------------------------------
ALLOCATION OPTIONS

You may not allocate your contract values to more than 18 Allocation Options, at any one time. Each Investment Division invests in a single FUND (investment portfolio) of an underlying mutual fund.

--------------------------------------------------------------------------------
PURCHASES

Under most circumstances, you must make an initial premium payment of at least $5,000 ($2,000 for a qualified plan Contract). You are permitted to make subsequent premium payments at any time during the accumulation phase. Each subsequent payment must be at least $500 ($50 under an automatic payment plan). We reserve the right to refuse any premium payment. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Accounts.

--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY

You can withdraw all or a portion of your contract values during the accumulation phase. The Contract offers two programs for taking periodic withdrawals, as distinguished from scheduled partial withdrawals. Withdrawals may be subject to a withdrawal charge and an "INTEREST RATE ADJUSTMENT." We may also deduct any withholding taxes imposed from the amount payable or your remaining values under the Contract. You may also have to pay taxes and a tax penalty on money you withdraw.

--------------------------------------------------------------------------------
INCOME PAYMENTS

You may choose to receive regular income payments from us (most typically, when you retire). During this "income phase," you have the same variable allocation options as during the accumulation phase.

--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your BENEFICIARY will receive a death benefit of at least the greater of your contract value on the date we receive proof of death and completed claim forms from your beneficiary, the total premiums you have paid since your Contract was issued, minus prior withdrawals (including any applicable charges and adjustments), and premium taxes or the greatest anniversary value prior to your 86th birthday, minus withdrawals and withdrawal charges plus premium paid since that anniversary.
--------------------------------------------------------------------------------
FREE LOOK

If you cancel your Contract within 20 days after receiving it, we will return the contract value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the premium allocated to the Guaranteed Fixed Accounts, minus any withdrawals from the Guaranteed Fixed Accounts, and Contract Enhancement recapture charge attributable to the Contract Enhancement Endorsement as of the date we receive your Contract if you mail it to us or the date the Contract is returned to the selling agent.

--------------------------------------------------------------------------------
TAXES

Under the Internal Revenue Code, you generally will not be taxed on the earnings on your contract value until you make a withdrawal (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan. Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59 1/2, may be subject to a tax penalty.
--------------------------------------------------------------------------------
EXPENSES

Your Contract has insurance features and investment features, and there are costs related to each. Each Fund has its own expenses. The Contract's charges and Fund expenses are described in the following Fee Table:

                                    FEE TABLE


The information below describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The information describes the fees and expenses that you will pay at the time that you buy and surrender the Contract, receive income payments or transfer cash value between investment options. State premium taxes may also be deducted.

Owner Transaction Expenses
         Maximum Withdrawal Charge (as a percentage of premium payments): 7%

        Contribution Year(1) of Premium        1       2       3       4       5       6      7       8+
        Payment(2)
        Withdrawal Charge                      7%      6%      5%      4%      3%      2%     1%      0
        Withdrawal Charge if Five-Year
            Period is elected                  6.5%    5%      3%      2%      1%      0      0       0

        CONTRACT ENHANCEMENT RECAPTURE CHARGE (IMPOSED ON WITHDRAWALS, AS A
        PERCENTAGE OF FIRST YEAR PREMIUM PAYMENTS IF AN OPTIONAL CONTRACT
        ENHANCEMENT IS SELECTED):
        Contribution Year of Premium          1      2        3         4          5         6          7       8+
        Payment3
        Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%        0          0       0
        Recapture Charge (3% Credit)         3%     3%         2%        2%        2%        1%        1%       0
        Recapture Charge (4% Credit)         4%     4%       2.5%      2.5%      2.5%     1.25%     1.25%       0

        TRANSFER CHARGE: $25 for each transfer in excess of 15 in a Contract year(4)
        OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE ("GMIB"): .30% of GMIB Benefit Base(5)
        COMMUTATION FEE: If you make a total withdrawal
        from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation)
        calculated using a discount rate that is (a) equal to the rate assumed in calculating the initial income payment and (b) discount rate that is no more than 1% higher than (a).

The information below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

         ANNUAL CONTRACT MAINTENANCE CHARGE:   $30(6)

SEPARATE ACCOUNT ANNUAL EXPENSES (as an annual percentage of average daily account value)

         BASE CONTRACT CHARGES
         ---------------------
         MORTALITY AND EXPENSE RISK CHARGES                     1.25%
         ADMINISTRATION CHARGE                                   .15%(7)
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                 -----
         (WITH NO OPTIONAL BENEFITS)                            1.40%
         CHARGES FOR OPTIONAL ENDORSEMENTS
         ---------------------------------
         20% ADDITIONAL FREE WITHDRAWAL                          .30%
         FIVE-YEAR WITHDRAWAL CHARGE PERIOD                      .30%
         CONTRACT ENHANCEMENT (2% CREDIT)                       .395%(8)
         CONTRACT ENHANCEMENT (3% CREDIT)                        .42%(9)
         CONTRACT ENHANCEMENT (4% CREDIT)                        .56%(9)
         GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB")          .70%(10)
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
         (WITH MAXIMUM OPTIONAL ENDORSEMENTS, INCLUDING
         THE MAXIMUM "STEP-UP" CHARGE, BUT WITHOUT THE GMIB)   2.795%(11)

The information below shows the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division.

TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses)

Minimum:  .60%

Maximum: 1.41%


FUND ANNUAL EXPENSES (as an annual percentage of the Fund's average daily net assets)



                                                                       MANAGEMENT       ESTIMATED
                                                                          AND          DISTRIBUTION                 TOTAL FUND
                                                                     ADMINISTRATIVE      (12B-1)        OTHER         ANNUAL
                                                                       FEE(12)           FEES(13)      EXPENSES      EXPENSES
FUND NAME
------------------------------------------------------------------ ------------------- ------------- ------------ ---------------
AIM/JNL Large Cap Growth Fund                                           1.10%              .05%           0%            1.15%
AIM/JNL Small Cap Growth Fund                                           1.15%              .02%           0%            1.17%
AIM/JNL Premier Equity II Fund                                          1.05%              .04%           0%            1.09%
Alger/JNL Growth Fund                                                   1.08%                0%           0%            1.08%
Alliance Capital/JNL Growth Fund                                        0.88%              .01%           0%            0.89%
Eagle/JNL Core Equity Fund                                              0.97%              .03%           0%            1.00%
Eagle/JNL SmallCap Equity Fund                                          1.05%              .03%           0%            1.08%
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                          0.89%              .01%           0%            0.90%
JPMorgan/JNL International Value Fund                                   1.08%                0%           0%            1.08%
Janus/JNL Aggressive Growth Fund                                        1.02%              .08%           0%            1.10%
Janus/JNL Balanced Fund                                                 1.05%              .02%           0%            1.07%
Janus/JNL Capital Growth Fund                                           1.04%              .05%           0%            1.09%
Janus/JNL Global Equities Fund(14)                                      1.07%              .03%           0%            1.10%
Lazard/JNL Mid Cap Value Fund                                           1.08%              .04%           0%            1.12%
Lazard/JNL Small Cap Value Fund                                         1.14%              .03%           0%            1.17%
Mellon Capital Management/JNL S&P 500 Index Fund                        0.60%              .01%           0%            0.61%
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund                0.60%              .01%           0%            0.61%
Mellon Capital Management/JNL Small Cap Index Fund                      0.60%              .02%           0%            0.62%
Mellon Capital Management/JNL International Index Fund                  0.65%                0%           0%            0.65%
Mellon Capital Management/JNL Bond Index Fund                           0.60%                0%           0%            0.60%
Oppenheimer/JNL Global Growth Fund                                      1.05%                0%           0%            1.05%
Oppenheimer/JNL Growth Fund                                             1.00%                0%           0%            1.00%
PIMCO/JNL Total Return Bond Fund                                        0.80%                0%           0%            0.80%
PPM America/JNL Balanced Fund                                           0.81%              .01%(15)       0%            0.82%
PPM America/JNL High Yield Bond Fund                                    0.82%                0%           0%            0.82%
PPM America/JNL Money Market Fund                                       0.69%                0%           0%            0.69%
PPM America/JNL Value Fund                                              0.85%              .13%           0%            0.98%
Putnam/JNL Equity Fund                                                  0.99%              .06%           0%            1.05%
Putnam/JNL International Equity Fund                                    1.18%              .03%           0%            1.21%
Putnam/JNL Midcap Growth Fund                                           1.05%              .05%           0%            1.10%
Putnam/JNL Value Equity Fund                                            0.98%              .03%           0%            1.01%
Salomon Brothers/JNL Global Bond Fund                                   0.95%                0%           0%            0.95%
Salomon Brothers/JNL U.S. Government & Quality Bond Fund                0.78%                0%           0%            0.78%
S&P/JNL Conservative Growth Fund I(16)                                  0.20%                0%           0%            0.20%
S&P/JNL Moderate Growth Fund I(16)                                      0.20%                0%           0%            0.20%
S&P/JNL Aggressive Growth Fund I(16)                                    0.20%                0%           0%            0.20%
S&P/JNL Very Aggressive Growth Fund I(16)                               0.20%                0%           0%            0.20%
S&P/JNL Equity Growth Fund I(16)                                        0.20%                0%           0%            0.20%
S&P/JNL Equity Aggressive Growth Fund I(16)                             0.20%                0%           0%            0.20%
S&P/JNL Core Index 50 Fund(16)                                          0.20%                0%           0%            0.20%
S&P/JNL Core Index 75 Fund(16)                                          0.20%                0%           0%            0.20%
S&P/JNL Core Index 100 Fund(16)                                         0.20%                0%           0%            0.20%
T. Rowe Price/JNL Established Growth Fund                               0.92%              .02%           0%            0.94%
T. Rowe Price/JNL Mid-Cap Growth Fund                                   1.03%              .01%           0%            1.04%
T. Rowe Price/JNL Value Fund                                            1.00%              .02%           0%            1.02%
First Trust/JNL The DowSM Target 10 Fund(17)                            0.82%                0%           0%            0.82%
First Trust/JNL The S&P(R)Target 10 Fund(18)                            0.82%                0%           0%            0.82%
First Trust/JNL Global Target 15 Fund                                   0.87%                0%           0%            0.87%
First Trust/JNL Target 25 Fund                                          0.82%                0%           0%            0.82%
First Trust/JNL Target Small-Cap Fund                                   0.82%                0%           0%            0.82%
------------------------------------------------------------------ ------------------- ------------- ------------ ---------------

EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses and the cost if you select the 20% Additional Free Withdrawal Endorsement, the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge)and the 2% Contract Enhancement Endorsement. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$422              $1,277            $2,145           $4,186

If you surrender your Contract at the end of each time period

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$492              $1,327            $2,175           $4,186

The following examples include minimum Fund fees and expenses and includes no optional endorsements. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$203              $627              $1,078           $2,327

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$273              $677              $1,108           $2,327

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the Separate Account and the Funds. Premium taxes may also apply. The examples reflect the Contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Guaranteed Fixed Accounts.

A withdrawal charge is imposed on income payments which occur within 13 months of the date the Contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. An accumulation unit value history is provided below. It shows values for the following Contracts:

o        Contracts with no endorsements and

o        Contracts with optional endorsements.

All other accumulation unit value history can be found in the SAI.

CONTRACT - M&E 1.40% IS THE BASE CONTRACT WITH NO OPTIONAL BENEFITS.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                   DECEMBER 31,
                                                                                                           2002
                                                                                                           ----
AIM/JNL Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                   $8.74
    End of period                                                                                         $8.04
  Accumulation units outstanding
  at the end of period                                                                                    3,656

AIM/JNL Premier Equity II Division (a)
  Accumulation unit value:
    Beginning of period                                                                                   $8.46
    End of period                                                                                         $7.80
  Accumulation units outstanding
  at the end of period                                                                                     412

AIM/JNL Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                   $8.64
    End of period                                                                                         $8.29
  Accumulation units outstanding
  at the end of period                                                                                    1,368

Alger/JNL Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                                                   $11.98
    End of period                                                                                         $12.63
  Accumulation units outstanding
  at the end of period                                                                                     668

Alliance Capital/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                                   $8.38
    End of period                                                                                         $7.73
  Accumulation units outstanding
  at the end of period                                                                                     170

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                                  N/A (o)
    End of period                                                                                        N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                   N/A (o)

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                                  N/A (o)
    End of period                                                                                        N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                   N/A (o)

Janus/JNL Aggressive Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                                   $18.11
    End of period                                                                                         $17.75
  Accumulation units outstanding
  at the end of period                                                                                      53

Janus/JNL Balanced Division (f)
  Accumulation unit value:
    Beginning of period                                                                                   $8.56
    End of period                                                                                         $8.42
  Accumulation units outstanding
  at the end of period                                                                                    2,670

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                  N/A (o)
    End of period                                                                                        N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                   N/A (o)

JPMorgan/JNL Enhanced S&P 500 Stock Index Division (d)
  Accumulation unit value:
    Beginning of period                                                                                   $5.66
    End of period                                                                                         $5.96
  Accumulation units outstanding
  at the end of period                                                                                    2,464

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                                  N/A (o)
    End of period                                                                                        N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                   N/A (o)

Lazard/JNL Mid Cap Value Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $11.04
    End of period                                                                                         $11.03
  Accumulation units outstanding
  at the end of period                                                                                     121

Lazard/JNL Small Cap Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                                   $9.81
    End of period                                                                                         $9.40
  Accumulation units outstanding
  at the end of period                                                                                    1,661

Mellon Capital Management/JNL Bond Index Division (l)
  Accumulation unit value:
    Beginning of period                                                                                   $10.60
    End of period                                                                                         $10.71
  Accumulation units outstanding
  at the end of period                                                                                     925

Mellon Capital Management/JNL International Index Division
  Accumulation unit value:
    Beginning of period                                                                                  N/A (o)
    End of period                                                                                        N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                   N/A (o)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division (l)
  Accumulation unit value:
    Beginning of period                                                                                   $7.52
    End of period                                                                                         $8.49
  Accumulation units outstanding
  at the end of period                                                                                     379

Mellon Capital Management/JNL S&P 500 Index Division (l)
  Accumulation unit value:
    Beginning of period                                                                                   $6.87
    End of period                                                                                         $7.69
  Accumulation units outstanding
  at the end of period                                                                                    5,344

Mellon Capital Management/JNL Small Cap Index Division (l)
  Accumulation unit value:
    Beginning of period                                                                                   $7.03
    End of period                                                                                         $7.91
  Accumulation units outstanding
  at the end of period                                                                                     316

Oppenheimer/JNL Global Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                                   $7.50
    End of period                                                                                         $7.03
  Accumulation units outstanding
  at the end of period                                                                                    1,720

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                                  N/A (o)
    End of period                                                                                        N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                   N/A (o)

PIMCO/JNL Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                   $12.75
    End of period                                                                                         $13.12
  Accumulation units outstanding
  at the end of period                                                                                    4,386

PPM America/JNL Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                                                   $17.72
    End of period                                                                                         $17.57
  Accumulation units outstanding
  at the end of period                                                                                    1,005

PPM America/JNL High Yield Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                                   $12.65
    End of period                                                                                         $13.25
  Accumulation units outstanding
  at the end of period                                                                                     881

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                                  N/A (o)
    End of period                                                                                        N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                   N/A (o)

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                                  N/A (o)
    End of period                                                                                        N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                   N/A (o)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                                  N/A (o)
    End of period                                                                                        N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                   N/A (o)

Putnam/JNL International Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                                   $10.03
    End of period                                                                                         $9.27
  Accumulation units outstanding
  at the end of period                                                                                     424

Putnam/JNL Midcap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                   $5.35
    End of period                                                                                         $4.92
  Accumulation units outstanding
  at the end of period                                                                                    2,336

Putnam/JNL Value Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                                   $15.87
    End of period                                                                                         $14.92
  Accumulation units outstanding
  at the end of the period                                                                                 214

S&P/JNL Aggressive Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                                   $9.11
    End of period                                                                                         $9.13
  Accumulation units outstanding
  at the end of period                                                                                    32,364

S&P/JNL Conservative Growth Division I (i)
 Accumulation unit value:
    Beginning of period                                                                                   $10.18
    End of period                                                                                         $10.05
  Accumulation units outstanding
  at the end of period                                                                                    7,355

S&P/JNL Core Index 100 Division (m)
  Accumulation unit value:
    Beginning of period                                                                                   $7.80
    End of period                                                                                         $8.54
  Accumulation units outstanding
  at the end of period                                                                                     227

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                                  N/A (o)
    End of period                                                                                        N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                   N/A (o)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                                  N/A (o)
    End of period                                                                                        N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                   N/A (o)

S&P/JNL Equity Aggressive Growth Division I (l)
  Accumulation unit value:
    Beginning of period                                                                                   $7.35
    End of period                                                                                         $8.21
  Accumulation units outstanding
  at the end of period                                                                                     109

S&P/JNL Equity Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                                   $8.54
    End of period                                                                                         $8.05
  Accumulation units outstanding
  at the end of period                                                                                    2,928

S&P/JNL Moderate Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                                                   $10.07
    End of period                                                                                         $9.79
  Accumulation units outstanding
  at the end of period                                                                                    27,291

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                  N/A (o)
    End of period                                                                                        N/A (o)
  Accumulation units outstanding
  at the end of period                                                                                   N/A (o)

Salomon Brothers/JNL Global Bond Division (d)
  Accumulation unit value:
    Beginning of period                                                                                   $15.18
    End of period                                                                                         $15.78
  Accumulation units outstanding
  at the end of the period                                                                                 422

Salomon Brothers/JNL U.S. Government & Quality Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                                   $14.83
    End of period                                                                                         $15.25
  Accumulation units outstanding
  at the end of period                                                                                    3,516

T. Rowe Price/JNL Established Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                                   $19.15
    End of period                                                                                         $18.49
  Accumulation units outstanding
  at the end of period                                                                                     747

T. Rowe Price/JNL Mid-Cap Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                                   $21.31
    End of period                                                                                         $21.05
  Accumulation units outstanding
  at the end of period                                                                                     639

T. Rowe Price/JNL Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                                   $9.31
    End of period                                                                                         $9.09
  Accumulation units outstanding
  at the end of period                                                                                    2,713

First Trust/JNL The DowSM Target 10 Division (n)
  Accumulation unit value:
    Beginning of period                                                                                   $10.83
    End of period                                                                                         $11.16
  Accumulation units outstanding
  at the end of period                                                                                    4,978

First Trust/JNL The S&P (R) Target 10 Division (n)
  Accumulation unit value:
    Beginning of period                                                                                   $10.14
    End of period                                                                                         $9.64
  Accumulation units outstanding
  at the end of period                                                                                     152

First Trust/JNL The Global Target 15 Division  (n)
  Accumulation unit value:
    Beginning of period                                                                                   $10.01
    End of period                                                                                         $9.68
  Accumulation units outstanding
  at the end of period                                                                                     418

First Trust/JNL Target 25 Division (n)
  Accumulation unit value:
    Beginning of period                                                                                   $10.28
    End of period                                                                                         $10.28
  Accumulation units outstanding
  at the end of period                                                                                      5

First Trust/JNL Target Small-Cap Division (n) Accumulation unit value:
    Beginning of period                                                                                   $10.83
    End of period                                                                                         $10.84
  Accumulation units outstanding
  at the end of period                                                                                      5

(a)    Commencement of operations August 26, 2002.
(b)    Commencement of operations November 15, 2002.
(c)    Commencement of operations August 30, 2002.
(d)    Commencement of operations September 23, 2002.
(e)    Commencement of operations November 7, 2002.
(f)    Commencement of operations August 28, 2002.
(g)    Commencement of operations November 22, 2002.
(h)    Commencement of operations September 3, 2002.
(i)    Commencement of operations August 19, 2002.
(j)    Commencement of operations November 27, 2002.
(k)    Commencement of operations November 11, 2002.
(l)    Commencement of operations October 7, 2002.
(m)    Commencement of operations October 9, 2002.
(n)    Commencement of operations November 1, 2002.
(o) These investment divisions had not commenced operations at December 31, 2002.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.095% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 2% AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                   DECEMBER 31,
                                                                                                           2002
                                                                                                           ----
AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)


Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Janus/JNL Capital Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                                   $13.13
    End of period                                                                                         $12.80
  Accumulation units outstanding
  at the end of period                                                                                      162

JPMorgan/JNL Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Lazard/JNL Mid Cap Value Division  (b)
  Accumulation unit value:
    Beginning of period                                                                                   $10.43
    End of period                                                                                         $10.67
  Accumulation units outstanding
  at the end of period                                                                                     2,075

Lazard/JNL Small Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                                    $8.90
    End of period                                                                                          $9.08
  Accumulation units outstanding
  at the end of period                                                                                      728

Mellon Capital Management/JNL Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Mellon Capital Management/JNL International Index Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Mellon Capital Management/JNL S&P 500 Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                                    $7.80
    End of period                                                                                          $7.64
  Accumulation units outstanding
  at the end of period                                                                                     1,519

Mellon Capital Management/JNL Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Oppenheimer/JNL Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

PIMCO/JNL Total Return Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                                   $12.27
    End of period                                                                                         $12.69
  Accumulation units outstanding
  at the end of period                                                                                     3,962

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

PPM America/JNL High Yield Bond Division (d)
  Accumulation unit value:
    Beginning of period                                                                                   $12.53
    End of period                                                                                         $12.57
  Accumulation units outstanding
  at the end of period                                                                                       4

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Putnam/JNL Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                                   $13.84
    End of period                                                                                         $13.69
  Accumulation units outstanding
  at the end of period                                                                                     1,122

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

Putnam/JNL Value Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                                   $14.13
    End of period                                                                                         $14.14
  Accumulation units outstanding
  at the end of the period                                                                                  839

S&P/JNL Aggressive Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                                    $8.89
    End of period                                                                                          $8.84
  Accumulation units outstanding
  at the end of period                                                                                     4,820

S&P/JNL Conservative Growth Division I (b)
 Accumulation unit value:
    Beginning of period                                                                                    $9.58
    End of period                                                                                          $9.72
  Accumulation units outstanding
  at the end of period                                                                                    12,221

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

S&P/JNL Moderate Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                                    $9.75
    End of period                                                                                          $9.47
  Accumulation units outstanding
  at the end of period                                                                                     2,538

S&P/JNL Very Aggressive Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                                    $8.44
    End of period                                                                                          $8.28
  Accumulation units outstanding
  at the end of period                                                                                       6

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of the period                                                                                N/A (g)

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

T. Rowe Price/JNL Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                                    $8.90
    End of period                                                                                          $8.92
  Accumulation units outstanding
  at the end of period                                                                                      718

First Trust/JNL The DowSM Target 10 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                   $10.54
    End of period                                                                                         $11.12
  Accumulation units outstanding
  at the end of period                                                                                      615

First Trust/JNL The S&P (R) Target 10 Division (b)
  Accumulation unit value:
    Beginning of period                                                                                   $10.76
    End of period                                                                                          $9.60
  Accumulation units outstanding
  at the end of period                                                                                      603

First Trust/JNL The Global Target 15 Division  (b)
  Accumulation unit value:
    Beginning of period                                                                                    $9.92
    End of period                                                                                          $9.65
  Accumulation units outstanding
  at the end of period                                                                                      653

First Trust/JNL Target 25 Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

First Trust/JNL Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                                   N/A (g)
    End of period                                                                                         N/A (g)
  Accumulation units outstanding
  at the end of period                                                                                    N/A (g)

(a)  Commencement of operations November 5, 2002.
(b)  Commencement of operations October 18, 2002.
(c)  Commencement of operations October 25, 2002.
(d)  Commencement of operations December 17, 2002.
(e)  Commencement of operations December 9, 2002.
(f)  Commencement of operations November 25, 2002.
(g) These investment divisions had not commenced operations at December 31, 2002.


The consolidated balanced sheets of Jackson National NY and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2002, and the financial statements of Jackson National NY's JNLNY Separate Account I as of December 31, 2002, are included in the SAI.

The Separate Account's financial statements and the financial statements of Jackson National NY have been audited by KPMG LLP, independent accountants.



                              THE ANNUITY CONTRACT

Your Contract is a Contract between you, the owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity Contract. We generally will not issue a Contract to someone older than 90. Your Contract or your qualified plan permit you to accumulate contract value on a tax-deferred basis. You may allocate your contract values to

     o our Guaranteed Fixed Accounts, as may be made available by us, or as may be otherwise limited by us; or to

     o Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity Contracts, has two phases:

     o    the ACCUMULATION PHASE, when you make premium payments to us, and

     o    the INCOME PHASE, when we make income payments to you.

As the owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment. An assignment may be a taxable event.


--------------------------------------------------------------------------------
YOU MAY CHOOSE AMONG FIXED AND VARIABLE ALLOCATION OPTIONS IN BOTH THE ACCUMULATION AND INCOME PHASES OF YOUR CONTRACT, AS THEN CURRENTLY AVAILABLE.
--------------------------------------------------------------------------------


                               JACKSON NATIONAL NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue the Contracts and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each owner; the number and type of Contracts issued to each owner; and records with respect to the value of each Contract.


--------------------------------------------------------------------------------
WE  ARE A LIFE  INSURANCE  COMPANY  AND  ISSUE  ANNUITIES  AND  LIFE  INSURANCE
CONTRACTS.
--------------------------------------------------------------------------------


                          THE GUARANTEED FIXED ACCOUNTS

Contract value that you allocate to a Guaranteed Fixed Account option will be placed with other assets in our general account. The Guaranteed Fixed Account options are not registered with the SEC, and the SEC does not review the information we provide to you about them. Disclosures regarding the Guaranteed Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of Guaranteed Fixed Account options, and transfers into and out of the Guaranteed Fixed Account options, may be subject to contractual and administrative requirements. Accordingly, before purchasing a Contract, you should consult your JNLNY representative with respect to the current availability of Guaranteed Fixed Accounts and their limitations.

Each available GUARANTEED FIXED ACCOUNT offers a minimum interest rate that we guarantee for a specified period (for example, one, three, five or seven years). We guarantee principal and interest of any contract values while they are allocated to a Guaranteed Fixed Account only if amounts allocated to the account are not withdrawn until the end of the chosen duration. The value of a Guaranteed Fixed Account may be reduced if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than your premium payments (minus any applicable premium tax) and transfers allocated to the Guaranteed Fixed Accounts, minus transfers, withdrawals and charges from the Guaranteed Fixed Accounts, accumulated at 3% per year, minus any withdrawal charges or any tax due. Your Contract contains a more complete description of the Guaranteed Fixed Accounts, as supplemented by our administrative requirements relating to transfers.

--------------------------------------------------------------------------------
THE GUARANTEED FIXED ACCOUNTS ARE NOT SECURITIES. YOUR ALLOCATIONS TO ANY GUARANTEED FIXED ACCOUNT WILL ACCUMULATE AT LEAST AT THE MINIMUM GUARANTEED RATE OF THAT GUARANTEED FIXED ACCOUNT.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BOTH THE AVAILABILITY OF GUARANTEED FIXED ACCOUNT OPTIONS, AND TRANSFERS INTO AND OUT OF THE GUARANTEED FIXED OPTIONS, MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE LIMITATIONS.
--------------------------------------------------------------------------------

                              THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.



                              INVESTMENT DIVISIONS

You can allocate your contract value to any or all of the Investment Divisions; however, you may not allocate to more than 18 Allocation Options at any one time. Each Investment Division purchases the shares of one underlying FUND (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate contract values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

--------------------------------------------------------------------------------
YOUR ALLOCATIONS TO INVESTMENT DIVISIONS ARE INVESTED IN UNDERLYING FUNDS AND WHETHER YOU MAKE OR LOSE MONEY DEPENDS ON THE INVESTMENT PERFORMANCE OF THOSE FUNDS.
--------------------------------------------------------------------------------

                                                THE FUNDS, INVESTMENT OBJECTIVES AND ADVISERS

          ==================================== =========================================== ==========================
                                                                                            INVESTMENT ADVISER (AND
                     NAME OF FUND                         INVESTMENT OBJECTIVE                   SUB-ADVISER)
          ==================================== =========================================== ==========================
          ===========================================================================================================
          JNL SERIES TRUST
          -----------------------------------------------------------------------------------------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          AIM/JNL Large Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               investing in securities of                  Management, LLC (and AIM
                                               large-capitalization companies.             Capital Management, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          AIM/JNL Small Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 80% of its      Management, LLC (and AIM
                                               assets (net assets plus the amount of any   Capital Management, Inc.)
                                               borrowings for investment purposes) in
                                               securities of small cap-companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          AIM/JNL Premier Equity II            Seeks to achieve long-term growth by        Jackson National Asset
                                               investing primarily in equity securities,   Management, LLC (and AIM
                                               including convertible securities.           Capital Management, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Alger/JNL Growth                     Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in a diversified portfolio of        Fred Alger Management,
                                               equity securities - common stock,           Inc.)
                                               preferred stock, and securities
                                               convertible into or exchangeable for
                                               common stock - of large companies which
                                               trade on U.S. exchanges or in the U.S.
                                               over-the-counter market.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Alliance Capital/JNL Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks or securities    Alliance Capital
                                               with common stock characteristics that      Management L.P.)
                                               the sub-adviser believes have the
                                               potential for capital appreciation, which
                                               include securities convertible into or
                                               exchangeable for common stock.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Eagle/JNL Core Equity                Seeks long-term capital appreciation and,   Jackson National Asset
                                               secondarily, current income by investing    Management, LLC (and
                                               at least 80% of its assets (net assets      Eagle Asset Management,
                                               plus the amount of any borrowings for       Inc.)
                                               investment purposes) in a diversified
                                               portfolio of common stock of U.S.
                                               companies that meet the criteria for one
                                               of three separate equity strategies: the
                                               growth equity strategy, the value equity
                                               strategy and the equity income strategy.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Eagle/JNL SmallCap Equity            Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Eagle Asset Management,
                                               for investment purposes) in a diversified   Inc.)
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of securities represented by
                                               the Russell 2000.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JPMorgan/JNL Enhanced S&P 500        Seeks high total return from a broadly      Jackson National Asset
          Stock Index                          diversified portfolio of equity             Management, LLC (and
                                               securities by investing in a diversified    J.P. Morgan Investment
                                               portfolio of large- and                     Management, Inc.)
                                               medium-capitalization U.S. companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JPMorgan/JNL International Value     Seeks high total return from a portfolio    Jackson National Asset
                                               of equity securities of foreign companies   Management, LLC (and
                                               in developed and, to a lesser extent,       J.P. Morgan Investment
                                               developing markets.                         Management, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Aggressive Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks of U.S. and      Janus Capital
                                               foreign companies selected for their        Management, LLC)
                                               growth potential.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Balanced                   Seeks long-term capital growth,             Jackson National Asset
                                               consistent with preservation of capital     Management, LLC (and
                                               and balanced by current income normally     Janus Capital
                                               investing 40-60% of its assets in           Management, LLC)
                                               securities selected primarily for their
                                               growth potential and 40-60% of its assets
                                               in securities selected primarily for
                                               their income potential.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Capital Growth             Seeks long-term growth of capital in a      Jackson National Asset
                                               manner consistent with the preservation     Management, LLC (and
                                               of capital through a non-diversified        Janus Capital
                                               portfolio consisting primarily of common    Management, LLC)
                                               stocks of U.S. and foreign companies
                                               selected for their growth potential and
                                               normally invests at least 50% of its
                                               equity assets in medium-sized companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Global Equities            Seeks long-term growth of capital in a      Jackson National Asset
                                               manner consistent with the preservation     Management, LLC (and
                                               of capital through a diversified            Janus Capital
                                               portfolio of equity securities of foreign   Management, LLC)
                                               and domestic issuers.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Lazard/JNL Mid Cap Value             Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its assets (net assets      Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented in the
                                               Russell Mid Cap Index and that the
                                               sub-adviser believes are undervalued
                                               based on their return on equity.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Lazard/JNL Small Cap Value           Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its assets (net assets      Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented by the
                                               Russell 2000(R)Index that the sub-adviser
                                               believes are undervalued based on their
                                               return on equity.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL S&P    Seeks to match the performance of           Jackson National Asset
          500 Index                            the S&P 500(R) Index to provide             Management, LLC (and
                                               long-term capital growth by investing in    Mellon Capital
                                               large-capitalization company securities.    Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL S&P    Seeks to match the performance of           Jackson National Asset
          400 Mid Cap Index                    the S&P  400(R) Index to provide            Management, LLC (and
                                               long-term capital  growth by investing      Mellon Capital
                                               in equity securities  of medium             Management Corporation)
                                               capitalization weighted domestic
                                               corporations.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL        Seeks to match the performance of the       Jackson National Asset
          Small Cap Index                      Russell 2000(R) Index to provide long-term  Management, LLC (and
                                               growth of capital by investing in           Mellon Capital
                                               equity securities of small to mid-size      Management Corporation)
                                               domestic corporations.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL        Seeks to match the performance of the       Jackson National Asset
          International Index                  Morgan Stanley Capital International        Management, LLC (and
                                               Europe Australasia Far East Free            Mellon Capital
                                               Index to provide long-term capital          Management Corporation)
                                               growth by  investing
                                               in international equity
                                               securities attempting to match
                                               the characteristics of each
                                               country within the index.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL Bond   Seeks to match the performance of the       Jackson National Asset
          Index                                Lehman Brothers Aggregate Bond Index to     Management, LLC (and
                                               provide a moderate rate of income by        Mellon Capital
                                               investing in domestic fixed-income          Management Corporation)
                                               investments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Oppenheimer/JNL Global Growth        Seeks capital appreciation by investing     Jackson National Asset
                                               primarily in common stocks of companies     Management, LLC (and
                                               in the U.S. and foreign countries. The      OppenheimerFunds, Inc.)
                                               Fund can invest without limit in foreign
                                               securities and can invest in any country,
                                               including countries with developed or
                                               emerging markets.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Oppenheimer/JNL Growth               Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of "growth          Management, LLC (and
                                               companies." The Fund currently focuses on   OppenheimerFunds, Inc.)
                                               stocks of companies having a large
                                               capitalization (currently more than $12
                                               billion) or mid-capitalization ($2
                                               billion to $12 billion), but this focus
                                               could change over time as well as the
                                               companies the Fund considers to be
                                               currently large and mid-capitalization.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PIMCO/JNL Total Return Bond          Seeks maximum total return, consistent      Jackson National Asset
                                               with the preservation of capital and        Management, LLC (and
                                               prudent investment management, by           Pacific Investment
                                               normally investing at least 80% of its      Management Company LLC)
                                               assets (net assets plus the amount of any
                                               borrowings for investment purposes) in a
                                               diversified portfolio of
                                               investment-grade, fixed-income securities
                                               of U.S. and foreign issuers such as
                                               government, corporate, mortgage- and
                                               other asset-backed securities and cash
                                               equivalents.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL Balanced             Seeks reasonable income, long-term          Jackson National Asset
                                               capital growth and preservation of          Management, LLC (and PPM
                                               capital by investing primarily in a         America, Inc.)
                                               diversified portfolio of common stock and
                                               fixed-income securities of U.S.
                                               companies, but may also invest in
                                               securities convertible into
                                               common stocks, deferred debt
                                               obligations and zero coupon
                                               bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL High Yield Bond      Seeks to provide a high level of current    Jackson National Asset
                                               income, with capital appreciation as a      Management, LLC (and PPM
                                               secondary investment objective, by          America, Inc.)
                                               investing substantially in a diversified
                                               portfolio of long-term (over 10 years to
                                               maturity) and intermediate-term (3 to 10
                                               years to maturity) fixed-income
                                               securities of U.S. and foreign issuers,
                                               with an emphasis on higher-yielding,
                                               higher-risk, lower-rated or unrated bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL Money Market         Seeks a high level of current income as     Jackson National Asset
                                               is consistent with the preservation         Management, LLC (and PPM
                                               of  capital and maintenance of              America, Inc.)
                                               liquidity by  investing in high quality,
                                               short-term money market
                                               instruments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL Value                Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and PPM
                                               assets in common stocks of domestic         America, Inc.)
                                               companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL Equity                    Seeks long-term capital growth by           Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stock of domestic,      Putnam Investment
                                               large-capitalization companies. However,    Management, Inc.)
                                               the Fund may also invest in preferred
                                               stocks, bonds, convertible preferred
                                               stock and convertible debentures if the
                                               sub-adviser believes that they offer the
                                               potential for capital appreciation.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL International Equity      Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Putnam Investment
                                               for investment purposes) in a diversified   Management, Inc.)
                                               portfolio consisting primarily of common
                                               stocks of non-U.S. companies. The Fund
                                               invests in foreign securities that the
                                               sub-adviser believes offer significant
                                               potential for long-term appreciation.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL Midcap Growth             Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of U.S. companies   Management, LLC (and
                                               with a focus on growth stocks which are     Putnam Investment
                                               stocks whose earnings the sub-adviser       Management, Inc.)
                                               believes are likely to grow faster than
                                               the economy as a whole.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL Value Equity              Seeks capital growth, with income as a      Jackson National Asset
                                               secondary objective, by investing           Management, LLC (and
                                               primarily in a diversified portfolio of     Putnam Investment
                                               equity securities of domestic,              Management, Inc.)
                                               large-capitalization companies. At least
                                               80% of its assets (net assets plus the
                                               amount of any borrowings for investment
                                               purposes) will be invested, under normal
                                               market conditions, in equity securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Salomon Brothers/JNL Global Bond     Seeks a high level of current income,       Jackson National Asset
                                               with capital appreciation as a secondary    Management, LLC (and
                                               objective, by investing at least 80% of     Salomon Brothers Asset
                                               its assets (net assets plus the amount of   Management Inc)
                                               any borrowings for investment purposes)
                                               in a globally diverse portfolio of
                                               fixed-income investments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Salomon Brothers/JNL U.S.            Seeks a high level of current income by     Jackson National Asset
          Government & Quality Bond            investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Salomon Brothers Asset
                                               for investment purposes) in:  (i) U.S.      Management Inc)
                                               Treasury obligations; (ii) obligations
                                               issued or guaranteed by agencies or
                                               instrumentalities of the U.S. Government
                                               which are backed by their own credit and
                                               may not be backed by the full faith and
                                               credit of the U.S. Government; and (iii)
                                               mortgage-backed securities guaranteed by
                                               the Government National Mortgage
                                               Association that are supported by the
                                               full faith and credit of the U.S.
                                               Government.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Conservative Growth I        Seeks capital growth and current income     Jackson National Asset
                                               by investing in a diversified group of      Management, LLC (and
                                               other Funds of the Trust that invest in     Standard & Poor's
                                               equity and fixed income securities.         Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Moderate Growth I            Seeks capital growth with current income    Jackson National Asset
                                               as a secondary objective by investing in    Management, LLC (and
                                               a diversified group of other Funds of the   Standard & Poor's
                                               Trust that invest in equity and fixed       Investment Advisory
                                               income securities.                          Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Aggressive Growth            Seeks capital growth by investing in a      Jackson National Asset
          I                                    diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity and fixed       Standard & Poor's
                                               income securities.                          Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Very Aggressive Growth I     Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity securities.     Standard & Poor's
                                                                                           Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Equity Growth I              Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor's
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Equity Aggressive Growth I   Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor's
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 50                Seeks capital growth and current income     Jackson National Asset
                                               by investing 50% of the Fund's assets in    Management, LLC (and
                                               the index funds of the Trust and 50% in a   Standard & Poor's
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 75                Seeks capital growth and current income     Jackson National Asset
                                               by investing 75% of the Fund's assets in    Management, LLC (and
                                               the index funds of the Trust and 25% in a   Standard & Poor's
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 100               Seeks capital growth and current income     Jackson National Asset
                                               by investing in the index funds of the      Management, LLC (and
                                               Trust and the money market fund.            Standard & Poor's
                                                                                           Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          T. Rowe Price/JNL Established        Seeks long-term growth of capital and       Jackson National Asset
          Growth                               increasing dividend income by investing     Management, LLC (and T.
                                               primarily in a diversified portfolio of     Rowe Price Associates,
                                               common stocks of well-established U.S.      Inc.)
                                               growth companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          T. Rowe Price/JNL Mid-Cap Growth     Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 80% of its      Management, LLC (and T.
                                               assets (net assets plus the amount of any   Rowe Price Associates,
                                               borrowings for investment purposes) in a    Inc.)
                                               diversified portfolio of common stocks of
                                               medium-sized (mid-cap) U.S. companies
                                               which the sub-adviser expects to grow at
                                               a faster rate than the average company.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          T. Rowe Price/JNL Value              Seeks long-term capital appreciation by     Jackson National Asset
                                               investing in common stocks believed to be   Management, LLC (and T.
                                               undervalued. Income is a secondary          Rowe Price Associates,
                                               objective.  In taking a value approach to   Inc.)
                                               investment selection, at least 65% of its
                                               total assets will be invested in common
                                               stocks the portfolio manager regards as
                                               undervalued.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNLNY VARIABLE FUND I LLC
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL The DowSM Target 10  Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing                First Trust Advisors
                                               approximately equal amounts in the common   L.P.)
                                               stock of the ten companies included in
                                               the Dow Jones Industrial AverageSM which
                                               have the highest dividend yields on a
                                               pre-determined selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL The S&P(R)Target 10   Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing                First Trust Advisors
                                               approximately equal amounts in the common   L.P.)
                                               stocks of 10 companies selected from a
                                               pre-screened subset of the stocks listed
                                               in The S&P 500 Index on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Global Target 15     Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing in the         First Trust Advisors
                                               common stocks of the five companies with    L.P.)
                                               the lowest per share stock price of the
                                               ten companies in each of The Dow Jones
                                               Industrial AverageSM, the Financial Times
                                               Industrial Ordinary Share Index and the
                                               Hang Seng Index, respectively, that have
                                               the highest dividend yields in the
                                               respective index on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Target 25            Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing in the         First Trust Advisors
                                               common stocks of 25 companies selected      L.P.)
                                               from a pre-screened subset of the stocks
                                               listed on the New York Stock Exchange on
                                               a pre-determined selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Target Small-Cap     Seeks a high total return through capital   Jackson National Asset
                                               appreciation by investing in a portfolio    Management, LLC (and
                                               of common stocks of 40 small                First Trust Advisors
                                               capitalization companies selected from a    L.P.)
                                               pre-screened subset of the common stocks
                                               listed on the New York Stock Exchange,
                                               the American Stock Exchange or The Nasdaq
                                               Stock Market on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------


The  investment  objectives  and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the result of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity contracts issued by Jackson National NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectus for the JNL Series Trust and the JNLNY Variable Fund I LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from owners.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

There are charges associated with your Contract that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges (and certain other expenses) are as follows:

MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for mortality and expense charges. On an annual basis, these charges equal 1.25% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Guaranteed Fixed Accounts.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of the owner's death; and

     o    to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual Contract maintenance charges. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $30 annual Contract maintenance charge on each anniversary of the Issue Date (the date your Contract was issued). We will also deduct the annual Contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The Contract maintenance charge will be assessed on the Contract anniversary or upon full withdrawal and is taken from the Investment Divisions and Guaranteed Fixed Account options based on the proportion their respective value bears to the contract value.
We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

--------------------------------------------------------------------------------
YOUR CONTRACT'S CHARGES COMPENSATE US FOR OUR EXPENSES OF SELLING AND ADMINISTERING YOUR CONTRACT AND FOR THE SERVICES AND BENEFITS WE PROVIDE AND THE MORTALITY AND EXPENSE RISKS WE ASSUME UNDER THE CONTRACTS.
--------------------------------------------------------------------------------

ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Guaranteed Fixed Accounts. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract year that result in the contract value falling substantially below $1,000,000, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract year. This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option. We waive the transfer charge in connection with dollar cost averaging, rebalancing transfers and any transfers we require and we may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that contract value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

     o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (five with five-year withdrawal option) years without being withdrawn), PLUS

     o EARNINGS (excess of contract value in the Allocation Options over remaining premium in these Options)

     o    ADDITIONAL FREE WITHDRAWALS

          o for the first withdrawal during a Contract year, 10% of premiums that remain subject to withdrawal charges and have not been previously withdrawn, minus earnings, OR

          o if you have elected the 20% Additional Free Withdrawal endorsement, during each Contract year, 20% of premiums that remain subject to withdrawal charges and has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract year), minus earnings.

WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

     o    partial withdrawals in excess of the free withdrawal amounts, or

     o    total withdrawals.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Five Year Withdrawal Period endorsement and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

                                   WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

                           CONTRIBUTION YEAR
                           OF PREMIUM PAYMENT     1         2        3        4        5        6        7       8+


                           WITHDRAWAL CHARGE      7%       6%       5%       4%       3%       2%       1%        0

                           WITHDRAWAL CHARGE
                           IF FIVE-YEAR          6.5%      5%       3%       2%       1%        0        0        0
                           PERIOD IS ELECTED


For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any payments paid out as:

     o    income payments;

     o    death benefits;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code; or

     o withdrawals of up to $250,000 from the Separate Account or from the Guaranteed Fixed Accounts if you need extended hospital or nursing home care as provided in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are:
the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National NY or any of our affiliates.


--------------------------------------------------------------------------------
o WITHDRAWAL CHARGES APPLY TO PARTIAL WITHDRAWALS IN EXCESS OF FREE WITHDRAWAL AMOUNTS AND TO ANY TOTAL WITHDRAWAL.

o FREE WITHDRAWALS DO NOT REDUCE THE TOTAL WITHDRAWAL CHARGES APPLICABLE TO A TOTAL WITHDRAWAL.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHARGES FOR BENEFITS PROVIDED IN OPTIONAL ENDORSEMENTS ONLY APPLY IF YOU ELECT THOSE ENDORSEMENTS.
--------------------------------------------------------------------------------


CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Guaranteed Fixed Accounts by reducing credited rates (but not below 3%, assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

   ONTRACT ENHANCEMENT               2%                3%               4%

   HARGE (ON AN ANNUAL BASIS)        0.395%            0.42%            0.56%

CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments. The amounts of these charges are as follows:


        CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE
        CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL
        CONTRACT ENHANCEMENT IS SELECTED)
        Contribution Year of Premium          1      2        3         4          5         6          7       8+
        Payment19
        Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%        0          0       0
        Recapture Charge (3% Credit)         3%     3%         2%        2%        2%        1%         1%      0
        Recapture Charge (4% Credit)         4%     4%       2.5%      2.5%      2.5%     1.25%      1.25%      0


We do not assess the recapture charge on any amounts paid out as:

     o    death benefits;

     o    income payments paid during the income phase;

     o    withdrawals taken under your Contract's free withdrawal provisions;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code; or

     o withdrawals of up to $250,000 from the Separate Account or from the Guaranteed Fixed Accounts if you need extended hospital or nursing home care as provided in your Contract.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay .075% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base. This charge is deducted from the contract value (1) at the end of each calendar quarter and (2) upon termination of the GMIB on a pro rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro rata basis from the issue date to the end of the first calendar quarter after the issue date. The GMIB Benefit Base is explained on page 47 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT AND IT ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the Guaranteed Minimum Withdrawal Benefit, you will pay .35% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This charge will increase to .55% upon the first election of a "step-up." We reserve the right to prospectively increase the charge on new issues, upon election of the benefit after issue or upon any election of any "step-up" subject to a maximum charge of .70%. The "step-up" is explained on page 42 below. We stop deducting this charge upon the earliest of the date you annuitize or if your contract value falls to zero.

FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw 20% of premium (still subject to a withdrawal charge minus earnings) during a Contract year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charge. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust and the JNLNY Variable Fund I LLC.

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The Janus/JNL Global Equities Fund, the JPMorgan/JNL International Value Fund, the Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL Global Growth Fund, the Putnam/JNL International Equity Fund and all of the First Trust/JNL Funds except the First Trust/JNL Global Target 15 Fund pay an administrative fee of .15%; the First Trust/JNL Global Target 15 Fund pays an administrative fee of .20%; the nine S&P/JNL Funds pay an administrative fee of ..05%; the other Funds pay a .10% administrative fee. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee.

--------------------------------------------------------------------------------
IF YOUR STATE OR THE FEDERAL GOVERNMENT TAX US BECAUSE OF YOUR CONTRACT, WE CHARGE YOU FOR THOSE TAXES.
--------------------------------------------------------------------------------

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your contract values for them. Premium taxes generally range from 0% to 3.5% depending on the state.

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National Life Insurance Company.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. We are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. D/B/A Invest Financial Corporation, and

     o    Investment Centers of America, Inc.

--------------------------------------------------------------------------------
WE PAY BROKERS COMMISSIONS FOR SELLING CONTRACTS.
--------------------------------------------------------------------------------

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances.

     o    $2,000 for a qualified plan Contract.

MINIMUM ADDITIONAL PREMIUMS:

     o    $500 for a qualified or non-qualified plan.

     o    $50 for an automatic payment plan.

     o You can pay additional premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce contract values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. The minimum you may allocate to a Guaranteed Fixed Account or Investment Division is $100. There is a $100 minimum balance requirement for each Guaranteed Fixed Account and Investment Division. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Accounts.

MAXIMUM PREMIUMS:

     o The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premium payments relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the death benefit, the GMWB and the GMIB.

ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Allocation Options. Each allocation must be a whole percentage between 0% and 100%. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules described above.

Although more than 18 Investment Divisions are available under your Contract, you may not allocate your contract values among more than 18 Allocation Options at any one time.

We will issue your Contract and allocate your first premium within two BUSINESS DAYS (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

Each business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

--------------------------------------------------------------------------------
YOU MAY SELECT NO MORE THAN 18 ALLOCATION OPTIONS (INVESTMENT DIVISIONS PLUS FIXED ACCOUNTS) AT ANY ONE TIME.
--------------------------------------------------------------------------------

OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancement endorsements, then at the end of any business day in the first Contract year when we receive a premium payment, we will credit your contract values with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected (the 3% and 4% Contract Enhancements are currently unavailable). There is a charge that is assessed against the Investment Divisions and the Guaranteed Fixed Accounts for the Contract Enhancements whose amount depends upon which Contract Enhancement you elect. We will impose a Contract Enhancement recapture charge if you

     o make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected) or

     o    return your Contract during the Free Look period.

The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for extended care, withdrawal of earnings, withdrawals made in accordance with your Contract's free withdrawal provision or in accordance with an additional free withdrawal endorsement, amounts paid out as income payments or death benefits, or to satisfy minimum distribution requirements of the Internal Revenue Code. We expect to make a profit on these charges for the Contract Enhancements. Please see Appendix B for examples.

Your contract value will reflect any gains or losses attributable to a Contract Enhancement described above. Contract Enhancements, and any gains attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Guaranteed Fixed Accounts, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven (five for the 2% Contract Enhancement) years, the Contract Enhancement and the earnings, if any, on such amounts for the first seven (five for the 2% Contract Enhancement) Contract years. As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract Enhancement. Jackson National NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first seven (five for the 2% Contract Enhancement) years. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract years two through seven (five for the 2% Contract Enhancement), you would likely have lower account values than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract year. Charges for the Contract Enhancement are not assessed after the seventh Contract year (fifth for the 2% Contract Enhancement).

The increased contract value resulting from a Contract Enhancement is reduced during the first seven Contract years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement Charge. If you make premium payments only in the first Contract year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement Charge is applicable, the contract value will be equal to or slightly higher than if you had not selected the Contract Enhancement endorsement, regardless of investment performance. Contract values may also be higher if you pay additional premium payments in the first Contract year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than contracts without the Contract Enhancement) in the following circumstances:

     o    death benefits computed on the basis of contract value;

     o withdrawals taken under the 10% additional free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o    withdrawals under our Extended Care Benefit. (See p. 27 below.)

--------------------------------------------------------------------------------
OPTIONAL CONTRACT ENHANCEMENTS ARE MOST SUITABLE IF YOU INTEND TO MAKE ONLY YOUR INITIAL PREMIUM PAYMENT.
--------------------------------------------------------------------------------

CAPITAL PROTECTION PROGRAM. If you select our Capital Protection program, we will allocate enough of your premium to the Guaranteed Fixed Account you select to assure that the amount so allocated will equal at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if Guaranteed Fixed Account Options are available. You should consult your JNLNY representative with respect to the current availability of Guaranteed Fixed Accounts, their limitations, and the availability of the Capital Protection program.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all of your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guaranteed period. Accumulation Units. Your contract value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "accumulation unit." During the income phase we use a measure called an "annuity unit."

Every business day, we determine the value of an accumulation unit for each of the Investment Divisions by:

     o determining the total amount of assets held in the particular Investment Division;

     o    subtracting any charges and taxes chargeable under the Contract; and

     o    dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day and may be different for different charges.

When you make a premium payment, we credit your Contract with accumulation units. The number of accumulation units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.


--------------------------------------------------------------------------------
THE VALUE OF YOUR ALLOCATIONS TO INVESTMENT DIVISIONS IS MEASURED IN "ACCUMULATION UNITS."
--------------------------------------------------------------------------------

                                   TRANSFERS

You may transfer your contract value among the Investment Divisions at any time, but transfers between an available Guaranteed Fixed Account option and an Investment Division must occur prior to the Income Date. Transfers from the Guaranteed Fixed Accounts will be subject to any applicable Interest Rate Adjustment. There may be periods when we do not offer any Fixed Accounts, or when we impose special transfer requirements on the Fixed Accounts. If a renewal occurs within one year of the income date, the Company will credit interest up to the income date at the then Current Interest Rate for the Guaranteed Fixed Account Option. You can make 15 transfers every Contract year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in good order.

--------------------------------------------------------------------------------
YOU MAY MAKE UP TO 15 FREE TRANSFERS PER CONTRACT YEAR.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers among Investment Divisions may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO MODIFY YOUR TRANSFER RIGHTS IF WE BELIEVE IT IS NECESSARY TO PREVENT DISADVANTAGE TO OTHER OWNERS.
--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of that business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

We attempt to assure that your telephone authorizations are genuine by requesting identifying information and tape recording telephone communications. We disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer you did not properly authorize. However, if we fail to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. We reserve the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you, the telephone transfer privilege, and/or the right to make transfers. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in good order.


--------------------------------------------------------------------------------
YOU MAY TRANSFER YOUR CONTRACT VALUES AMONG ALLOCATION OPTIONS BY TELEPHONE, BUT WITHDRAWAL REQUESTS AND INCOME PAYMENT ELECTIONS MUST BE IN WRITING.
--------------------------------------------------------------------------------

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal;

     o    by electing the Systematic Withdrawal Program;

     o    by electing the Guaranteed Minimum Withdrawal Benefit, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive the value of your Contract on the day your request is received by us, minus any applicable premium tax, annual Contract maintenance charges, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract-owner monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the Guaranteed Fixed Account or Investment Division.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. SEE "TAXES."


--------------------------------------------------------------------------------
WITHDRAWALS MAY BE TAXED, INCLUDING A POSSIBLE PENALTY TAX IF YOU ARE UNDER AGE 59 1/2.
--------------------------------------------------------------------------------

WAIVER OF WITHDRAWAL CHARGES FOR EXTENDED CARE. We will waive the withdrawal charge (but not any Interest Rate Adjustment) that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit, under which we will waive any withdrawal charges on amounts of up to $250,000 from the Separate Account or from the Guaranteed Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued. You may exercise this benefit once under your Contract.

OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 6.5%, 5%, 3%, 2% and 1%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of the average daily net asset value of your allocations to the Investment
Divisions. You may NOT elect this option if you elect the 2% Contract Enhancement Endorsement.

20% ADDITIONAL FREE WITHDRAWAL. You may elect an endorsement to your Contract that permits you to withdraw an additional 20% of premiums that are subject to a withdrawal charge, minus earnings during a Contract year without a withdrawal charge. You will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Free Withdrawal. In addition, the 20% Free Withdrawal Endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Free Withdrawal Endorsement provides extra liquidity in any market environment but, when it is elected in combination with the GMWB, taking full advantage of the benefit in a declining market will have an adverse effect on the GMWB if your contract value falls below your Guaranteed Withdrawal Balance. ANYTIME YOU USE THE 20% FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The following description of the GMWB is supplemented by some examples in Appendix C that may assist you in understanding how the GMWB calculations are made in certain circumstances. The GMWB permits you to make partial withdrawals, prior to the income date that, in total, are guaranteed to equal the amount of net premium payments made (if elected after issue (availability may be limited to the issue date), the contract value, less any recapture charges that would be paid were you to make a full withdrawal, will be used instead of the net premium payment at issue). The GMWB can be elected after issue (availability may be limited to the issue date) during the 30 calendar day period prior to any contract anniversary and will be effective as of the contract anniversary following receipt of the request in good order. Once elected, the GMWB may not be terminated. We will continue to deduct the charge until the earliest of either annuitization or the date on which the contract value falls to zero. If you elect the GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the guaranteed amount available for partial withdrawals (the Guaranteed Withdrawal Balance ("GWB")). If you elect the GMWB at a later date (availability may be limited to the issue date), your contract value, less any recapture charges that would be paid were you to make a full withdrawal, on the date we add the endorsement will be used to determine the GWB. The GWB can never be more than $5 million. The GWB is reduced with each withdrawal you take. This will not be available for owners older than age 80 on the issue or election date.

Once the GWB has been determined, we calculate the maximum annual partial withdrawal amount (Guaranteed Annual Withdrawal Amount ("GAWA")). Upon election, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract year do not exceed 7%. If you do not take 7% in one Contract year, you may not take more than 7% the next Contract year. If you withdraw more than the 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract year until the GWB has been depleted.

Although  any  surrender  charges or  adjustments  are part of the amount of the partial withdrawals that are counted toward the 7% permissible annual withdrawals, the annual 10% free withdrawal feature will eliminate any surrender charges on those partial withdrawals. Any adjustments only apply if the partial withdrawals are from the Guaranteed Fixed Accounts.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. When you make a subsequent premium payment, the GAWA will increase by 7% of the increase in the GWB. We reserve the right to restrict subsequent premium payments and the total GWB.

If you withdraw more than the GAWA in any one Contract year, the GWB may be reduced by more than the amount of the withdrawal, and may be reset to equal the then current contract value. The GAWA may also be reduced.

If the total of your partial withdrawals made in the current Contract year are greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Please refer to the examples in Appendix C for supplemental information about the impact of partial withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is less than or equal to the GAWA, the GWB is equal to the greater of:

     o    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or
     o    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is greater than the GAWA, the GWB is equal to the lesser of:

     o the contract value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
     o the GWB prior to the partial withdrawal less the partial withdrawal, or zero, if greater.

If all your partial withdrawals made in the current Contract year are less than or equal to the GAWA, the GAWA is the lesser of:

     o    the GAWA prior to the partial withdrawal; or
     o    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is greater than the GAWA, the GAWA is equal to the lesser of:

     o the GAWA prior to the partial withdrawal, or o the GWB after the partial withdrawal, or

     o    7% of the greater of:

          1.   the  contract  value  after  the  partial  withdrawal  , less any
               applicable   recapture   charges   remaining  after  the  partial
               withdrawal; or
          2.   the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any applicable charges and adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

On or during the seven calendar day period following certain Contract anniversaries, you may choose to "step-up" the GWB to equal your contract value. The request will be processed and effective on the day we receive the request in good order. No request for a "step-up" will be processed after the seventh calendar day following the Contract anniversary. Your GAWA then becomes the greater of: (i) 7% of the contract value on the effective date of the "step-up" or (ii) the GAWA prior to the "step-up." You would not choose a "step-up" if your current GWB is higher than your contract value.

If you choose this benefit after your Contract is issued (availability may be limited to the issue date), the first "step-up" must be at least five years after the effective date of the endorsement. Subsequent "step-ups" may not be elected until the fifth Contract anniversary after the previous "step-up" and must be elected during the 7 calendar days following a Contract anniversary. On the first "step-up," the GMWB charge will increase. Please see page 36. Before you decide to "step-up," you should contact your JNLNY representative or the Annuity Service Center.

--------------------------------------------------------------------------------
THE GMWB PERMITS YOU TO MAKE PARTIAL WITHDRAWALS, PRIOR TO THE INCOME DATE, THAT IN TOTAL, EQUAL THE AMOUNT OF NET PREMIUM PAYMENTS MADE. READ CAREFULLY THE TIMING RESTRICTIONS ON ELECTION AND THE VALUES THAT ARE USED IN CALCULATING THIS BENEFIT.
--------------------------------------------------------------------------------

SPOUSAL CONTINUATION. If the Contract is continued by the spouse the spouse retains all rights previously held by the owner and therefore may elect to add the GMWB feature to the Contract within the 30 days prior to any Contract anniversary following the continuation date of the original Contract's issue date. The GMWB endorsement becomes effective on the Contract anniversary following receipt of the request in good order.

If the spouse continues the Contract and the GMWB endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the contract value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract anniversaries will continue to be based on the anniversary of the original Contract's issue date).

SURRENDER. If your Contract is surrendered, you will receive your Contract's contract value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the GMWB Endorsement. The GMWB is terminated.

CONTRACT VALUE IS ZERO. If your contract value is reduced to zero as the result of a partial withdrawal or poor fund performance and the GWB after the withdrawal is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The total payments will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the owner, your beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the beneficiary.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of a GMWB may not be appropriate for the Owners of contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the GMWB.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. You may be subject to a withdrawal charge and an Interest Rate Adjustment.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

          o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

          o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

          o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,

          o    the SEC, by order, may permit for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Accounts for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The INCOME DATE is the day on which those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. The Income Date must be at least one year after the Contract is issued. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date, but the income date may only be changed to a later date, once one has been selected. You must give us written notice at least seven days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

At the income date, you can choose to receive fixed or variable payments from the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option, we may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $20, we may set the frequency of payments so that the first payment would be at least $20.

--------------------------------------------------------------------------------
IN YOUR CONTRACT'S INCOME PHASE, WE MAKE REGULAR PAYMENTS TO YOU.
--------------------------------------------------------------------------------

VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

          o the amount of your contract value you allocate to the Investment Division(s) on the income date;

          o the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your contract value on the income date;

          o    which income option you select; and

          o the investment factors listed in your Contract that translate the amount of your contract value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of annuity units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the annuitant if you select an income option with a life contingency and an assumed investment rate of 3%.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of annuity units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

--------------------------------------------------------------------------------
THE AMOUNT OF YOUR INCOME PAYMENTS CAN BE GUARANTEED OR CAN VARY BASED ON THE PERFORMANCE OF THE INVESTMENT DIVISIONS YOU SELECT.
--------------------------------------------------------------------------------

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments (each description assumes that you are the owner and annuitant).

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - We may make other income options available.

--------------------------------------------------------------------------------
THE OPTIONAL GMIB LETS YOU PLAN YOUR RETIREMENT WITH GREATER CERTAINTY ABOUT THE MINIMUM AMOUNTS THAT WILL BE AVAILABLE AS FIXED INCOME PAYMENTS ON AN EXERCISE DATE AT LEAST 7 YEARS AFTER THE ISSUE DATE. READ CAREFULLY THE AGE AND TIMING RESTRICTIONS ON ISSUANCE AND EXERCISE OF THE GMIB.
--------------------------------------------------------------------------------

GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 7 Contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if

          o    you elect it prior to your Contract's issue date;

          o    the annuitant is not older than age 78 on the issue date; and

          o you exercise it on or within 30 calendar days of your 7th, or any subsequent Contract anniversary, but in no event later than the Contract anniversary immediately following the annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

          o    the income date (if prior to the effective date of the GMIB);

          o    the  31st  calendar  day   following  the  Contract   anniversary
               immediately after the annuitant's 85th birthday;

          o    the date you make a total withdrawal from the Contract;

          o upon your death (unless your spouse is your beneficiary, elects to continue the Contract and is eligible for this benefit); or

          o if the owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only type of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Fixed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Fixed.

No other income options will be available.

The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 7 Contract years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of contract value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (A) OR (B), WHERE (A) IS:

          o    all premiums you have paid (net of any applicable premium taxes);
               PLUS

          o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

          o an adjustment (described below) for any withdrawals (including any applicable charges and excess interest adjustments to those withdrawals); MINUS

          o annual Contract maintenance charges, transfer charges and any applicable Contract charges due (other than the GMIB charge) under any optional endorsement,; and MINUS

          o    any taxes incurred, or chargeable under the Contract;

AND (B) IS:

          o the greatest contract value on any Contract anniversary prior to the annuitant's 81st birthday; MINUS

          o an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and excess interest adjustments for those withdrawals); PLUS

          o any premiums paid (net of any applicable premium taxes) after that Contract anniversary; MINUS

          o any annual Contract maintenance charge, transfer charge, and any applicable charges due under any optional endorsement deducted after that Contract anniversary; and MINUS

          o    any taxes deducted after that Contract anniversary.

                           All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract. Adjustments for withdrawals (including related charges and excess interest adjustments) will reduce the GMIB Benefit Base in the same proportion that contract value was reduced on the date of that withdrawal. When (a) is greater than (b), the fact that the GMIB charge is not deducted from (a) increases the GMIB Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

The GMIB Benefit Base will never exceed:

          o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

          o any withdrawals (including related charges and excess interest adjustments); minus

          o annual Contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement; and minus

          o    taxes incurred since that Contract was issued.

If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an owner who is a natural person is not the annuitant and the annuitant dies, you (the owner) may select a new annuitant (who must be a person eligible to be an annuitant on the issue date and is age 84 or younger). If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.

Among other requirements applicable to Contracts issued to entities/owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

                                  DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive completed claim forms and proof of death from the beneficiary of record. The death benefit paid will be the basic death benefit.


--------------------------------------------------------------------------------
IF YOU DIE BEFORE YOUR CONTRACT'S INCOME PHASE, YOUR BENEFICIARY WILL BE PAID AT LEAST THE GREATER OF YOUR CONTRACT VALUE, YOUR NET PREMIUM PAYMENTS OR THE GREATEST ANNIVERSARY VALUE PRIOR TO YOUR 86TH BIRTHDAY.
--------------------------------------------------------------------------------

BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Only a spouse beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

          o your contract value on the date we receive proof of death and completed claim forms from your beneficiary; or

          o the total premiums you have paid since your Contract was issued MINUS prior withdrawals (including any applicable charges and adjustments) and premium taxes; or

          o the greatest anniversary value prior to your 86th birthday. The anniversary value is the contract value on the first day of a Contract year, minus any withdrawals and withdrawal charges, plus any additional premiums since that day.

The basic death benefit and the optional death benefits, described below can be paid under one of the following death benefit options:

          o    single lump sum payment; or

          o payment of entire death benefit within five years of the date of death; or

          o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your beneficiary is your spouse, he/she can continue the Contract in his/her own name. The Special
Spousal Continuation Option is one way to continue your Contract. See the "Special Spousal Continuation Option" section below.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the income date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by law.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, we will contribute to the Contract a CONTINUATION ADJUSTMENT, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "CONTINUATION DATE"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate most of the optional benefits you elected. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

If you have elected the Preselected Death Benefit Option Election the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by law.

--------------------------------------------------------------------------------
A BENEFICIARY WHO IS THE SPOUSE OF THE CONTRACT OWNER MAY ELECT TO CONTINUE THE CONTRACT RATHER THAN RECEIVE A DEATH BENEFIT PAYMENT. IN THAT CASE, THE CONTRACT VALUE WILL BE INCREASED BY THE AMOUNT (IF ANY) THAT THE DEATH BENEFIT THAT WOULD HAVE BEEN PAID EXCEEDS CONTRACT VALUE AT THE DEATH OF THE OWNER.
--------------------------------------------------------------------------------

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner dies, and is not the annuitant, on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining guaranteed payments will be paid to the beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a QUALIFIED CONTRACT. Tax deferral under a tax-qualified Contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified Contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a NON-QUALIFIED CONTRACT.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

--------------------------------------------------------------------------------
TAXES ON EARNINGS UNDER A NON-QUALIFIED CONTRACT ARE DEFERRED UNTIL DISTRIBUTED IN A WITHDRAWAL, INCOME PAYMENT OR LOAN. EARNINGS ARE ASSUMED TO BE THE FIRST AMOUNT WITHDRAWN BUT INCOME PAYMENTS ARE ASSUMED TO BE PART EARNINGS AND PART RETURN OF PREMIUM.
--------------------------------------------------------------------------------

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

          o    paid on or after the date you reach age 59 1/2;

          o    paid to your beneficiary after you die;

          o paid if you become totally disabled (as that term is defined in the Code);

          o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or for a period not exceeding your life expectancy or the life expectancy of a beneficiary;

          o    paid under an immediate annuity; or

          o    which come from premiums made prior to August 14, 1982.

--------------------------------------------------------------------------------
WITHDRAWALS PRIOR TO AGE 59 1/2 MAY BE SUBJECT TO A PENALTY TAX.
--------------------------------------------------------------------------------

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified contract will be taxable except to the extent they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

--------------------------------------------------------------------------------
WITHDRAWALS FROM TAX-QUALIFIED CONTRACTS ARE TAXABLE (OTHER THAN AFTER-TAX CONTRIBUTIONS, IF ANY).
--------------------------------------------------------------------------------

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

          o    reaches age 59 1/2;

          o    leaves his/her job;

          o    dies;

          o    becomes disabled (as that term is defined in the Code); or

          o in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

     o there was a written agreement providing for payments of the fees solely from the annuity Contract,

     o    the Contract owner had no liability for the fees and

     o    the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

--------------------------------------------------------------------------------
DEATH BENEFITS ARE NOT LIFE INSURANCE.  ESTATE OR GIFT TAXES MAY ALSO APPLY.
--------------------------------------------------------------------------------

ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a Contract owner had certain forms of actual or potential control over the investments held under a variable annuity Contract, the Contract owner had to be treated as the owner of those assets and thus taxable on the income and gains produced by those assets. A holder of a Contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, we reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Guaranteed Fixed Accounts is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Guaranteed Fixed Accounts from the one-year Guaranteed Fixed Accounts or any of the Investment Divisions. If Guaranteed Fixed Accounts are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Guaranteed Fixed Accounts or Investment Divisions with a stable unit value, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

--------------------------------------------------------------------------------
SYSTEMATIC TRANSFERS FACILITATE A DOLLAR COST AVERAGING STRATEGY AND DO NOT COUNT AGAINST YOUR 15 FREE TRANSFERS PER YEAR.
--------------------------------------------------------------------------------

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Guaranteed Fixed Account Option, if currently available and the Money Market Investment Division).

REBALANCING. You can arrange to have us automatically reallocate your contract value among Investment Divisions and the one-year Guaranteed Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your contract value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods that you use to change your allocation instructions.

FREE LOOK. You may return your Contract to the selling agent or us within twenty days after receiving it. We will return

     o    the contract value in the Investment Divisions, plus

     o any fees and expenses deducted from the premium prior to allocation to the Investment Divisions, plus

     o the full amount of premium you allocated to the Guaranteed Fixed Accounts (minus any withdrawals), minus

     o    any withdrawals and applicable Contract Enhancement recapture charge.

We will determine the contract value in the Investment Divisions as of the date we receive your Contract if you mail it to us or the date you return it to the selling agent. We will return premium payments where required by law.

--------------------------------------------------------------------------------
YOUR CONTRACT HAS A FREE LOOK PERIOD OF 20 DAYS.
--------------------------------------------------------------------------------

ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of Contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

--------------------------------------------------------------------------------
WE MAY ADVERTISE SEVERAL TYPES OF PERFORMANCE OF THE INVESTMENT DIVISIONS.
--------------------------------------------------------------------------------

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with our administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement, which sets forth certain conditions, must be signed. Because excessive trades in an underlying Fund can hurt the performance of the Fund and corresponding Investment Division and harm Contract owners, we reserve the right to refuse any transfer requests from a market timing and asset allocation service or other non-Contract owners that we believe will disadvantage the Fund or the Contract owners.

Market timing or asset allocation services may conflict with transactions under the dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when we receive notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, we will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO LIMIT MARKET TIMING TRANSFERS THAT WE BELIEVE WILL DISADVANTAGE OTHER CONTRACT OWNERS.
--------------------------------------------------------------------------------

MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

LEGAL PROCEEDINGS. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson National Life Insurance Company of New York is a party.

Jackson National Life Insurance Company ("JNL") is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased either life insurance and annuity products from JNL during some period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We have SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.



                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

                           General Information and History ...............................................        2

                           Services .....................................................................         2

                           Purchase of Securities Being Offered .........................................         3

                           Underwriters .................................................................         3

                           Calculation of Performance ...................................................         3

                           Accumulation Unit Values.......................................................       10

                           Additional Tax Information ....................................................       55

                           Net Investment Factor .........................................................       66

                           Financial Statements ..........................................................       67


                                   APPENDIX A

Dow Jones does not:

o    Sponsor,  endorse,  sell or promote the First Trust/JNL The DowSM Target 10
     Fund.

o Recommend that any person invest in the First Trust/JNL Trust The DowSM Target 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the First Trust/JNL The DowSM Target 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the First Trust/JNL The DowSM Target 10 Fund.

o Consider the needs of the First Trust/JNL The DowSM Target 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.


--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FIRST TRUST/JNL THE DOWSM TARGET 10 FUND. SPECIFICALLY,

     o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          o    THE  RESULTS  TO BE  OBTAINED  BY THE FIRST  TRUST/JNL  THE DOWSM
               TARGET 10 FUND, THE OWNERS OF THE FIRST TRUST/JNL THE DOWSM TARGET 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

     o THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. (SUB-ADVISER TO THE JNLNY VARIABLE FUND I LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FIRST TRUST/JNL THE DOWSM TARGET 10 FUND OR ANY OTHER THIRD PARTIES.
-------------------------------------------------------------------------------



                                   APPENDIX B

  -----------------------------------------------------------------------------------------------------------------
  JNL/NY EXAMPLE 1
  -----------------------------------------------------------------------------------------------------------------
       100,000.00  : Premium
            4.00%  : Withdrawal Charge Year 4
            4.00%  : Contract Enhancement
            2.50%  : Recapture Charge Year 4
            5.50%  : Net Return

  AT END OF YEAR 4
       128,837.76  : Contract Value at end of year 4
       100,000.00  : Net Withdrawal requested

        28,837.76  : Earnings
        76,109.35  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
        ---------
       104,947.11  : Total Gross Withdrawal

       104,947.11  : Total Gross Withdrawal
        -3,044.37  : Withdrawal Charge
        -1,902.74  : Recapture Charge
        ---------
       100,000.00  : Total Net Withdrawal
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  JNL/NY EXAMPLE 2
  -----------------------------------------------------------------------------------------------------------------
          10/1/01
       100,000.00  : Premium
            5.00%  : Withdrawal Charge Contribution Year 3
            2.50%  : Recapture Charge Contribution Year 3
          12/1/01
       100,000.00  : Premium
            6.00%  : Withdrawal Charge Contribution Year 2
            4.00%  : Recapture Charge Contribution Year 2

            4.00%  : Contract Enhancement
            0.00%  : Net Return

          11/1/03
       208,000.00  : Contract Value
       150,000.00  : Net Withdrawal Requested

         8,000.00  : Earnings
        12,000.00  : 10% Additional Free Withdrawal Amount
       100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
         41,666.67 : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
         ---------
      161,666.67  : Total Gross Withdrawal

       161,666.67  : Total Gross Withdrawal
        -5,000.00  : Withdrawal Charge from Premium 1
        -2,500.00  : Recapture Charge from Premium 1
        -2,500.00  : Withdrawal Charge from Premium 2
        -1,666.67  : Recapture Charge from Premium 2
        ---------
       150,000.00  : Total Net Withdrawal
  -----------------------------------------------------------------------------------------------------------------

                                       B-1

                                   APPENDIX C

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP", OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, PLEASE CONSIDER IN MAKING YOUR DECISIONS THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $7,000, which is 7% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $10,500, which is your prior GAWA ($7,000) plus 7% of your additional Premium payment ($3,500).

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($7,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $93,000, which is your prior GWB ($100,000) minus the GAWA ($7,000).

     o Your GAWA for the next year remains $7,000, because you did not take more than the GAWA ($7,000).

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your contract value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your contract value ($150,000). This equals $90,000 and is your new contract value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000. Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the contract value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the greater of the contract value after the partial withdrawal or the new GWB, which is $6,300.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 7 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your contract value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your contract value ($150,000). This equals $110,000 and is your new contract value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000. Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your Contract value ($80,000). This equals $30,000 and is your new Contract value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000. Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $2,100.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o After the "step-up", if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP".

If your Contract value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($7,000) as a withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $193,000, which is your prior GWB ($200,000) minus the withdrawal ($7,000). Your GAWA remains $14,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 14 additional years to deplete the new GWB.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $93,000, which is your prior GWB ($100,000) minus the withdrawal ($7,000). Your GAWA remains $7,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract value after the withdrawal, which is $193,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($13,510) and choose the greater amount ($13,510). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: Step-up followed by withdrawal.

     o Upon step-up, we recalculate your GWB to equal your Contract value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $12,950.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o Upon step-up, we recalculate your GWB to equal your Contract value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($12,950) and choose the greater amount ($12,950). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

--------------------------------------------------------------------------------
QUESTIONS:   If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:       1 (800) 599-5651

         MAIL ADDRESS:        P.O. Box 0809, Denver, Colorado 80263-0809

         DELIVERY ADDRESS:    8055 East Tufts Avenue, Second Floor, Denver,
                              Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:         1 (800) 777-7779

         MAIL ADDRESS:        P.O. Box 30386, Lansing, Michigan 48909-9692

         DELIVERY ADDRESS:    1 Corporate Way, Lansing, Michigan 48951
                              Attn:  IMG

HOME OFFICE:                  2900 Westchester Avenue, Purchase, New York 10577
--------------------------------------------------------------------------------

--------

1 A 12 month period beginning on the date a Premium payment is received and ending one day prior to the Premium Payment anniversary in the following year. The Contribution year in which premium is made is "Contribution Year 1." Subsequent years are consecutively numbered beginning with Contribution Year 2.

2 Withdrawal charges are deducted on the income date if that date is within 13 months of the issue date, upon partial withdrawals in excess of free withdrawal amounts, and upon total withdrawal.

3 Any applicable Contract Enhancement recapture charges are deducted on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals.

4 Dollar cost averaging transfers and rebalancing transfers do not count against the 15 free transfers.

5 On a calendar quarter basis, the charge is .075% of the GMIB Benefit Base. This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Accounts on a pro rata basis. When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units. The GMIB Benefit Base is defined on page 47 below.

6 This charge is only imposed if your contract value is less than $50,000 on the date when the charge is assessed.

7 If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first
Contract year that result in the contract value falling substantially below $1,000,000, as determined by us.

8 This charge is only deducted for the first five Contract years.

9 These charges are only deducted for the first seven Contract years.

10 The current charge for the GMWB is .35%, and currently there is an increase in the charge to .55% when you elect a "step-up." We reserve the right to prospectively increase the charge on new issues, upon election of the benefit after issue or upon any election of any "step-up," subject to a maximum charge of .70%.

11 The 2% Contract Enhancement is assumed to have been selected (along with the 20% Additional Free Withdrawal and the maximum possible charge for the GMWB). As of March 18, 2003, the 3% and 4% Contract Enhancements are not available. In addition, you may not elect the five-year withdrawal charge period option with the 2% Contract Enhancement. Contract owners who purchased their contract prior to March 18, 2003 are unaffected by these limitations. You may not elect both the GMIB and GMWB.

12 Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The Janus/JNL Global Equities Fund, the JPMorgan/JNL International Value Fund, the Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL Global Growth Fund, the Putnam/JNL International Equity Fund and all of the First Trust/JNL Funds except the First Trust/JNL Global Target 15 Fund pay an administrative fee of .15%; the First Trust/JNL Global Target 15 Fund pays an administrative fee of .20%; the nine S&P/JNL Funds pay an administrative fee of ..05%; the other Funds pay a .10% administrative fee. The administrative fees are
paid  to  Jackson   National   Asset   Management,   LLC.  The   Management  and
Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee.

13 The Trustees of JNL Series Trust have  adopted a Brokerage  Enhancement  Plan
(the  "Plan")  in  accordance  with  the  provisions  of Rule  12b-1  under  the
Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the services and the sale of shares of the Trust. The brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan. The 12b-1 fee is only paid to the extent that the commission is recaptured by an affiliated broker-dealer. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be paid under the Plan to affiliated broker-dealers.

14 The Janus/JNL Global Equities Fund (the "Fund") is not available through a division as an investment option and is not available as an underlying fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund. However, the Fund is available as an underlying fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

15 We anticipate that the 12b-1 fee will be less than .01%.

16 Underlying Fund Expenses. The expenses shown above are the annual operating expenses for the S&P/JNL Funds. Because the S&P/JNL Funds invest in other Funds of the JNL Series Trust, the S&P/JNL Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each S&P/JNL Funds (including both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds) could range from .80% to 1.41% (this range reflects an investment in the Fund with the lowest and highest Total Fund Annual Expenses). The total annual operating expenses for each S&P/JNL Core Index Fund (including both the annual operating expenses for the S&P/JNL Core Index Fund and the annual operating expenses for the underlying Funds) could range from ..81% to 1.41% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the S&P/JNL Funds based on the pro rata share of expenses that the S&P/JNL Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the S&P/JNL Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds. The actual expenses of each S&P/JNL Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         S&P/JNL Conservative Growth Fund I..............  1.062%
         S&P/JNL Moderate Growth Fund I..................  1.122%
         S&P/JNL Aggressive Growth Fund I................  1.190%
         S&P/JNL Very Aggressive Growth Fund I...........  1.219%
         S&P/JNL Equity Growth Fund I....................  1.212%
         S&P/JNL Equity Aggressive Growth Fund I.........  1.218%
         S&P/JNL Core Index 50 Fund .....................  1.019%
         S&P/JNL Core Index 75 Fund......................  0.965%
         S&P/JNL Core Index 100 Fund.....................  0.897%

S&P NAME. "Standard & Poor's(R)," "S&P(R)", "S&P 500(R)," "Standard & Poor's 500," "500", Standard and Poor's Midcap 400 and S&P Midcap 400 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company and its affiliates. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.
17 Dow Jones Name. "Dow Jones", "Dow Jones Industrial AverageSM," "DJIASM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the First Trust/JNL The DowSM Target 10 Fund. Please see Appendix A for additional information.

18 The First Trust/JNL The S&P(R) Target 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

19 Any applicable Contract Enhancement recapture charges are deducted on partial withdrawals in excess of free withdrawal amounts, upon total withdrawals and if the contract is returned during the free look period. We do not deduct the recapture charge from amounts applied to an income option on the income date.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2003



                     INDIVIDUAL AND GROUP DEFERRED FIXED AND
                           VARIABLE ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
             OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK



This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2003. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 0809, Denver, Colorado 80263-0809, or calling 1-800-599-5651. Not all Investment Divisions described in this SAI may be available for investment.





                                TABLE OF CONTENTS
                                                                                                               Page

General Information and History...................................................................................2
Services..........................................................................................................2
Purchase of Securities Being Offered..............................................................................3
Underwriters......................................................................................................3
Calculation of Performance........................................................................................3
Accumulation Unit Values.........................................................................................10
Additional Tax Information.......................................................................................44
Net Investment Factor ...........................................................................................55
Financial Statements ............................................................................................57


General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National NY is a wholly owned subsidiary of Jackson National Life Insurance Company, and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

The S&P/JNL Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SERVICES

Jackson National NY is the custodian of the assets of the Separate Account. Jackson National NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

KPMG LLP, 303 E. Wacker Drive, Chicago, IL 60601 serves as independent accountants for the separate account.

Jorden Burt LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National Life Insurance Company.

The aggregate amount of underwriting commissions paid to broker/dealers were:
$3,444.330 in 2002. The product was not available in 2000 and 2001. JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson National NY advertises performance for an Investment Division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

The standardized average annual total returns for each Division (except the PPM America/JNL Money Market Division) for Contracts with maximum endorsements (includes deduction of insurance charges and the administration charge, but excludes the deduction for the withdrawal charge option) for the periods ended December 31, 2002 are as follows (more recent returns may be more or less than the stated returns due to market volatility):



                                                                                                               SINCE INCEPTION OF
                                                                         ONE YEAR           FIVE YEARS        INVESTMENT DIVISION
                                                                         ---------          -----------            --------
AIM/JNL Large Cap Growth Division(10)                                     -34.15%               N/A                 -22.95%
AIM/JNL Small Cap Growth Division(10)                                     -35.95%               N/A                 -20.74%
AIM/JNL Premier Equity II Division(10)                                    -36.84%               N/A                 -25.07%
Alger/JNL Growth Division(1)                                              -41.70%               N/A                  -6.18%
Alliance Capital/JNL Growth Division(4)                                   -39.57%               N/A                 -29.45%
Eagle/JNL Core Equity Division(2)                                         -29.33%               N/A                  -4.48%
Eagle/JNL SmallCap Equity Division(2)                                     -31.50%               N/A                  -8.43%
JPMorgan/JNL Enhanced S&P 500 Stock Index
     Division(11)                                                           N/A                 N/A                  -0.72%
JPMorgan/JNL International Value Division(12)                               N/A                 N/A                  -3.01%
Janus/JNL Aggressive Growth Division(1)                                   -38.33%               N/A                  -2.96%
Janus/JNL Balanced Division(4)                                            -15.69%               N/A                  -9.19%
Janus/JNL Capital Growth Division(1)                                      -37.80%               N/A                  -8.86%
Janus/JNL Global Equities Divison(1)                                        N/A                 N/A                   N/A
Lazard/JNL Mid Cap Value Division(10)                                     -23.02%               N/A                 -10.37%
Lazard/JNL Small Cap Value Division(10)                                   -26.09%               N/A                 -12.28%
Mellon Capital Management/JNL S&P 500 Index
     Division(11)                                                           N/A                 N/A                  -0.42%
Mellon Capital Management/JNL S&P 400 Mid Cap
     Index Division(11)                                                     N/A                 N/A                  -2.40%
Mellon Capital Management/JNL Small Cap Index                               N/A                 N/A                  -7.06%
     Division(11)
Mellon Capital Management/JNL International Index
     Division(11)                                                           N/A                 N/A                 -12.07%
Mellon Capital Management/JNL Bond Index(11)                                N/A                 N/A                  -3.68%
Oppenheimer/JNL Global Growth Division(9)                                 -31.09%               N/A                 -23.93%
Oppenheimer/JNL Growth Division(9)                                        -33.96%               N/A                 -25.05%
PIMCO/JNL Total Return Bond Division(10)                                   -0.81%               N/A                  -1.30%
PPM America/JNL Balanced Division(1)                                      -11.15%               N/A                   0.82%
PPM America/JNL High Yield Bond Division(1)                                -7.29%               N/A                  -2.45%
PPM America/JNL Value Division(12)                                          N/A                 N/A                   2.07%
Putnam/JNL Equity Division(1)                                             -32.80%               N/A                 -10.32%
Putnam/JNL International Equity Division(1)                               -29.36%               N/A                  -9.61%
Putnam/JNL Midcap Growth Division(4)                                      -37.91%               N/A                 -27.03%
Putnam/JNL Value Equity Division(1)                                       -28.67%               N/A                  -7.48%
Salomon Brothers/JNL Global Bond Division(1)                               -1.07%               N/A                   2.15%
Salomon Brothers/JNL U.S. Government & Quality
    Bond Division(1)                                                        1.71%               N/A                   4.24%


S&P/JNL Conservative Growth Division I(5)                                 -17.95%               N/A                  -4.85%
S&P/JNL Moderate Growth Division I(6)                                     -21.90%               N/A                  -5.75%
S&P/JNL Aggressive Growth Division I(7)                                   -27.27%               N/A                  -9.18%
S&P/JNL Very Aggressive Growth Division I(8)                              -31.94%               N/A                 -12.60%
S&P/JNL Equity Growth Division I(6)                                       -32.22%               N/A                 -10.90%
S&P/JNL Equity Aggressive Growth Division I(6)                            -32.02%               N/A                 -10.73%
S&P/JNL Core Index 100 Division(11)                                         N/A                 N/A                  -2.85%
S&P/JNL Core Index 75 Division(11)                                          N/A                 N/A                  -2.56%
S&P/JNL Core Index 50 Division(11)                                          N/A                 N/A                  -2.96%
T. Rowe Price/JNL Established Growth Division(1)                          -32.05%               N/A                  -4.71%
T. Rowe Price/JNL Mid-Cap Growth Division(1)                              -30.69%               N/A                  -1.85%
T. Rowe Price/JNL Value Division(4)                                       -25.73%               N/A                  -6.42%
First Trust/JNL the DowSM Target 10 Division(11)                            N/A                 N/A                   3.30%
First Trust/JNL The S&P(R)Target 10 Division(11)                            N/A                 N/A                 -11.31%
First Trust/JNL Global Target 15 Division(11)                               N/A                 N/A                 -11.72%
First Trust/JNL Target 25 Division(11)                                      N/A                 N/A                  -5.80%
First Trust/JNL Target Small-Cap Division(11)                               N/A                 N/A                  -1.09%

1    Corresponding series commenced operations on October 16, 1995.
2    Corresponding series commenced operations on September 16, 1996.
3    Corresponding series commenced operations on July 6, 1999.
4    Corresponding series commenced operations on May 1, 2000.
5    Corresponding series commenced operations on April 22, 1999.
6    Corresponding series commenced operations on April 20, 1999.
7    Corresponding series commenced operations on May 10, 1999.
8    Corresponding series commenced operations on May 13, 1999.
9    Corresponding series commenced operations on May 1, 2001.
10   Corresponding series commenced operations on October 29, 2001.
11   Corresponding series commenced operations on July 22, 2002.
12   Corresponding series commenced operations on September 30, 2002.

The GMIB charge is not deducted because of the number of variables involved in the calculation that would apply on an individual Contract basis. The charge is ..075% each quarter applied to the Benefit Base as defined in the prospectus.

Currently the 3% and 4% premium credit is unavailable. This should be considered by new and existing Contract owners prior to purchasing the Contract and prior to making an additional premium payment.

Jackson National NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson National NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

The non-standardized average annual total returns that each Investment Division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding Fund for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the Contract maintenance charge or the withdrawal charge, are shown in the table below. The table shows non-standardized returns for Contracts with no optional endorsements.

           NON-STANDARDIZED RETURN FOR A CONTRACT WITH NO ENDORSEMENTS


                                                                      One Year Period
                                                                      Ended December     Five Years Period
                                                                            31,          Ended December 31,    Since Inception of
                                                                           2002                 2002          Investment Division
                                                                      --------------       --------------           --------
AIM/JNL Large Cap Growth Division(10)                                     -26.50%               N/A                 -16.96%
AIM/JNL Small Cap Growth Division(10)                                     -28.33%               N/A                 -14.75%
AIM/JNL Premier Equity II Division(10)                                    -29.23%               N/A                 -19.09%
Alger/JNL Growth Division(1)                                              -34.12%               N/A                  -4.57%
Alliance Capital/JNL Growth Division(4)                                   -31.99%               N/A                 -25.65%
Eagle/JNL Core Equity Division(2)                                         -21.64%               N/A                  -2.91%
Eagle/JNL SmallCap Equity Division(2)                                     -23.84%               N/A                  -6.78%
JPMorgan/JNL Enhanced S&P 500 Stock Index
    Division(11)                                                            N/A                 N/A                   6.69%
JPMorgan/JNL International Value Division(12)                               N/A                 N/A                   N/A
Janus/JNL Aggressive Growth Division(1)                                   -30.73%               N/A                  -1.43%
Janus/JNL Balanced Division(4)                                             -7.87%               N/A                  -6.23%
Janus/JNL Capital Growth Division(1)                                      -30.20%               N/A                  -7.20%
Lazard/JNL Mid Cap Value Division(10)                                     -15.28%               N/A                  -4.37%
Lazard/JNL Small Cap Value Division(10)                                   -18.37%               N/A                  -6.29%
Mellon Capital Management/JNL S&P 500 Index
    Division(11)                                                            N/A                 N/A                   7.07%
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division(11)            N/A                 N/A                   5.07%
Mellon Capital Management/JNL Small Cap Index
    Division(11)                                                            N/A                 N/A                   0.40%
Mellon Capital Management/JNL International Index
    Division(11)                                                            N/A                 N/A                  -4.71%
Mellon Capital Management/JNL Bond Index(11)                                N/A                 N/A                   3.73%
Oppenheimer/JNL Global Growth Division(9)                                 -23.41%               N/A                 -19.03%
Oppenheimer/JNL Growth Division(9)                                        -26.33%               N/A                 -20.14%
PIMCO/JNL Total Return Bond Division(10)                                    7.33%               N/A                   4.89%

                                                                      One Year Period
                                                                      Ended December     Five Years Period
                                                                            31,          Ended December 31,    Since Inception of
                                                                           2002                 2002          Investment Division
                                                                      --------------       --------------           --------

PPM America/JNL Balanced Division(1)                                       -3.30%               N/A                   2.31%
PPM America/JNL High Yield Bond Division(1)                                 0.63%               N/A                  -0.90%
PPM America/JNL Value Division(12)                                          N/A                 N/A                    N/A
Putnam/JNL Equity Division(1)                                             -25.15%               N/A                  -8.62%
Putnam/JNL International Equity Division(1)                               -21.68%               N/A                  -7.92%
Putnam/JNL Midcap Growth Division(4)                                      -30.30%               N/A                 -23.36%
Putnam/JNL Value Equity Division(1)                                       -20.98%               N/A                  -5.85%
Salomon Brothers/JNL Global Bond Division(1)                                6.87%               N/A                   3.62%
Salomon Brothers/JNL U.S. Government & Quality Bond
     Division(1)                                                            9.92%               N/A                   5.73%
S&P/JNL Conservative Growth Division I(5)                                  -9.75%               N/A                  -2.68%
S&P/JNL Moderate Growth Division I(6)                                     -13.62%               N/A                  -3.52%
S&P/JNL Aggressive Growth Division I(7)                                   -19.39%               N/A                  -6.94%
S&P/JNL Very Aggressive Growth Division I(8)                              -24.26%               N/A                 -10.30%
S&P/JNL Equity Growth Division I(6)                                       -24.40%               N/A                  -8.63%
S&P/JNL Equity Aggressive Growth Division I(6)                            -24.28%               N/A                  -8.50%
S&P/JNL Core Index 100 Division(11)                                         N/A                 N/A                   4.57%
S&P/JNL Core Index 75 Division(11)                                          N/A                 N/A                   4.84%
S&P/JNL Core Index 50 Division(11)                                          N/A                 N/A                   4.44%
T. Rowe Price/JNL Established Growth Division(1)                          -24.39%               N/A                  -3.14%
T. Rowe Price/JNL Mid-Cap Growth Division(1)                              -23.01%               N/A                  -0.32%
T. Rowe Price/JNL Value Division(4)                                       -17.99%               N/A                  -3.54%
First Trust/JNL the DowSM Target 10 Division(11)                            N/A                 N/A                  10.82%
First Trust/JNL The S&P(R)Target 10 Division(11)                            N/A                 N/A                  -3.86%
First Trust/JNL Global Target 15 Division(11)                               N/A                 N/A                  -4.33%
First Trust/JNL Target 25 Division(11)                                      N/A                 N/A                   1.67%
First Trust/JNL Target Small-Cap Division(11)                               N/A                 N/A                   6.40%

1    Corresponding series commenced operations on October 16, 1995.
2    Corresponding series commenced operations on September 16, 1996.
3    Corresponding series commenced operations on July 6, 1999.
4    Corresponding series commenced operations on May 1, 2000.
5    Corresponding series commenced operations on April 22, 1999.
6    Corresponding series commenced operations on April 20, 1999.
7    Corresponding series commenced operations on May 10, 1999.
8    Corresponding series commenced operations on May 13, 1999.
9    Corresponding series commenced operations on May 1, 2001.
10   Corresponding series commenced operations on October 29, 2001.
11   Corresponding series commenced operations on July 22, 2002.
12   Corresponding series commenced operations on September 30, 2002.

Prior to May 1, 2000, the corresponding Fund to the Putnam/JNL International Equity Division was the T. Rowe Price/JNL International Equity Investment Division and the corresponding Fund was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                                [OBJECT OMITTED]

Where:

      a      =      net  investment  income  earned during the period by the Fund  attributable  to shares owned by the Investment Division.
      b      =      expenses for the Investment Division accrued for the period (net of reimbursements).
      c      =      the average daily number of accumulation units outstanding during the period.
      d      =      the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

The yield for the 30-day period ended December 31, 2002, for each of the referenced Investment Divisions is as follows:

PPM America/JNL Balanced Division                                      1.30%
PPM America/JNL High Yield Bond Division                               7.26%
Salomon Brothers/JNL Global Bond Division                              4.84%
Salomon Brothers/JNL U.S. Government & Quality Bond Division           2.18%

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money Market Division's yield and effective yield for the seven-day period ended December 31, 2002, were -0.69% and -0.69%, respectively.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Fund, is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ACCUMULATION UNIT VALUES

Accumulation Unit Values
Contract - M&E 1.70% with the following possible combinations of benefits:
ADDITIONAL FREE WITHDRAWAL 20% OF PREMIUM
FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                        DECEMBER 31, 2002

AIM/JNL Large Cap Growth Division  (a)
  Accumulation unit value:
    Beginning of period                                                                        $7.85
    End of period                                                                              $8.01
  Accumulation units outstanding
  at the end of period                                                                          409

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Janus/JNL Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                        $8.36
    End of period                                                                              $8.36
  Accumulation units outstanding
  at the end of period                                                                          195

Janus/JNL Capital Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                       $12.26
    End of period                                                                             $13.19
  Accumulation units outstanding
  at the end of period                                                                          210

JPMorgan/JNL Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Lazard/JNL Mid Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                       $10.87
    End of period                                                                             $10.87
  Accumulation units outstanding
  at the end of period                                                                          60

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Mellon Capital Management/JNL Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Mellon Capital Management/JNL International Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Mellon Capital Management/JNL S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Mellon Capital Management/JNL Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Oppenheimer/JNL Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

PIMCO/JNL Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                       $12.62
    End of period                                                                             $12.94
  Accumulation units outstanding
  at the end of period                                                                          407

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

PPM America/JNL High Yield Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                       $12.95
    End of period                                                                             $12.95
  Accumulation units outstanding
  at the end of period                                                                          50

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of the period                                                                    N/A (c)

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

S&P/JNL Conservative Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                        $9.31
    End of period                                                                              $9.91
  Accumulation units outstanding
  at the end of period                                                                         1,641

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

S&P/JNL Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

Salomon Brothers/JNL Global Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                       $15.43
    End of period                                                                             $15.43
  Accumulation units outstanding
  at the end of the period                                                                      42

Salomon Brothers/JNL U.S. Government & Quality Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                       $14.91
    End of period                                                                             $14.91
  Accumulation units outstanding
  at the end of period                                                                          109

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

T. Rowe Price/JNL Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                        $7.84
    End of period                                                                              $9.01
  Accumulation units outstanding
  at the end of period                                                                          656

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

First Trust/JNL The S&P (R) Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

First Trust/JNL The Global Target 15 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

First Trust/JNL Target 25 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

First Trust/JNL Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (c)
    End of period                                                                             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                        N/A (c)

(a)  Commencement of operations October 10, 2002.
(b)  Commencement of operations December 31, 2002.
(c) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
Contract - M&E 1.795% with the following possible combination of benefits:
Premium Credit 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                    DECEMBER 31, 2002

AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

JPMorgan/JNL Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Lazard/JNL Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Mellon Capital Management/JNL Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Mellon Capital Management/JNL International Index Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Mellon Capital Management/JNL S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Mellon Capital Management/JNL Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                         N/A (b)

Oppenheimer/JNL Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

PIMCO/JNL Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                     $12.70
    End of period                                                                           $12.88
  Accumulation units outstanding
  at the end of period                                                                       481

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                 N/A (b)

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

S&P/JNL Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

S&P/JNL Moderate Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                     $9.75
    End of period                                                                           $9.61
  Accumulation units outstanding
  at the end of period                                                                      1,044

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                 N/A (b)

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

First Trust/JNL The S&P(R) Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

First Trust/JNL The Global Target 15 Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

First Trust/JNL Target 25 Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

First Trust/JNL Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (b)
    End of period                                                                          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                     N/A (b)

(a) Commencement of operations November 20, 2002.
(b) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
Contract - M&E 1.82% with the following possible combinations of benefits:
Premium Credit 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                     DECEMBER 31, 2002

AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Eagle/JNL Core Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                                        $13.83
    End of period                                                                              $13.00
  Accumulation units outstanding
  at the end of period                                                                          138

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Janus/JNL Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Janus/JNL Capital Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

JPMorgan/JNL Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Lazard/JNL Mid Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                        $10.55
    End of period                                                                              $10.81
  Accumulation units outstanding
  at the end of period                                                                          673

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Mellon Capital Management/JNL Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Mellon Capital Management/JNL International Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Mellon Capital Management/JNL S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Mellon Capital Management/JNL Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Oppenheimer/JNL Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

PIMCO/JNL Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                        $12.65
    End of period                                                                              $12.86
  Accumulation units outstanding
  at the end of period                                                                          4,912

PPM America/JNL Balanced Division (a)
  Accumulation unit value:
    Beginning of period                                                                        $17.32
    End of period                                                                              $17.01
  Accumulation units outstanding
  at the end of period                                                                          511

PPM America/JNL High Yield Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                        $12.57
    End of period                                                                              $12.83
  Accumulation units outstanding
  at the end of period                                                                          5,521

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Putnam/JNL Value Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                        $14.19
    End of period                                                                              $14.44
  Accumulation units outstanding
  at the end of the period                                                                      751

S&P/JNL Aggressive Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                        $8.93
    End of period                                                                              $8.95
  Accumulation units outstanding
  at the end of period                                                                         1,210

S&P/JNL Conservative Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                        $9.96
    End of period                                                                              $9.85
  Accumulation units outstanding
  at the end of period                                                                          227

S&P/JNL Core Index 100 Division (b)
  Accumulation unit value:
    Beginning of period                                                                        $8.45
    End of period                                                                              $8.51
  Accumulation units outstanding
  at the end of period                                                                         2,103

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

S&P/JNL Equity Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                        $7.91
    End of period                                                                              $7.89
  Accumulation units outstanding
  at the end of period                                                                          554

S&P/JNL Moderate Growth Division I (g)
  Accumulation unit value:
    Beginning of period                                                                        $9.93
    End of period                                                                              $9.60
  Accumulation units outstanding
  at the end of period                                                                          624

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of the period                                                                    N/A (i)

Salomon Brothers/JNL U.S. Government & Quality Bond Division (h)
  Accumulation unit value:
    Beginning of period                                                                        $14.70
    End of period                                                                              $14.77
  Accumulation units outstanding
  at the end of period                                                                         28,375

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

T. Rowe Price/JNL Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                        $21.51
    End of period                                                                              $20.38
  Accumulation units outstanding
  at the end of period                                                                           59

T. Rowe Price/JNL Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                        $9.48
    End of period                                                                              $8.98
  Accumulation units outstanding
  at the end of period                                                                          267

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

First Trust/JNL The S&P(R) Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

First Trust/JNL The Global Target 15 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

First Trust/JNL Target 25 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

First Trust/JNL Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (i)
    End of period                                                                             N/A (i)
  Accumulation units outstanding
  at the end of period                                                                        N/A (i)

(a) Commencement of operations November 27, 2002.
(b) Commencement of operations October 29, 2002.
(c) Commencement of operations November 15, 2002.
(d) Commencement of operations December 30, 2002.
(e) Commencement of operations December 16, 2002.
(f) Commencement of operations September 3, 2002.
(g) Commencement of operations August 26, 2002.
(h) Commencement of operations October 2, 2002.
(i) These investment divisions had not commenced operations as of December 31, 2002.

Accumulation Unit Values
Contract - M&E 1.96% with the following possible combination of benefits:
Premium Credit 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                     DECEMBER 31, 2002

AIM/JNL Large Cap Growth Division  (a)
  Accumulation unit value:
    Beginning of period                                                                        $8.36
    End of period                                                                              $7.99
  Accumulation units outstanding
  at the end of period                                                                          775

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (q)
    End of period                                                                             N/A (q)
  Accumulation units outstanding
  at the end of period                                                                        N/A (q)

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (q)
    End of period                                                                             N/A (q)
  Accumulation units outstanding
  at the end of period                                                                        N/A (q)

Alger/JNL Growth Division  (b)
  Accumulation unit value:
    Beginning of period                                                                        $12.19
    End of period                                                                              $12.13
  Accumulation units outstanding
  at the end of period                                                                         4,039

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (q)
    End of period                                                                             N/A (q)
  Accumulation units outstanding
  at the end of period                                                                        N/A (q)

Eagle/JNL Core Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                        $13.16
    End of period                                                                              $12.89
  Accumulation units outstanding
  at the end of period                                                                         3,261

Eagle/JNL SmallCap Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                        $11.67
    End of period                                                                              $11.69
  Accumulation units outstanding
  at the end of period                                                                         1,524

Janus/JNL Aggressive Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                        $17.43
    End of period                                                                              $17.01
  Accumulation units outstanding
  at the end of period                                                                          134

Janus/JNL Balanced Division (c)
  Accumulation unit value:
    Beginning of period                                                                        $8.35
    End of period                                                                              $8.30
  Accumulation units outstanding
  at the end of period                                                                         1,692

Janus/JNL Capital Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                        $13.01
    End of period                                                                              $12.93
  Accumulation units outstanding
  at the end of period                                                                           64

JPMorgan/JNL Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (q)
    End of period                                                                             N/A (q)
  Accumulation units outstanding
  at the end of period                                                                        N/A (q)

JPMorgan/JNL International Value Division (g)
  Accumulation unit value:
    Beginning of period                                                                        $6.16
    End of period                                                                              $6.13
  Accumulation units outstanding
  at the end of period                                                                          252

Lazard/JNL Mid Cap Value Division  (e)
  Accumulation unit value:
    Beginning of period                                                                        $11.07
    End of period                                                                              $10.74
  Accumulation units outstanding
  at the end of period                                                                          666

Lazard/JNL Small Cap Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                        $9.14
    End of period                                                                              $9.14
  Accumulation units outstanding
  at the end of period                                                                          795

Mellon Capital Management/JNL Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (q)
    End of period                                                                             N/A (q)
  Accumulation units outstanding
  at the end of period                                                                        N/A (q)

Mellon Capital Management/JNL International Index Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (q)
    End of period                                                                             N/A (q)
  Accumulation units outstanding
  at the end of period                                                                        N/A (q)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division(i)
  Accumulation unit value:
    Beginning of period                                                                        $8.44
    End of period                                                                              $8.45
  Accumulation units outstanding
  at the end of period                                                                         20,157

Mellon Capital Management/JNL S&P 500 Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                        $7.62
    End of period                                                                              $7.64
  Accumulation units outstanding
  at the end of period                                                                         22,962

Mellon Capital Management/JNL Small Cap Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                        $7.85
    End of period                                                                              $7.87
  Accumulation units outstanding
  at the end of period                                                                         23,363

Oppenheimer/JNL Global Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                        $7.59
    End of period                                                                              $6.97
  Accumulation units outstanding
  at the end of period                                                                         4,513

Oppenheimer/JNL Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                        $7.40
    End of period                                                                              $6.81
  Accumulation units outstanding
  at the end of period                                                                          113

PIMCO/JNL Total Return Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                        $12.30
    End of period                                                                              $12.77
  Accumulation units outstanding
  at the end of period                                                                         4,586

PPM America/JNL Balanced Division (c)
  Accumulation unit value:
    Beginning of period                                                                        $16.64
    End of period                                                                              $16.83
  Accumulation units outstanding
  at the end of period                                                                         1,727

PPM America/JNL High Yield Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                        $11.91
    End of period                                                                              $12.69
  Accumulation units outstanding
  at the end of period                                                                         3,173

PPM America/JNL Money Market Division (c)
  Accumulation unit value:
    Beginning of period                                                                        $11.95
    End of period                                                                              $11.91
  Accumulation units outstanding
  at the end of period                                                                         3,996

PPM America/JNL Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                        $10.96
    End of period                                                                              $10.92
  Accumulation units outstanding
  at the end of period                                                                          488

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (q)
    End of period                                                                             N/A (q)
  Accumulation units outstanding
  at the end of period                                                                        N/A (q)

Putnam/JNL International Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                        $9.01
    End of period                                                                              $8.88
  Accumulation units outstanding
  at the end of period                                                                          115

Putnam/JNL Midcap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                        $4.84
    End of period                                                                              $4.85
  Accumulation units outstanding
  at the end of period                                                                         3,763

Putnam/JNL Value Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                        $14.36
    End of period                                                                              $14.29
  Accumulation units outstanding
  at the end of the period                                                                      373

S&P/JNL Aggressive Growth Division I (k)
  Accumulation unit value:
    Beginning of period                                                                        $9.02
    End of period                                                                              $8.89
  Accumulation units outstanding
  at the end of period                                                                         13,628

S&P/JNL Conservative Growth Division I (k)
  Accumulation unit value:
    Beginning of period                                                                        $9.74
    End of period                                                                              $9.79
  Accumulation units outstanding
  at the end of period                                                                         51,768

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (q)
    End of period                                                                             N/A (q)
  Accumulation units outstanding
  at the end of period                                                                        N/A (q)

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (q)
    End of period                                                                             N/A (q)
  Accumulation units outstanding
  at the end of period                                                                        N/A (q)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                       N/A (q)
    End of period                                                                             N/A (q)
  Accumulation units outstanding
  at the end of period                                                                        N/A (q)

S&P/JNL Equity Aggressive Growth Division I (l)
  Accumulation unit value:
    Beginning of period                                                                        $8.33
    End of period                                                                              $7.99
  Accumulation units outstanding
  at the end of period                                                                         30,394

S&P/JNL Equity Growth Division I (m) Accumulation unit value:
    Beginning of period                                                                        $7.61
    End of period                                                                              $7.85
  Accumulation units outstanding
  at the end of period                                                                         42,178

S&P/JNL Moderate Growth Division I (k)
  Accumulation unit value:
    Beginning of period                                                                        $9.57
    End of period                                                                              $9.53
  Accumulation units outstanding
  at the end of period                                                                         58,076

S&P/JNL Very Aggressive Growth Division I (n)
  Accumulation unit value:
    Beginning of period                                                                        $8.40
    End of period                                                                              $8.33
  Accumulation units outstanding
  at the end of period                                                                         4,466

Salomon Brothers/JNL Global Bond Division  (c)
  Accumulation unit value:
    Beginning of period                                                                        $14.21
    End of period                                                                              $15.12
  Accumulation units outstanding
  at the end of the period                                                                     4,978

Salomon Brothers/JNL U.S. Government & Quality Bond Division(c)
  Accumulation unit value:
    Beginning of period                                                                        $14.30
    End of period                                                                              $14.61
  Accumulation units outstanding
  at the end of period                                                                         2,683

T. Rowe Price/JNL Established Growth Division (c)
   Accumulation unit value:
    Beginning of period                                                                        $17.52
    End of period                                                                              $17.71
  Accumulation units outstanding
  at the end of period                                                                          732

T. Rowe Price/JNL Mid-Cap Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                        $17.76
    End of period                                                                              $20.16
  Accumulation units outstanding
  at the end of period                                                                         1,180

T. Rowe Price/JNL Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                        $8.75
    End of period                                                                              $8.95
  Accumulation units outstanding
  at the end of period                                                                         1,501

First Trust/JNL The DowSM Target 10 Division (p)
  Accumulation unit value:
    Beginning of period                                                                        $10.02
    End of period                                                                              $11.12
  Accumulation units outstanding
  at the end of period                                                                         14,686

First Trust/JNL The S&P (R) Target 10 Division (p)
  Accumulation unit value:
    Beginning of period                                                                        $10.64
    End of period                                                                              $9.61
  Accumulation units outstanding
  at the end of period                                                                         17,171

First Trust/JNL The Global Target 15 Division  (p)
  Accumulation unit value:
    Beginning of period                                                                        $9.58
    End of period                                                                              $9.66
  Accumulation units outstanding
  at the end of period                                                                         1,727

First Trust/JNL Target 25 Division (p)
  Accumulation unit value:
    Beginning of period                                                                        $10.13
    End of period                                                                              $10.24
  Accumulation units outstanding
  at the end of period                                                                         16,078

First Trust/JNL Target Small-Cap Division (p)
  Accumulation unit value:
    Beginning of period                                                                        $9.92
    End of period                                                                              $10.80
  Accumulation units outstanding
  at the end of period                                                                         17,995

(a)    Commencement of operations October 15, 2002.
(b)    Commencement of operations December 19, 2002.
(c)    Commencement of operations August 13, 2002.
(d)    Commencement of operations December 23, 2002.
(e)    Commencement of operations August 16, 2002.
(f)    Commencement of operations October 24, 2002.
(g)    Commencement of operations December 5, 2002.
(h)    Commencement of operations November 12, 2002.
(i)    Commencement of operations September 17, 2002.
(j)    Commencement of operations November 6, 2002.
(k)    Commencement of operations September 12, 2002.
(l)    Commencement of operations November 6, 2002.
(m)    Commencement of operations September 20, 2002.
(n)    Commencement of operations November 8, 2002.
(o)    Commencement of operations October 10, 2002.
(p)    Commencement of operations September 23, 2002.
(q) These investment divisions had not commenced operations as of December 31, 2002.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract owner control of the investments of a segregated asset account will cause the Contract owner to be treated as the owner of the assets of the segregated asset account pursuant to Revenue Rulings 77-85, 80-274 and 81-225 that are referenced in the Prospectus. The Treasury Department also stated in 1986 that further guidance on this issue would be forthcoming. The only official guidance that has been issued on this issue since the regulations were published in 1986 was Revenue Procedure 99-44 which stated that satisfying the asset diversification regulations "does not prevent a Contract holder's control of the investments of a segregated asset account from causing the Contract holder, rather than the insurance company, to be treated as the owner of the assets in the account."

The amount of owner control which may be exercised under the Contract is not comparable to the kinds of control that were present in any of the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was the owner of the assets of the separate account. At this time it cannot be determined whether additional guidance will be provided on these issues and what standards may be contained in such guidance. Due to the uncertainty in this area, Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY vs. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision that indicated it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan.

TAX TREATMENT OF WITHDRAWALS

Non-Qualified Contracts
-----------------------

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts
-----------------------

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose

"disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract. The IRS has announced that it is reconsidering this rule and that during its reconsideration, the rule is not effective. The IRS has further announced that if this rule, or a similar rule is adopted after its reconsideration, such rule will not come into effect before January 2004.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE v. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of

         IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of $8,500 or 33 1/3% of the participant's includible compensation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3% of compensation limitation on deferrals to 100% of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

                o   attains age 701/2,
                o   severs employment,
                o   dies, or
                o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

                  (1) the net asset value of a Fund share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National NY during the valuation period which are determined by Jackson National NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National NY for the valuation period to reflect the asset based charges (the mortality and expense risks), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater than, less than, or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                           JNLNY Separate Account - I




                       [GRAPHIC OMITTED][GRAPHIC OMITTED]








                              Financial Statements

                                December 31, 2002

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002



                                               AIM/           AIM/JNL            AIM/                                Alliance
                                          JNL Large Cap    Premier Equity    JNL Small Cap      Alger/JNL           Capital/JNL
                                         Growth Portfolio   II Portfolio    Growth Portfolio Growth Portfolio    Growth Portfolio
                                         ----------------- ---------------  ---------------- ----------------  ------------------
ASSETS
Investments, at value (a)                       $ 170,658       $ 236,044         $ 605,592      $ 4,936,148         $ 1,293,809
Receivables:
   Investment securities sold                           7              11                27              202             887,125
   Sub-account units sold                           1,417           1,492               526                -                   -
                                         ----------------- ---------------  ---------------- ----------------  ------------------
TOTAL ASSETS                                      172,082         237,547           606,145        4,936,350           2,180,934
                                         ----------------- ---------------  ---------------- ----------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                  1,417           1,492               526                -                   -
   Sub-account units redeemed                           -               -                 -                8             887,036
   Insurance fees due to Jackson National
      Life of New York                                  7              11                27              194                  89
                                         ----------------- ---------------  ---------------- ----------------  ------------------
TOTAL LIABILITIES                                   1,424           1,503               553              202             887,125
                                         ----------------- ---------------  ---------------- ----------------  ------------------
NET ASSETS (NOTE 6)                             $ 170,658       $ 236,044         $ 605,592      $ 4,936,148         $ 1,293,809
---------------------------------------  ================= ===============  ================ ================  ==================


(a)  Investment shares                             20,914          29,879            71,838          452,443             162,131
     Investments at cost                        $ 190,600       $ 289,827         $ 726,242      $ 8,577,172         $ 1,722,871



                                                              Eagle/JNL     First Trust/JNL  First Trust/JNL   First Trust/JNL
                                          Eagle/JNL Core       SmallCap       Global Target      Target 25     Target Small-Cap
                                         Equity Portfolio  Equity Portfolio   15 Portfolio       Portfolio         Portfolio
                                         ----------------  ---------------- ---------------  ---------------  -----------------
ASSETS
Investments, at value (a)                    $ 1,861,526       $ 1,877,415        $ 93,463        $ 240,144          $ 269,916
Receivables:
   Investment securities sold                         79                76               5               12                 14
   Sub-account units sold                              -                 -               -                -                  -
                                         ----------------  ---------------- ---------------  ---------------  -----------------
TOTAL ASSETS                                   1,861,605         1,877,491          93,468          240,156            269,930
                                         ----------------  ---------------- ---------------  ---------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                     -                 -               -                -                  -
   Sub-account units redeemed                          -                 -               -                -                  -
   Insurance fees due to Jackson National
      Life of New York                                79                76               5               12                 14
                                         ----------------  ---------------- ---------------  ---------------  -----------------
TOTAL LIABILITIES                                     79                76               5               12                 14
                                         ----------------  ---------------- ---------------  ---------------  -----------------
NET ASSETS (NOTE 6)                          $ 1,861,526       $ 1,877,415        $ 93,463        $ 240,144          $ 269,916
---------------------------------------  ================  ================ ===============  ===============  =================


(a)  Investment shares                           162,579           156,321           9,596           23,247             24,786
     Investments at cost                     $ 2,336,938       $ 2,346,512        $ 96,609        $ 241,346          $ 270,714

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                          First Trust/JNL    First Trust/JNL      Janus/JNL         Janus/JNL         Janus/JNL
                                           The Dow Target    The S&P Target      Aggressive         Balanced           Capital
                                            10 Portfolio      10 Portfolio     Growth Portfolio     Portfolio      Growth Portfolio
                                         ------------------- ----------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)                         $ 301,425        $ 234,778       $ 7,589,530       $ 4,042,881       $ 6,203,783
Receivables:
   Investment securities sold                            15               12               309               169               248
   Sub-account units sold                                 -                -                 -             1,629                 -
                                         ------------------- ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                        301,440          234,790         7,589,839         4,044,679         6,204,031
                                         ------------------- ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                        -                -                 -             1,629                 -
   Sub-account units redeemed                             -                -                14                 -                 6
   Insurance fees due to Jackson National
      Life of New York                                   15               12               295               169               242
                                         ------------------- ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                        15               12               309             1,798               248
                                         ------------------- ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 6)                               $ 301,425        $ 234,778       $ 7,589,530       $ 4,042,881       $ 6,203,783
---------------------------------------  =================== ================  ================  ================  ================


(a)  Investment shares                               26,865           24,229           582,466           489,453           633,686
     Investments at cost                          $ 298,868        $ 243,210      $ 15,821,969       $ 4,467,896      $ 16,035,382


                                                                 JPMorgan/
                                              Janus/JNL        JNL Enhanced    JPMorgan/JNL       Lazard/JNL         Lazard/JNL
                                               Global          S&P 500 Stock   International        Mid Cap          Small Cap
                                         Equities Portfolio   Index Portfolio Value Portfolio   Value Portfolio   Value Portfolio
                                         -------------------  --------------- ---------------  ---------------- -----------------
ASSETS
Investments, at value (a)                       $ 4,436,957         $ 26,895        $ 59,656         $ 573,809       $ 1,023,627
Receivables:
   Investment securities sold                           177                1               2                27                44
   Sub-account units sold                                 -                -               -               652                 -
                                         -------------------  --------------- ---------------  ---------------- -----------------
TOTAL ASSETS                                      4,437,134           26,896          59,658           574,488         1,023,671
                                         -------------------  --------------- ---------------  ---------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                        -                -               -               652                 -
   Sub-account units redeemed                             7                -               -                 -                 -
   Insurance fees due to Jackson National
      Life of New York                                  170                1               2                27                44
                                         -------------------  --------------- ---------------  ---------------- -----------------
TOTAL LIABILITIES                                       177                1               2               679                44
                                         -------------------  --------------- ---------------  ---------------- -----------------
NET ASSETS (NOTE 6)                             $ 4,436,957         $ 26,895        $ 59,656         $ 573,809       $ 1,023,627
---------------------------------------  ===================  =============== ===============  ================ =================


(a)  Investment shares                              315,573            4,366          10,730            56,091           108,897
     Investments at cost                        $ 9,255,993         $ 27,008        $ 61,339         $ 662,790       $ 1,211,119

See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                         Mellon Capital  Mellon Capital    Mellon Capital      Mellon Capital      Mellon Capital
                                         Management/JNL  Management/JNL    Management/JNL      Management/JNL      Management/JNL
                                           Bond Index    International     S&P 400 Mid Cap         S&P 500            Small Cap
                                           Portfolio    Index Portfolio    Index Portfolio     Index Portfolio     Index Portfolio
                                         -------------- ---------------  ------------------  ------------------  ------------------
ASSETS
Investments, at value (a)                     $ 19,827             $ -           $ 186,309           $ 257,511           $ 206,031
Receivables:
   Investment securities sold                        1               -               6,710               6,592               6,609
   Sub-account units sold                            -               -                   -                   -                   -
                                         -------------- ---------------  ------------------  ------------------  ------------------
TOTAL ASSETS                                    19,828               -             193,019             264,103             212,640
                                         -------------- ---------------  ------------------  ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                   -               -                   -                   -                   -
   Sub-account units redeemed                        -               -               6,700               6,578               6,598
   Insurance fees due to Jackson National
      Life of New York                               1               -                  10                  14                  11
                                         -------------- ---------------  ------------------  ------------------  ------------------
TOTAL LIABILITIES                                    1               -               6,710               6,592               6,609
                                         -------------- ---------------  ------------------  ------------------  ------------------
NET ASSETS (NOTE 6)                           $ 19,827             $ -           $ 186,309           $ 257,511           $ 206,031
---------------------------------------  ============== ===============  ==================  ==================  ==================


(a)  Investment shares                           1,892               -              21,791              33,057              25,949
     Investments at cost                      $ 20,207             $ -           $ 186,321           $ 259,082           $ 209,082



                                         Oppenheimer/JNL                       PIMCO/JNL        PPM America/       PPM America/
                                          Global Growth    Oppenheimer/JNL    Total Return      JNL Balanced      JNL High Yield
                                            Portfolio      Growth Portfolio  Bond Portfolio      Portfolio        Bond Portfolio
                                         ---------------  -----------------  --------------  -----------------  -----------------
ASSETS
Investments, at value (a)                     $ 924,878          $ 445,397     $ 5,767,820        $ 5,043,276        $ 4,746,268
Receivables:
   Investment securities sold                        43                 20          27,726                864             20,846
   Sub-account units sold                             -                  -         780,795                  -                652
                                         ---------------  -----------------  --------------  -----------------  -----------------
TOTAL ASSETS                                    924,921            445,417       6,576,341          5,044,140          4,767,766
                                         ---------------  -----------------  --------------  -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                    -                  -         780,795                  -                652
   Sub-account units redeemed                         -                  -          27,505                657             20,647
   Insurance fees due to Jackson National
      Life of New York                               43                 20             221                207                199
                                         ---------------  -----------------  --------------  -----------------  -----------------
TOTAL LIABILITIES                                    43                 20         808,521                864             21,498
                                         ---------------  -----------------  --------------  -----------------  -----------------
NET ASSETS (NOTE 6)                           $ 924,878          $ 445,397     $ 5,767,820        $ 5,043,276        $ 4,746,268
---------------------------------------  ===============  =================  ==============  =================  =================


(a)  Investment shares                          128,455             63,357         497,226            383,811            609,277
     Investments at cost                    $ 1,133,327          $ 557,384     $ 5,551,957        $ 5,165,196        $ 5,153,474

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                           PPM America/    PPM America/                        Putnam/JNL         Putnam/JNL
                                            JNL Money       JNL Value      Putnam/JNL         International          Midcap
                                         Market Portfolio   Portfolio    Equity Portfolio    Equity Portfolio   Growth Portfolio
                                         ---------------- ------------- ------------------ ------------------- ------------------
ASSETS
Investments, at value (a)                    $ 5,567,422       $ 7,541        $ 3,018,863         $ 1,942,262          $ 902,452
Receivables:
   Investment securities sold                        218             -                125                  85                 39
   Sub-account units sold                        194,472             -                  -                 706                807
                                         ---------------- ------------- ------------------ ------------------- ------------------
TOTAL ASSETS                                   5,762,112         7,541          3,018,988           1,943,053            903,298
                                         ---------------- ------------- ------------------ ------------------- ------------------

LIABILITIES
Payables:
   Investment securities purchased               194,472             -                  -                 706                807
   Sub-account units redeemed                          -             -                  6                   8                  -
   Insurance fees due to Jackson National
      Life of New York                               218             -                119                  77                 39
                                         ---------------- ------------- ------------------ ------------------- ------------------
TOTAL LIABILITIES                                194,690             -                125                 791                846
                                         ---------------- ------------- ------------------ ------------------- ------------------
NET ASSETS (NOTE 6)                          $ 5,567,422       $ 7,541        $ 3,018,863         $ 1,942,262          $ 902,452
---------------------------------------  ================ ============= ================== =================== ==================


(a)  Investment shares                         5,567,422           687            231,508             255,898            176,605
     Investments at cost                     $ 5,561,645       $ 7,560        $ 5,210,423         $ 2,317,029        $ 1,307,063


                                           Putnam/JNL       S&P/JNL            S&P/JNL          S&P/JNL         S&P/JNL Equity
                                          Value Equity     Aggressive        Conservative      Core Index         Aggressive
                                           Portfolio   Growth Portfolio I  Growth Portfolio I 100 Portfolio   Growth Portfolio I
                                         ------------- ------------------  ------------------ -------------- ---------------------
ASSETS
Investments, at value (a)                 $ 5,875,372        $ 4,414,809        $ 10,062,344       $ 48,038           $ 1,279,528
Receivables:
   Investment securities sold                     238                185                 443              3                    84
   Sub-account units sold                           -                  -                 652              -                     -
                                         ------------- ------------------  ------------------ -------------- ---------------------
TOTAL ASSETS                                5,875,610          4,414,994          10,063,439         48,041             1,279,612
                                         ------------- ------------------  ------------------ -------------- ---------------------

LIABILITIES
Payables:
   Investment securities purchased                  -                  -                 652              -                     -
   Sub-account units redeemed                       -                  -                   -              -                    30
   Insurance fees due to Jackson National
      Life of New York                            238                185                 443              3                    54
                                         ------------- ------------------  ------------------ -------------- ---------------------
TOTAL LIABILITIES                                 238                185               1,095              3                    84
                                         ------------- ------------------  ------------------ -------------- ---------------------
NET ASSETS (NOTE 6)                       $ 5,875,372        $ 4,414,809        $ 10,062,344       $ 48,038           $ 1,279,528
---------------------------------------  ============= ==================  ================== ============== =====================


(a)  Investment shares                        449,875            523,082           1,061,429          5,547               174,085
     Investments at cost                  $ 7,392,615        $ 6,067,998        $ 11,066,222       $ 47,718           $ 1,995,012

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                                                                                                      Salomon
                                                                                                    Salomon       Brothers/JNL
                                            S&P/JNL        S&P/JNL              S&P/JNL             Brothers/     U.S. Government
                                         Equity Growth  Moderate Growth      Very Aggressive       JNL Global        & Quality
                                          Portfolio I     Portfolio I      Growth Portfolio I    Bond Portfolio   Bond Portfolio
                                         -------------- ----------------  --------------------  ---------------  -----------------
ASSETS
Investments, at value (a)                  $ 5,701,263     $ 14,461,735           $ 1,102,118      $ 2,484,196        $ 9,857,127
Receivables:
   Investment securities sold                      254              667                    49              103             75,401
   Sub-account units sold                            -                -                     -              652              1,629
                                         -------------- ----------------  --------------------  ---------------  -----------------
TOTAL ASSETS                                 5,701,517       14,462,402             1,102,167        2,484,951          9,934,157
                                         -------------- ----------------  --------------------  ---------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                   -                -                     -              652              1,629
   Sub-account units redeemed                        -               11                     -                -             74,980
   Insurance fees due to Jackson National
      Life of New York                             254              656                    49              103                421
                                         -------------- ----------------  --------------------  ---------------  -----------------
TOTAL LIABILITIES                                  254              667                    49              755             77,030
                                         -------------- ----------------  --------------------  ---------------  -----------------
NET ASSETS (NOTE 6)                        $ 5,701,263     $ 14,461,735           $ 1,102,118      $ 2,484,196        $ 9,857,127
---------------------------------------  ============== ================  ====================  ===============  =================


(a)  Investment shares                         765,270        1,563,431               144,635          233,697            829,027
     Investments at cost                   $ 7,658,590     $ 16,673,209           $ 1,668,697      $ 2,454,722        $ 9,657,255



                                           T. Rowe Price/       T. Rowe Price/         T. Rowe
                                           JNL Established        JNL Mid-Cap         Price/JNL
                                          Growth Portfolio     Growth Portfolio    Value Portfolio
                                         --------------------  ------------------ ------------------
ASSETS
Investments, at value (a)                        $ 3,752,999         $ 4,314,576        $ 2,998,971
Receivables:
   Investment securities sold                            151                 175                128
   Sub-account units sold                                  -                   -                  -
                                         --------------------  ------------------ ------------------
TOTAL ASSETS                                       3,753,150           4,314,751          2,999,099
                                         --------------------  ------------------ ------------------

LIABILITIES
Payables:
   Investment securities purchased                         -                   -                  -
   Sub-account units redeemed                              -                   -                  -
   Insurance fees due to Jackson National
      Life of New York                                   151                 175                128
                                         --------------------  ------------------ ------------------
TOTAL LIABILITIES                                        151                 175                128
                                         --------------------  ------------------ ------------------
NET ASSETS (NOTE 6)                              $ 3,752,999         $ 4,314,576        $ 2,998,971
---------------------------------------  ====================  ================== ==================


(a)  Investment shares                               292,062             239,035            325,268
     Investments at cost                         $ 4,850,800         $ 5,221,867        $ 3,512,849

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                     AIM/JNL        AIM/JNL             AIM/          Alger/JNL       Alliance
                                                    Large Cap    Premier Equity    JNL Small Cap       Growth        Capital/JNL
                                                Growth Portfolio  II Portfolio    Growth Portfolio    Portfolio    Growth Portfolio
                                                ---------------- ---------------  ----------------  ------------- ------------------
INVESTMENT INCOME
   Dividends                                                $ -             $ -               $ -            $ -                $ -
                                                ---------------- ---------------  ----------------  ------------- ------------------

EXPENSES
   Insurance charges (Note 5)                             1,585           3,295             6,649         95,346             24,897
                                                ---------------- ---------------  ----------------  ------------- ------------------
TOTAL EXPENSES                                            1,585           3,295             6,649         95,346             24,897
                                                ---------------- ---------------  ----------------  ------------- ------------------
NET INVESTMENT LOSS                                      (1,585)         (3,295)           (6,649)       (95,346)           (24,897)
                                                ---------------- ---------------  ----------------  ------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  336             900                56              -                  -
   Investments                                          (12,365)        (16,093)          (43,664)      (975,881)          (506,217)
Net change in unrealized
   depreciation on investments                          (20,318)        (56,726)         (122,126)    (1,839,338)          (146,711)
                                                ---------------- ---------------  ----------------  ------------- ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 (32,347)        (71,919)         (165,734)    (2,815,219)          (652,928)
                                                ---------------- ---------------  ----------------  ------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ (33,932)      $ (75,214)       $ (172,383)  $ (2,910,565)        $ (677,825)
----------------------------------------------  ================ ===============  ================  ============= ==================


                                                 Eagle/JNL        Eagle/JNL     First Trust/JNL   First Trust/JNL  First Trust/JNL
                                                Core Equity       SmallCap       Global Target        Target 25    Target Small-Cap
                                                 Portfolio    Equity Portfolio  15 Portfolio (a)    Portfolio (a)   Portfolio (a)
                                                ------------  ----------------  ----------------  ---------------  -----------------
INVESTMENT INCOME
   Dividends                                       $ 15,589               $ -               $ -              $ -                $ -
                                                ------------  ----------------  ----------------  ---------------  -----------------

EXPENSES
   Insurance charges (Note 5)                        30,518            32,760             3,588            3,885              3,969
                                                ------------  ----------------  ----------------  ---------------  -----------------
TOTAL EXPENSES                                       30,518            32,760             3,588            3,885              3,969
                                                ------------  ----------------  ----------------  ---------------  -----------------
NET INVESTMENT LOSS                                 (14,929)          (32,760)           (3,588)          (3,885)            (3,969)
                                                ------------  ----------------  ----------------  ---------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -                 -                 -                -                  -
   Investments                                     (122,052)          (51,442)            1,491           17,668             49,903
Net change in unrealized
   depreciation on investments                     (390,496)         (577,096)           (3,146)          (1,202)              (798)
                                                ------------  ----------------  ----------------  ---------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            (512,548)         (628,538)           (1,655)          16,466             49,105
                                                ------------  ----------------  ----------------  ---------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ (527,477)       $ (661,298)         $ (5,243)        $ 12,581           $ 45,136
----------------------------------------------  ============  ================  ================  ===============  =================

(a)  Inception date July 22, 2002.

See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                                First Trust/JNL    First Trust/JNL     Janus/JNL        Janus/JNL      Janus/JNL
                                                 The Dow Target    The S&P Target      Aggressive       Balanced        Capital
                                                10 Portfolio (a)  10 Portfolio (a)  Growth Portfolio    Portfolio   Growth Portfolio
                                                ----------------  ----------------  -----------------  -----------  ----------------
INVESTMENT INCOME
   Dividends                                                $ -               $ -                $ -     $ 93,201               $ -
                                                ----------------  ----------------  -----------------  -----------  ----------------

EXPENSES
   Insurance charges (Note 5)                             4,094             3,897            147,900       64,424           116,521
                                                ----------------  ----------------  -----------------  -----------  ----------------
TOTAL EXPENSES                                            4,094             3,897            147,900       64,424           116,521
                                                ----------------  ----------------  -----------------  -----------  ----------------
NET INVESTMENT LOSS                                      (4,094)           (3,897)          (147,900)      28,777          (116,521)
                                                ----------------  ----------------  -----------------  -----------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                 -                  -            -                 -
   Investments                                           61,211            (5,645)        (3,523,317)    (117,091)       (5,051,752)
Net change in unrealized
   depreciation on investments                            2,557            (8,432)          (594,396)    (299,005)        1,844,952
                                                ----------------  ----------------  -----------------  -----------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  63,768           (14,077)        (4,117,713)    (416,096)       (3,206,800)
                                                ----------------  ----------------  -----------------  -----------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 59,674         $ (17,974)      $ (4,265,613)  $ (387,319)     $ (3,323,321)
----------------------------------------------  ================  ================  =================  ===========  ================


                                                                    JPMorgan/           JPMorgan/       Lazard/JNL
                                               Janus/JNL          JNL Enhanced            JNL             Mid Cap       Lazard/JNL
                                                 Global           S&P 500 Stock       International        Value        Small Cap
                                           Equities Portfolio   Index Portfolio (a) Value Portfolio (b)  Portfolio   Value Portfolio
                                           -------------------  ------------------  ------------------  -----------  ---------------
INVESTMENT INCOME
   Dividends                                         $ 42,853                $ 10             $ 1,346      $ 1,793              $ 5
                                           -------------------  ------------------  ------------------  -----------  ---------------

EXPENSES
   Insurance charges (Note 5)                          90,121                  66                 113        8,432           12,002
                                           -------------------  ------------------  ------------------  -----------  ---------------
TOTAL EXPENSES                                         90,121                  66                 113        8,432           12,002
                                           -------------------  ------------------  ------------------  -----------  ---------------
NET INVESTMENT LOSS                                   (47,268)                (56)              1,233       (6,639)         (11,997)
                                           -------------------  ------------------  ------------------  -----------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                   -                   -        1,221            3,972
   Investments                                     (2,222,448)               (369)              2,629      (46,007)         (55,469)
Net change in unrealized
   depreciation on investments                         20,902                (113)             (1,683)     (80,417)        (190,428)
                                           -------------------  ------------------  ------------------  -----------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            (2,201,546)               (482)                946     (125,203)        (241,925)
                                           -------------------  ------------------  ------------------  -----------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ (2,248,814)             $ (538)            $ 2,179   $ (131,842)      $ (253,922)
-------------------------------------------===================  ==================  ==================  ===========  ===============

(a)  Inception date July 22, 2002.
(b)  Inception date September 30, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                           Mellon Capital   Mellon Capital    Mellon Capital     Mellon Capital     Mellon Capital
                                           Management/JNL   Management/JNL    Management/JNL     Management/JNL     Management/JNL
                                             Bond Index     International     S&P 400 Mid Cap     S&P 500 Index     Small Cap Index
                                            Portfolio (a) Index Portfolio (a) Index Portfolio (a) Portfolio (a)      Portfolio (a)
                                           -------------- ------------------  -----------------  ---------------  ------------------
INVESTMENT INCOME
   Dividends                                       $ 648                $ -            $ 1,249              $ -             $ 2,157
                                           -------------- ------------------  -----------------  ---------------  ------------------

EXPENSES
   Insurance charges (Note 5)                         43                  1                424              601                 434
                                           -------------- ------------------  -----------------  ---------------  ------------------
TOTAL EXPENSES                                        43                  1                424              601                 434
                                           -------------- ------------------  -----------------  ---------------  ------------------
NET INVESTMENT LOSS                                  605                 (1)               825             (601)              1,723
                                           -------------- ------------------  -----------------  ---------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            38                  -                  -                -                   -
   Investments                                         -               (104)              (323)            (491)               (429)
Net change in unrealized
   depreciation on investments                      (380)                 -                (12)          (1,571)             (3,051)
                                           -------------- ------------------  -----------------  ---------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (342)              (104)              (335)          (2,062)             (3,480)
                                           -------------- ------------------  -----------------  ---------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ 263             $ (105)             $ 490         $ (2,663)           $ (1,757)
-------------------------------------------============== ==================  =================  ===============  ==================

                                           Oppenheimer/JNL                        PIMCO/JNL         PPM America/       PPM America/
                                            Global Growth   Oppenheimer/JNL      Total Return       JNL Balanced     JNL High Yield
                                              Portfolio     Growth Portfolio    Bond Portfolio       Portfolio       Bond Portfolio
                                           --------------- -----------------  -----------------  -----------------  ----------------
INVESTMENT INCOME
   Dividends                                          $ -               $ -              $ 868          $ 153,903         $ 378,478
                                           --------------- -----------------  -----------------  -----------------  ----------------

EXPENSES
   Insurance charges (Note 5)                      15,825             8,768             39,622             78,147            63,398
                                           --------------- -----------------  -----------------  -----------------  ----------------
TOTAL EXPENSES                                     15,825             8,768             39,622             78,147            63,398
                                           --------------- -----------------  -----------------  -----------------  ----------------
NET INVESTMENT LOSS                               (15,825)           (8,768)           (38,754)            75,756           315,080
                                           --------------- -----------------  -----------------  -----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -                 -                392             62,898                 -
   Investments                                    (36,991)          (36,843)             9,778             82,838          (230,208)
Net change in unrealized
   depreciation on investments                   (225,382)         (120,022)           244,864           (429,977)          (51,159)
                                           --------------- -----------------  -----------------  -----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)          (262,373)         (156,865)           255,034           (284,241)         (281,367)
                                           --------------- -----------------  -----------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $ (278,198)       $ (165,633)         $ 216,280         $ (208,485)         $ 33,713
-------------------------------------------=============== =================  =================  =================  ================

(a)  Inception date July 22, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                             PPM America/    PPM America/                         Putnam/JNL        Putnam/JNL
                                              JNL Money       JNL Value       Putnam/JNL        International         Midcap
                                           Market Portfolio  Portfolio (b)  Equity Portfolio    Equity Portfolio  Growth Portfolio
                                           ---------------- -------------- ------------------  -----------------  ----------------
INVESTMENT INCOME
   Dividends                                      $ 63,609            $ -                $ -           $ 20,554               $ -
                                           ---------------- -------------- ------------------  -----------------  ----------------

EXPENSES
   Insurance charges (Note 5)                       87,970              7             53,064             34,251            16,708
                                           ---------------- -------------- ------------------  -----------------  ----------------
TOTAL EXPENSES                                      87,970              7             53,064             34,251            16,708
                                           ---------------- -------------- ------------------  -----------------  ----------------
NET INVESTMENT LOSS                                (24,361)            (7)           (53,064)           (13,697)          (16,708)
                                           ---------------- -------------- ------------------  -----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -              -                  -                  -                 -
   Investments                                      21,366              -           (785,326)          (779,198)         (143,910)
Net change in unrealized
   depreciation on investments                     (21,366)           (19)          (324,611)           227,404          (253,779)
                                           ---------------- -------------- ------------------  -----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  -            (19)        (1,109,937)          (551,794)         (397,689)
                                           ---------------- -------------- ------------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ (24,361)         $ (26)      $ (1,163,001)        $ (565,491)       $ (414,397)
-------------------------------------------================ ============== ==================  =================  ================


                                              Putnam/JNL       S&P/JNL             S&P/JNL          S&P/JNL         S&P/JNL Equity
                                             Value Equity    Aggressive         Conservative     Core Index 100       Aggressive
                                              Portfolio   Growth Portfolio I  Growth Portfolio I  Portfolio (a)   Growth Portfolio I
                                           -------------- ------------------  ------------------ ---------------  -----------------
INVESTMENT INCOME
   Dividends                                    $ 71,772           $ 52,524           $ 172,664             $ -              $ 919
                                           -------------- ------------------  ------------------ ---------------  -----------------

EXPENSES
   Insurance charges (Note 5)                    107,699             64,485             120,568             148             16,785
                                           -------------- ------------------  ------------------ ---------------  -----------------
TOTAL EXPENSES                                   107,699             64,485             120,568             148             16,785
                                           -------------- ------------------  ------------------ ---------------  -----------------
NET INVESTMENT LOSS                              (35,927)           (11,961)             52,096            (148)           (15,866)
                                           -------------- ------------------  ------------------ ---------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -                  -                   -               -                  -
   Investments                                  (519,250)          (306,975)           (281,157)              4            (90,190)
Net change in unrealized
   depreciation on investments                (1,302,544)          (639,951)           (498,289)            320           (230,593)
                                           -------------- ------------------  ------------------ ---------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)       (1,821,794)          (946,926)           (779,446)            324           (320,783)
                                           -------------- ------------------  ------------------ ---------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $ (1,857,721)        $ (958,887)         $ (727,350)          $ 176         $ (336,649)
-------------------------------------------============== ==================  ================== ===============  =================

(a)  Inception date July 22, 2002.
(b)  Inception date September 30, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                                                                                                   Salomon
                                                                                                  Salomon        Brothers/JNL
                                              S&P/JNL          S&P/JNL          S&P/JNL          Brothers/      U.S. Government
                                           Equity Growth   Moderate Growth  Very Aggressive      JNL Global        & Quality
                                            Portfolio I      Portfolio I   Growth Portfolio I  Bond Portfolio   Bond Portfolio
                                           --------------  --------------- ------------------ ---------------- -----------------
INVESTMENT INCOME
   Dividends                                     $ 7,029        $ 189,331              $ 961        $ 143,749         $ 340,000
                                           --------------  --------------- ------------------ ---------------- -----------------

EXPENSES
   Insurance charges (Note 5)                     93,582          203,482             20,835           32,507           110,358
                                           --------------  --------------- ------------------ ---------------- -----------------
TOTAL EXPENSES                                    93,582          203,482             20,835           32,507           110,358
                                           --------------  --------------- ------------------ ---------------- -----------------
NET INVESTMENT LOSS                              (86,553)         (14,151)           (19,874)         111,242           229,642
                                           --------------  --------------- ------------------ ---------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -                -                  -                -           108,877
   Investments                                (1,076,582)        (775,107)          (276,853)          13,599           170,904
Net change in unrealized
   depreciation on investments                  (658,813)      (1,166,637)          (121,377)          19,904           149,809
                                           --------------  --------------- ------------------ ---------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)       (1,735,395)      (1,941,744)          (398,230)          33,503           429,590
                                           --------------  --------------- ------------------ ---------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $ (1,821,948)    $ (1,955,895)        $ (418,104)       $ 144,745         $ 659,232
-------------------------------------------==============  =============== ================== ================ =================


                                              T. Rowe Price/        T. Rowe Price/          T. Rowe
                                             JNL Established         JNL Mid-Cap           Price/JNL
                                             Growth Portfolio      Growth Portfolio     Value Portfolio
                                           ---------------------  -------------------  ------------------
INVESTMENT INCOME
   Dividends                                            $ 4,497                  $ -               $ 185
                                           ---------------------  -------------------  ------------------

EXPENSES
   Insurance charges (Note 5)                            73,118               78,331              52,015
                                           ---------------------  -------------------  ------------------
TOTAL EXPENSES                                           73,118               78,331              52,015
                                           ---------------------  -------------------  ------------------
NET INVESTMENT LOSS                                     (68,621)             (78,331)            (51,830)
                                           ---------------------  -------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                    -               6,121
   Investments                                         (579,890)            (247,463)           (180,900)
Net change in unrealized
   depreciation on investments                         (891,506)          (1,239,548)           (518,886)
                                           ---------------------  -------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              (1,471,396)          (1,487,011)           (693,665)
                                           ---------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ (1,540,017)        $ (1,565,342)         $ (745,495)
-------------------------------------------=====================  ===================  ==================


See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                                   AIM/JNL           AIM/JNL           AIM/            Alger/JNL       Alliance
                                                  Large Cap       Premier Equity   JNL Small Cap        Growth        Capital/JNL
                                               Growth Portfolio    II Portfolio   Growth Portfolio     Portfolio   Growth Portfolio
                                               -----------------  -------------- ------------------  ------------ -----------------
OPERATIONS
   Net investment loss                                 $ (1,585)       $ (3,295)          $ (6,649)    $ (95,346)        $ (24,897)
   Net realized gain (loss) on investments              (12,029)        (15,193)           (43,608)     (975,881)         (506,217)
   Net change in unrealized
      depreciation on investments                       (20,318)        (56,726)          (122,126)   (1,839,338)         (146,711)
                                               -----------------  -------------- ------------------  ------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (33,932)        (75,214)          (172,383)   (2,910,565)         (677,825)
                                               -----------------  -------------- ------------------  ------------ -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                      116,937         163,947            479,098       307,457           159,223
   Value of units redeemed                               (1,136)         (1,922)            (2,765)     (304,148)          (78,912)
   Transfers between portfolios                          52,894          77,614            262,658      (940,157)          236,317
   Policyholder charges                                      (6)            (30)               (40)      (15,724)           (1,851)
                                               -----------------  -------------- ------------------  ------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                168,689         239,609            738,951      (952,572)          314,777
                                               -----------------  -------------- ------------------  ------------ -----------------

NET INCREASE (DECREASE) IN NET ASSETS                   134,757         164,395            566,568    (3,863,137)         (363,048)

NET ASSETS BEGINNING OF PERIOD                           35,901          71,649             39,024     8,799,285         1,656,857
                                               -----------------  -------------- ------------------  ------------ -----------------

NET ASSETS END OF PERIOD                              $ 170,658       $ 236,044          $ 605,592   $ 4,936,148       $ 1,293,809
---------------------------------------------  =================  ============== ==================  ============ =================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                    3,496           6,579              3,530       843,056           235,500

      Units Issued                                       27,592          51,717            129,376       138,655           346,595
      Units Redeemed                                     (8,429)        (26,441)           (53,506)     (262,554)         (316,731)
                                               -----------------  -------------- ------------------  ------------ -----------------

Units Outstanding at December 31, 2002                   22,659          31,855             79,400       719,157           265,364
                                               =================  ============== ==================  ============ =================


                                                                  Eagle/JNL     First Trust/JNL   First Trust/JNL   First Trust/JNL
                                              Eagle/JNL Core       SmallCap      Global Target       Target 25     Target Small-Cap
                                             Equity Portfolio  Equity Portfolio 15 Portfolio (a)   Portfolio (a)     Portfolio (a)
                                             ----------------  ---------------- ----------------  ---------------  ----------------
OPERATIONS
   Net investment loss                             $ (14,929)        $ (32,760)        $ (3,588)        $ (3,885)         $ (3,969)
   Net realized gain (loss) on investments          (122,052)          (51,442)           1,491           17,668            49,903
   Net change in unrealized
      depreciation on investments                   (390,496)         (577,096)          (3,146)          (1,202)             (798)
                                             ----------------  ---------------- ----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (527,477)         (661,298)          (5,243)          12,581            45,136
                                             ----------------  ---------------- ----------------  ---------------  ----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                   371,701           139,721          586,488          678,705           711,815
   Value of units redeemed                          (125,543)          (87,969)        (500,638)        (518,047)         (551,344)
   Transfers between portfolios                      255,169          (270,138)          12,856           66,905            64,309
   Policyholder charges                               (3,567)           (3,282)               -                -                 -
                                             ----------------  ---------------- ----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             497,760          (221,668)          98,706          227,563           224,780
                                             ----------------  ---------------- ----------------  ---------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                (29,717)         (882,966)          93,463          240,144           269,916

NET ASSETS BEGINNING OF PERIOD                     1,891,243         2,760,381                -                -                 -
                                             ----------------  ---------------- ----------------  ---------------  ----------------

NET ASSETS END OF PERIOD                         $ 1,861,526       $ 1,877,415         $ 93,463        $ 240,144         $ 269,916
---------------------------------------------================  ================ ================  ===============  ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001               187,720           244,620                -                -                 -

      Units Issued                                   182,060           113,705           59,657           73,499            75,068
      Units Redeemed                                (134,044)         (138,343)         (50,038)         (50,038)          (50,037)
                                             ----------------  ---------------- ----------------  ---------------  ----------------

Units Outstanding at December 31, 2002               235,736           219,982            9,619           23,461            25,031
                                             ================  ================ ================  ===============  ================

(a)  Inception date July 22, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                             First Trust/JNL    First Trust/JNL      Janus/JNL      Janus/JNL       Janus/JNL
                                              The Dow Target    The S&P Target      Aggressive      Balanced         Capital
                                             10 Portfolio (a)  10 Portfolio (a)  Growth Portfolio   Portfolio   Growth Portfolio
                                             ----------------  ----------------  ----------------  ------------ ----------------
OPERATIONS
   Net investment loss                              $ (4,094)         $ (3,897)       $ (147,900)     $ 28,777       $ (116,521)
   Net realized gain (loss) on investments            61,211            (5,645)       (3,523,317)     (117,091)      (5,051,752)
   Net change in unrealized
      depreciation on investments                      2,557            (8,432)         (594,396)     (299,005)       1,844,952
                                             ----------------  ----------------  ----------------  ------------ ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    59,674           (17,974)       (4,265,613)     (387,319)      (3,323,321)
                                             ----------------  ----------------  ----------------  ------------ ----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                   734,327           683,675           197,451       728,166          262,772
   Value of units redeemed                          (563,334)         (496,150)         (482,736)     (309,199)        (378,215)
   Transfers between portfolios                       70,758            65,227        (1,885,727)      277,492       (2,222,051)
   Policyholder charges                                    -                 -           (27,477)       (3,977)         (22,937)
                                             ----------------  ----------------  ----------------  ------------ ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             241,751           252,752        (2,198,489)      692,482       (2,360,431)
                                             ----------------  ----------------  ----------------  ------------ ----------------

NET INCREASE (DECREASE) IN NET ASSETS                301,425           234,778        (6,464,102)      305,163       (5,683,752)

NET ASSETS BEGINNING OF PERIOD                             -                 -        14,053,632     3,737,718       11,887,535
                                             ----------------  ----------------  ----------------  ------------ ----------------

NET ASSETS END OF PERIOD                           $ 301,425         $ 234,778       $ 7,589,530   $ 4,042,881      $ 6,203,783
---------------------------------------------================  ================  ================  ============ ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                     -                 -         1,555,292       391,638        1,262,399

      Units Issued                                    77,080            75,532           243,062       357,883          225,523
      Units Redeemed                                 (50,042)          (51,019)         (582,746)     (288,865)        (536,838)
                                             ----------------  ----------------  ----------------  ------------ ----------------

Units Outstanding at December 31, 2002                27,038            24,513         1,215,608       460,656          951,084
                                             ================  ================  ================  ============ ================


                                                                  JPMorgan/                          Lazard/JNL
                                              Janus/JNL         JNL Enhanced       JPMorgan/JNL       Mid Cap         Lazard/JNL
                                            Global Equities     S&P 500 Stock       International      Value          Small Cap
                                               Portfolio      Index Portfolio (a) Value Portfolio (b) Portfolio    Value Portfolio
                                            ---------------  ------------------- ------------------  -----------  ------------------
OPERATIONS
   Net investment loss                           $ (47,268)               $ (56)           $ 1,233     $ (6,639)          $ (11,997)
   Net realized gain (loss) on investments      (2,222,448)                (369)             2,629      (44,786)            (51,497)
   Net change in unrealized
      depreciation on investments                   20,902                 (113)            (1,683)     (80,417)           (190,428)
                                            ---------------  ------------------- ------------------  -----------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              (2,248,814)                (538)             2,179     (131,842)           (253,922)
                                            ---------------  ------------------- ------------------  -----------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                  38,284               22,149              4,921      460,398             481,187
   Value of units redeemed                        (289,186)                 (63)            (1,207)     (18,133)            (13,330)
   Transfers between portfolios                 (1,551,451)               5,347             53,778      112,832             681,877
   Policyholder charges                            (16,846)                   -                (15)        (961)               (185)
                                            ---------------  ------------------- ------------------  -----------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        (1,819,199)              27,433             57,477      554,136           1,149,549
                                            ---------------  ------------------- ------------------  -----------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS           (4,068,013)              26,895             59,656      422,294             895,627

NET ASSETS BEGINNING OF PERIOD                   8,504,970                    -                  -      151,515             128,000
                                            ---------------  ------------------- ------------------  -----------  ------------------

NET ASSETS END OF PERIOD                       $ 4,436,957             $ 26,895           $ 59,656    $ 573,809         $ 1,023,627
--------------------------------------------===============  =================== ==================  ===========  ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001             812,892                    -                  -       14,023              11,708

      Units Issued                                  68,359                5,185             14,331      112,259             191,956
      Units Redeemed                              (291,203)                (950)            (8,125)     (63,191)            (89,123)
                                            ---------------  ------------------- ------------------  -----------  ------------------

Units Outstanding at December 31, 2002             590,048                4,235              6,206       63,091             114,541
                                            ===============  =================== ==================  ===========  ==================

(a)  Inception date July 22, 2002.
(b)  Inception date September 30, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                            Mellon Capital     Mellon Capital      Mellon Capital     Mellon Capital Mellon Capital
                                            Management/JNL     Management/JNL      Management/JNL     Management/JNL Management/JNL
                                              Bond Index       International      S&P 400 Mid Cap      S&P 500 Index Small Cap Index
                                             Portfolio (a)   Index Portfolio (a) Index Portfolio (a)   Portfolio (a) Portfolio (a)
                                            ---------------  ------------------ -------------------  --------------- --------------
OPERATIONS
   Net investment loss                               $ 605                $ (1)              $ 825           $ (601)       $ 1,723
   Net realized gain (loss) on investments              38                (104)               (323)            (491)          (429)
   Net change in unrealized
      depreciation on investments                     (380)                  -                 (12)          (1,571)        (3,051)
                                            ---------------  ------------------ -------------------  --------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     263                (105)                490           (2,663)        (1,757)
                                            ---------------  ------------------ -------------------  --------------- --------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                   8,849                   -             182,238          235,730        203,443
   Value of units redeemed                               -                   -                  (3)              (3)            (3)
   Transfers between portfolios                     10,715                 105               3,584           24,447          4,348
   Policyholder charges                                  -                   -                   -                -              -
                                            ---------------  ------------------ -------------------  --------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            19,564                 105             185,819          260,174        207,788
                                            ---------------  ------------------ -------------------  --------------- --------------

NET INCREASE (DECREASE) IN NET ASSETS               19,827                   -             186,309          257,511        206,031

NET ASSETS BEGINNING OF PERIOD                           -                   -                   -                -              -
                                            ---------------  ------------------ -------------------  --------------- --------------

NET ASSETS END OF PERIOD                          $ 19,827                 $ -           $ 186,309        $ 257,511      $ 206,031
--------------------------------------------===============  ================== ===================  =============== ==============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                   -                   -                   -                -              -

      Units Issued                                   1,879                 300              22,667           36,733         26,734
      Units Redeemed                                     -                (300)               (643)          (3,348)          (627)
                                            ---------------  ------------------ -------------------  --------------- --------------

Units Outstanding at December 31, 2002               1,879                   -              22,024           33,385         26,107
                                            ===============  ================== ===================  =============== ==============


                                            Oppenheimer/JNL                    PIMCO/JNL     PPM America/     PPM America/
                                             Global Growth   Oppenheimer/JNL  Total Return   JNL Balanced    JNL High Yield
                                               Portfolio    Growth Portfolio Bond Portfolio    Portfolio     Bond Portfolio
                                            --------------  ---------------- --------------  -------------  ----------------
OPERATIONS
   Net investment loss                          $ (15,825)         $ (8,768)     $ (38,754)      $ 75,756         $ 315,080
   Net realized gain (loss) on investments        (36,991)          (36,843)        10,170        145,736          (230,208)
   Net change in unrealized
      depreciation on investments                (225,382)         (120,022)       244,864       (429,977)          (51,159)
                                            --------------  ---------------- --------------  -------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               (278,198)         (165,633)       216,280       (208,485)           33,713
                                            --------------  ---------------- --------------  -------------  ----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                260,436           174,480      1,514,179        497,165           651,347
   Value of units redeemed                        (20,491)          (39,056)      (141,007)      (469,360)         (215,458)
   Transfers between portfolios                   156,345            34,719      3,778,632        158,734           (58,220)
   Policyholder charges                              (202)             (159)          (431)       (16,338)           (4,588)
                                            --------------  ---------------- --------------  -------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          396,088           169,984      5,151,373        170,201           373,081
                                            --------------  ---------------- --------------  -------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS             117,890             4,351      5,367,653        (38,284)          406,794

NET ASSETS BEGINNING OF PERIOD                    806,988           441,046        400,167      5,081,560         4,339,474
                                            --------------  ---------------- --------------  -------------  ----------------

NET ASSETS END OF PERIOD                        $ 924,878         $ 445,397    $ 5,767,820    $ 5,043,276       $ 4,746,268
--------------------------------------------==============  ================ ==============  =============  ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001             88,751            46,925         40,952        450,600           446,538

      Units Issued                                166,930            78,694        726,466        273,681           426,552
      Units Redeemed                             (122,634)          (61,163)      (227,775)      (258,760)         (391,997)
                                            --------------  ---------------- --------------  -------------  ----------------

Units Outstanding at December 31, 2002            133,047            64,456        539,643        465,521           481,093
                                            ==============  ================ ==============  =============  ================

(a)  Inception date July 22, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002




                                               PPM America/       PPM America/   Putnam/JNL     Putnam/JNL         Putnam/JNL
                                                JNL Money          JNL Value       Equity      International          Midcap
                                             Market Portfolio    Portfolio (b)   Portfolio    Equity Portfolio   Growth Portfolio
                                            -------------------  -------------- ------------  -----------------  -----------------
OPERATIONS
   Net investment loss                               $ (24,361)           $ (7)   $ (53,064)         $ (13,697)         $ (16,708)
   Net realized gain (loss) on investments              21,366               -     (785,326)          (779,198)          (143,910)
   Net change in unrealized
      depreciation on investments                      (21,366)            (19)    (324,611)           227,404           (253,779)
                                            -------------------  -------------- ------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (24,361)            (26)  (1,163,001)          (565,491)          (414,397)
                                            -------------------  -------------- ------------  -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                     460,976           5,352      188,923            190,253            200,841
   Value of units redeemed                            (347,703)             (3)    (302,228)          (157,835)           (52,688)
   Transfers between portfolios                     (1,450,805)          2,218     (547,403)          (242,443)           (29,866)
   Policyholder charges                                 (9,943)              -      (13,528)            (6,222)            (2,103)
                                            -------------------  -------------- ------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            (1,347,475)          7,567     (674,236)          (216,247)           116,184
                                            -------------------  -------------- ------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS               (1,371,836)          7,541   (1,837,237)          (781,738)          (298,213)

NET ASSETS BEGINNING OF PERIOD                       6,939,258               -    4,856,100          2,724,000          1,200,665
                                            -------------------  -------------- ------------  -----------------  -----------------

NET ASSETS END OF PERIOD                           $ 5,567,422         $ 7,541  $ 3,018,863        $ 1,942,262          $ 902,452
--------------------------------------------===================  ============== ============  =================  =================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                 641,923               -      585,748            308,863            159,264

      Units Issued                                     802,324             691       90,566            408,193            127,765
      Units Redeemed                                  (928,831)              -     (190,446)          (436,353)          (116,120)
                                            -------------------  -------------- ------------  -----------------  -----------------

Units Outstanding at December 31, 2002                 515,416             691      485,868            280,703            170,909
                                            ===================  ============== ============  =================  =================


                                             Putnam/JNL        S&P/JNL            S&P/JNL          S&P/JNL         S&P/JNL Equity
                                            Value Equity     Aggressive        Conservative     Core Index 100       Aggressive
                                             Portfolio    Growth Portfolio I Growth Portfolio I  Portfolio (a)   Growth Portfolio I
                                            ------------- ------------------ ------------------ ---------------  -----------------
OPERATIONS
   Net investment loss                         $ (35,927)         $ (11,961)          $ 52,096          $ (148)         $ (15,866)
   Net realized gain (loss) on investments      (519,250)          (306,975)          (281,157)              4            (90,190)
   Net change in unrealized
      depreciation on investments             (1,302,544)          (639,951)          (498,289)            320           (230,593)
                                            ------------- ------------------ ------------------ ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            (1,857,721)          (958,887)          (727,350)            176           (336,649)
                                            ------------- ------------------ ------------------ ---------------  -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units               541,213          1,238,879          2,926,776          41,145            309,922
   Value of units redeemed                      (449,172)           (92,360)          (332,536)              -            (28,168)
   Transfers between portfolios               (1,526,159)           (30,404)         1,791,663           6,717            102,385
   Policyholder charges                          (17,576)            (5,629)            (1,256)              -             (3,009)
                                            ------------- ------------------ ------------------ ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                      (1,451,694)         1,110,486          4,384,647          47,862            381,130
                                            ------------- ------------------ ------------------ ---------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS         (3,309,415)           151,599          3,657,297          48,038             44,481

NET ASSETS BEGINNING OF PERIOD                 9,184,787          4,263,210          6,405,047               -          1,235,047
                                            ------------- ------------------ ------------------ ---------------  -----------------

NET ASSETS END OF PERIOD                     $ 5,875,372        $ 4,414,809       $ 10,062,344        $ 48,038        $ 1,279,528
--------------------------------------------============= ================== ================== ===============  =================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001           972,111            450,377            646,383               -            129,844

      Units Issued                               321,699            284,063            879,368           5,516             82,533
      Units Redeemed                            (506,691)          (163,172)          (405,902)              -            (38,051)
                                            ------------- ------------------ ------------------ ---------------  -----------------

Units Outstanding at December 31, 2002           787,119            571,268          1,119,849           5,516            174,326
                                            ============= ================== ================== ===============  =================

(a)  Inception date July 22, 2002.
(b)  Inception date September 30, 2002.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                                                                                                       Salomon
                                                                                                   Salomon          Brothers/JNL
                                              S&P/JNL          S&P/JNL          S&P/JNL           Brothers/        U.S. Government
                                            Equity Growth  Moderate Growth   Very Aggressive      JNL Global           & Quality
                                             Portfolio I     Portfolio I    Growth Portfolio I  Bond Portfolio      Bond Portfolio
                                            -------------  ---------------  ------------------  --------------- --------------------
OPERATIONS
   Net investment loss                         $ (86,553)       $ (14,151)          $ (19,874)       $ 111,242            $ 229,642
   Net realized gain (loss) on investments    (1,076,582)        (775,107)           (276,853)          13,599              279,781
   Net change in unrealized
      depreciation on investments               (658,813)      (1,166,637)           (121,377)          19,904              149,809
                                            -------------  ---------------  ------------------  --------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            (1,821,948)      (1,955,895)           (418,104)         144,745              659,232
                                            -------------  ---------------  ------------------  --------------- --------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units             2,234,727        4,886,612             202,971          217,811            1,403,538
   Value of units redeemed                      (278,335)        (561,126)            (51,566)        (121,078)            (486,948)
   Transfers between portfolios                 (213,388)       1,096,517            (184,868)         354,085            2,893,242
   Policyholder charges                          (12,968)          (5,399)             (3,274)          (1,311)             (13,358)
                                            -------------  ---------------  ------------------  --------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       1,730,036        5,416,604             (36,737)         449,507            3,796,474
                                            -------------  ---------------  ------------------  --------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS            (91,912)       3,460,709            (454,841)         594,252            4,455,706

NET ASSETS BEGINNING OF PERIOD                 5,793,175       11,001,026           1,556,959        1,889,944            5,401,421
                                            -------------  ---------------  ------------------  --------------- --------------------

NET ASSETS END OF PERIOD                     $ 5,701,263     $ 14,461,735         $ 1,102,118      $ 2,484,196          $ 9,857,127
--------------------------------------------=============  ===============  ==================  =============== ====================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001           629,958        1,128,991             174,264          170,660              488,773

      Units Issued                               808,669        1,651,507              97,752          135,549              782,722
      Units Redeemed                            (611,234)      (1,055,910)           (111,587)         (96,397)            (467,354)
                                            -------------  ---------------  ------------------  --------------- --------------------

Units Outstanding at December 31, 2002           827,393        1,724,588             160,429          209,812              804,141
                                            =============  ===============  ==================  =============== ====================


                                             T. Rowe Price/       T. Rowe Price/          T. Rowe
                                             JNL Established       JNL Mid-Cap           Price/JNL
                                            Growth Portfolio     Growth Portfolio     Value Portfolio
                                            ------------------  -------------------  ------------------
OPERATIONS
   Net investment loss                              $ (68,621)           $ (78,331)          $ (51,830)
   Net realized gain (loss) on investments           (579,890)            (247,463)           (174,779)
   Net change in unrealized
      depreciation on investments                    (891,506)          (1,239,548)           (518,886)
                                            ------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 (1,540,017)          (1,565,342)           (745,495)
                                            ------------------  -------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                    483,872              580,173             533,863
   Value of units redeemed                           (271,575)            (236,230)           (189,302)
   Transfers between portfolios                    (1,204,848)            (867,190)            262,737
   Policyholder charges                               (11,479)             (14,310)             (4,361)
                                            ------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (1,004,030)            (537,557)            602,937
                                            ------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS              (2,544,047)          (2,102,899)           (142,558)

NET ASSETS BEGINNING OF PERIOD                      6,297,046            6,417,475           3,141,529
                                            ------------------  -------------------  ------------------

NET ASSETS END OF PERIOD                          $ 3,752,999          $ 4,314,576         $ 2,998,971
--------------------------------------------==================  ===================  ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                589,978              495,035             300,675

      Units Issued                                    251,046              196,672             320,853
      Units Redeemed                                 (373,518)            (245,002)           (268,640)
                                            ------------------  -------------------  ------------------

Units Outstanding at December 31, 2002                467,506              446,705             352,888
                                            ==================  ===================  ==================

                     See notes to the financial statments.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                                   AIM/JNL           AIM/JNL          AIM/JNL         Alger/JNL        Alliance
                                              Large Cap Growth   Premier Equity   Small Cap Growth     Growth         Capital/JNL
                                                Portfolio (a)   II Portfolio (a)    Portfolio (a)     Portfolio    Growth Portfolio
                                              ----------------  ----------------  ----------------- ------------  -----------------
OPERATIONS
   Net investment income (loss)                         $ (20)           $ (127)             $ (32)  $ (142,244)         $ (17,025)
   Net realized gain (loss) on investments                  -                 3                  1     (774,956)           (83,577)
   Net change in unrealized appreciation
      (depreciation) on investments                       376             2,943              1,476     (676,026)          (104,721)
                                              ----------------  ----------------  ----------------- ------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        356             2,819              1,445   (1,593,226)          (205,323)
                                              ----------------  ----------------  ----------------- ------------  -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                     35,383            20,785             37,232    1,207,188            873,114
   Value of units redeemed                                  -                 -                  -     (539,349)           (37,789)
   Transfers between portfolios                           162            48,054                347   (2,007,202)           157,480
   Policyholder charges                                     -                (9)                 -      (22,878)              (661)
                                              ----------------  ----------------  ----------------- ------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               35,545            68,830             37,579   (1,362,241)           992,144
                                              ----------------  ----------------  ----------------- ------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                  35,901            71,649             39,024   (2,955,467)           786,821

NET ASSETS BEGINNING OF PERIOD                              -                 -                  -   11,754,752            870,036
                                              ----------------  ----------------  ----------------- ------------  -----------------

NET ASSETS END OF PERIOD                             $ 35,901          $ 71,649           $ 39,024  $ 8,799,285        $ 1,656,857
--------------------------------------------- ================  ================  ================= ============  =================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000                      -                 -                  -      971,767            111,099

      Units Issued                                      3,496             6,580              3,530      259,953            168,825
      Units Redeemed                                        -                (1)                 -     (388,664)           (44,424)
                                              ----------------  ----------------  ----------------- ------------  -----------------

Units Outstanding at December 31, 2001                  3,496             6,579              3,530      843,056            235,500
                                              ================  ================  ================= ============  =================


                                                               Eagle/JNL         Janus/JNL         Janus/JNL         Janus/JNL
                                            Eagle/JNL Core      SmallCap         Aggressive         Balanced           Capital
                                           Equity Portfolio  Equity Portfolio  Growth Portfolio     Portfolio      Growth Portfolio
                                           ---------------- -----------------  ----------------  ----------------  ----------------
OPERATIONS
   Net investment income (loss)                  $ (13,702)        $ (32,032)       $ (238,859)         $ 46,375        $ (213,174)
   Net realized gain (loss) on investments         (17,891)          (34,357)       (2,645,980)          (24,426)       (4,584,973)
   Net change in unrealized appreciation
      (depreciation) on investments               (146,402)          276,001        (4,490,773)         (113,664)       (4,456,209)
                                           ---------------- -----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                (177,995)          209,612        (7,375,612)          (91,715)       (9,254,356)
                                           ---------------- -----------------  ----------------  ----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                 550,721           437,350         1,551,683         1,778,028         1,525,310
   Value of units redeemed                        (151,271)         (152,056)       (1,181,404)         (113,935)         (708,666)
   Transfers between portfolios                     57,868           460,688        (2,337,142)          858,325        (1,601,180)
   Policyholder charges                            (10,089)           (8,784)          (51,177)           (1,789)          (25,256)
                                           ---------------- -----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           447,229           737,198        (2,018,040)        2,520,629          (809,792)
                                           ---------------- -----------------  ----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS              269,234           946,810        (9,393,652)        2,428,914       (10,064,148)

NET ASSETS BEGINNING OF PERIOD                   1,622,009         1,813,571        23,447,284         1,308,804        21,951,683
                                           ---------------- -----------------  ----------------  ----------------  ----------------

NET ASSETS END OF PERIOD                       $ 1,891,243       $ 2,760,381      $ 14,053,632       $ 3,737,718      $ 11,887,535
-------------------------------------------================ =================  ================  ================  ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000             138,938           172,564         1,779,698           129,621         1,361,578

      Units Issued                                  90,144           170,016           357,175           317,572           421,484
      Units Redeemed                               (41,362)          (97,960)         (581,581)          (55,555)         (520,663)
                                           ---------------- -----------------  ----------------  ----------------  ----------------

Units Outstanding at December 31, 2001             187,720           244,620         1,555,292           391,638         1,262,399
                                           ================ =================  ================  ================  ================

(a)  Inception date October 29, 2001.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                              Janus/JNL      Lazard/JNL       Lazard/JNL      Oppenheimer/JNL
                                           Global Equities  Mid Cap Value  Small Cap Value     Global Growth     Oppenheimer/JNL
                                              Portfolio     Portfolio (b)    Portfolio (b)     Portfolio (a)   Growth Portfolio (a)
                                           --------------- --------------  ---------------  -----------------  ------------------
OPERATIONS
   Net investment income (loss)                  $ (1,750)         $ 463            $ (19)          $ (4,704)           $ (1,776)
   Net realized gain (loss) on investments     (1,625,608)        14,530            6,889             (3,733)                (58)
   Net change in unrealized appreciation
      (depreciation) on investments            (1,913,930)        (8,564)           2,936             16,933               8,035
                                           --------------- --------------  ---------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             (3,541,288)         6,429            9,806              8,496               6,201
                                           --------------- --------------  ---------------  -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                 66,433         51,395           56,912            673,127             360,911
   Value of units redeemed                       (530,561)             -             (205)           (19,655)               (555)
   Transfers between portfolios                (1,892,192)        93,691           61,487            146,295              74,492
   Policyholder charges                           (21,403)             -                -             (1,275)                 (3)
                                           --------------- --------------  ---------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       (2,377,723)       145,086          118,194            798,492             434,845
                                           --------------- --------------  ---------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS          (5,919,011)       151,515          128,000            806,988             441,046

NET ASSETS BEGINNING OF PERIOD                 14,423,981              -                -                  -                   -
                                           --------------- --------------  ---------------  -----------------  ------------------

NET ASSETS END OF PERIOD                      $ 8,504,970      $ 151,515        $ 128,000          $ 806,988           $ 441,046
-------------------------------------------=============== ==============  ===============  =================  ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000          1,039,823              -                -                  -                   -

      Units Issued                                 52,266         14,023           11,728             99,798              48,372
      Units Redeemed                             (279,197)             -              (20)           (11,047)             (1,447)
                                           --------------- --------------  ---------------  -----------------  ------------------

Units Outstanding at December 31, 2001            812,892         14,023           11,708             88,751              46,925
                                           =============== ==============  ===============  =================  ==================

                                               PIMCO/JNL        PPM America/     PPM America/     PPM America/
                                              Total Return      JNL Balanced    JNL High Yield      JNL Money          Putnam/JNL
                                           Bond Portfolio (b)    Portfolio      Bond Portfolio  Market Portfolio    Equity Portfolio
                                           ------------------  ---------------  --------------- ----------------- ------------------
OPERATIONS
   Net investment income (loss)                      $ 8,637         $ 94,608        $ 334,577         $ 113,803          $ (83,644)
   Net realized gain (loss) on investments             9,790          134,003           (5,679)           46,401           (713,220)
   Net change in unrealized appreciation
      (depreciation) on investments                  (29,001)          79,387         (246,728)          (46,401)        (1,216,560)
                                           ------------------  ---------------  --------------- ----------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (10,574)         307,998           82,170           113,803         (2,013,424)
                                           ------------------  ---------------  --------------- ----------------- ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                    48,116        1,014,358        1,080,974         3,276,661            447,667
   Value of units redeemed                            (2,720)        (388,799)        (301,631)       (2,554,163)          (449,573)
   Transfers between portfolios                      365,345        1,084,646        1,313,292         2,041,182           (910,411)
   Policyholder charges                                    -          (17,082)         (14,150)         (147,663)           (18,823)
                                           ------------------  ---------------  --------------- ----------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             410,741        1,693,123        2,078,485         2,616,017           (931,140)
                                           ------------------  ---------------  --------------- ----------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                400,167        2,001,121        2,160,655         2,729,820         (2,944,564)

NET ASSETS BEGINNING OF PERIOD                             -        3,080,439        2,178,819         4,209,438          7,800,664
                                           ------------------  ---------------  --------------- ----------------- ------------------

NET ASSETS END OF PERIOD                           $ 400,167      $ 5,081,560      $ 4,339,474       $ 6,939,258        $ 4,856,100
-------------------------------------------==================  ===============  =============== ================= ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000                     -          292,695          234,345           390,287            695,321

      Units Issued                                    53,210          270,487          404,824         1,341,054            134,299
      Units Redeemed                                 (12,258)        (112,582)        (192,631)       (1,089,418)          (243,872)
                                           ------------------  ---------------  --------------- ----------------- ------------------

Units Outstanding at December 31, 2001                40,952          450,600          446,538           641,923            585,748
                                           ==================  ===============  =============== ================= ==================

(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                              Putnam/JNL      Putnam/JNL     Putnam/JNL         S&P/JNL              S&P/JNL
                                            International    Midcap Growth  Value Equity       Aggressive          Conservative
                                           Equity Portfolio    Portfolio      Portfolio     Growth Portfolio I   Growth Portfolio I
                                           ----------------  -------------  -------------  -------------------  -------------------
OPERATIONS
   Net investment income (loss)                  $ (18,775)     $ (12,269)     $ (29,112)            $ 73,567            $ 132,758
   Net realized gain (loss) on investments        (202,812)       (60,328)        (9,218)             103,402              174,074
   Net change in unrealized appreciation
      (depreciation) on investments               (476,372)      (137,740)      (573,269)            (743,302)            (519,127)
                                           ----------------  -------------  -------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                (697,959)      (210,337)      (611,599)            (566,333)            (212,295)
                                           ----------------  -------------  -------------  -------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                 660,535        813,017      1,497,077              946,011            3,224,092
   Value of units redeemed                        (128,447)       (58,513)      (551,269)            (120,048)            (308,610)
   Transfers between portfolios                    (94,126)       102,057      1,141,800             (312,456)             939,089
   Policyholder charges                             (4,507)        (1,343)       (16,770)              (4,709)              (9,625)
                                           ----------------  -------------  -------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           433,455        855,218      2,070,838              508,798            3,844,946
                                           ----------------  -------------  -------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS             (264,504)       644,881      1,459,239              (57,535)           3,632,651

NET ASSETS BEGINNING OF PERIOD                   2,988,504        555,784      7,725,548            4,320,745            2,772,396
                                           ----------------  -------------  -------------  -------------------  -------------------

NET ASSETS END OF PERIOD                       $ 2,724,000    $ 1,200,665    $ 9,184,787          $ 4,263,210          $ 6,405,047
-------------------------------------------================  =============  =============  ===================  ===================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000             266,204         54,727        751,954              399,096              259,894

      Units Issued                                 168,844        145,580        493,821              135,864              465,709
      Units Redeemed                              (126,185)       (41,043)      (273,664)             (84,583)             (79,220)
                                           ----------------  -------------  -------------  -------------------  -------------------

Units Outstanding at December 31, 2001             308,863        159,264        972,111              450,377              646,383
                                           ================  =============  =============  ===================  ===================


                                                                                                                       Salomon
                                             S&P/JNL Equity       S&P/JNL          S&P/JNL          S&P/JNL           Brothers/
                                               Aggressive      Equity Growth   Moderate Growth   Very Aggressive      JNL Global
                                           Growth Portfolio I   Portfolio I      Portfolio I    Growth Portfolio I  Bond Portfolio
                                           ------------------- --------------  --------------- ------------------ ------------------
OPERATIONS
   Net investment income (loss)                      $ 17,286       $ 70,134        $ 203,398           $ 22,294           $ 91,159
   Net realized gain (loss) on investments             23,943         99,837          280,152            109,814             20,901
   Net change in unrealized appreciation
      (depreciation) on investments                  (280,679)      (902,248)        (959,991)          (271,771)           (48,457)
                                           ------------------- --------------  --------------- ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (239,450)      (732,277)        (476,441)          (139,663)            63,603
                                           ------------------- --------------  --------------- ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                    132,426      2,559,199        7,051,490            631,995            437,894
   Value of units redeemed                            (26,969)      (402,759)        (466,683)           (55,010)          (118,992)
   Transfers between portfolios                       (22,143)       467,240          747,724            109,636            637,604
   Policyholder charges                                (2,704)       (25,461)          (7,837)            (2,622)            (4,111)
                                           ------------------- --------------  --------------- ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               80,610      2,598,219        7,324,694            683,999            952,395
                                           ------------------- --------------  --------------- ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                (158,840)     1,865,942        6,848,253            544,336          1,015,998

NET ASSETS BEGINNING OF PERIOD                      1,393,887      3,927,233        4,152,773          1,012,623            873,946
                                           ------------------- --------------  --------------- ------------------ ------------------

NET ASSETS END OF PERIOD                          $ 1,235,047    $ 5,793,175     $ 11,001,026        $ 1,556,959        $ 1,889,944
-------------------------------------------=================== ==============  =============== ================== ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000                124,653        350,150          374,272             96,855             81,785

      Units Issued                                     26,950        410,011          924,883             96,510            115,932
      Units Redeemed                                  (21,759)      (130,203)        (170,164)           (19,101)           (27,057)
                                           ------------------- --------------  --------------- ------------------ ------------------

Units Outstanding at December 31, 2001                129,844        629,958        1,128,991            174,264            170,660
                                           =================== ==============  =============== ================== ==================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                                 Salomon
                                               Brothers/JNL
                                             U.S. Government       T. Rowe Price/     T. Rowe Price/         T. Rowe
                                                 & Quality         JNL Established     JNL Mid-Cap          Price/JNL
                                              Bond Portfolio      Growth Portfolio   Growth Portfolio    Value Portfolio
                                           ---------------------  ------------------ -----------------  ------------------
OPERATIONS
   Net investment income (loss)                       $ 170,044           $ (75,577)        $ (89,732)           $ (4,027)
   Net realized gain (loss) on investments              192,969             (97,935)            3,113              (7,460)
   Net change in unrealized appreciation
      (depreciation) on investments                    (188,320)           (433,215)         (119,871)            (19,313)
                                           ---------------------  ------------------ -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      174,693            (606,727)         (206,490)            (30,800)
                                           ---------------------  ------------------ -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                    1,749,200             885,903         1,099,114           1,626,761
   Value of units redeemed                             (290,510)           (421,289)         (382,812)            (81,908)
   Transfers between portfolios                         890,743             724,596          (605,108)          1,233,991
   Policyholder charges                                  (5,252)            (17,294)          (12,416)             (1,133)
                                           ---------------------  ------------------ -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              2,344,181           1,171,916            98,778           2,777,711
                                           ---------------------  ------------------ -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                 2,518,874             565,189          (107,712)          2,746,911

NET ASSETS BEGINNING OF PERIOD                        2,882,547           5,731,857         6,525,187             394,618
                                           ---------------------  ------------------ -----------------  ------------------

NET ASSETS END OF PERIOD                            $ 5,401,421         $ 6,297,046       $ 6,417,475         $ 3,141,529
-------------------------------------------=====================  ================== =================  ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000                  270,579             466,612           476,086              35,883

      Units Issued                                      404,674             267,869           217,004             341,417
      Units Redeemed                                   (186,480)           (144,503)         (198,055)            (76,625)
                                           ---------------------  ------------------ -----------------  ------------------

Units Outstanding at December 31, 2001                  488,773             589,978           495,035             300,675
                                           =====================  ================== =================  ==================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account I (the "Separate Account") on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains fifty (50) Portfolios, each of which invests in the following series of mutual funds:

------------------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
AIM/JNL Large Cap Growth Fund                                 PPM America/JNL Balanced Fund
AIM/JNL Premier Equity II Fund                                PPM America/JNL High Yield Bond Fund
AIM/JNL Small Cap Growth Fund                                 PPM America/JNL Money Market Fund
Alger/JNL Growth Fund                                         PPM America/JNL Value Fund
Alliance Capital/JNL Growth Fund                              Putnam/JNL Equity Fund
Eagle/JNL Core Equity Fund                                    Putnam/JNL International Equity Fund
Eagle/JNL SmallCap Equity Fund                                Putnam/JNL Midcap Growth Fund
Janus/JNL Aggressive Growth Fund                              Putnam/JNL Value Equity Fund
Janus/JNL Balanced Fund                                       S&P/JNL Aggressive Growth Fund I
Janus/JNL Capital Growth Fund                                 S&P/JNL Conservative Growth Fund I
Janus/JNL Global Equities Fund                                S&P/JNL Core Index 100 Fund
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                S&P/JNL Core Index 50 Fund
JPMorgan/JNL International Value Fund                         S&P/JNL Core Index 75 Fund
Lazard/JNL Mid Cap Value Fund                                 S&P/JNL Equity Aggressive Growth Fund I
Lazard/JNL Small Cap Value Fund                               S&P/JNL Equity Growth Fund I
Mellon Capital Management/JNL Bond Index Fund                 S&P/JNL Moderate Growth Fund I
Mellon Capital Management/JNL International Index Fund        S&P/JNL Very Aggressive Growth Fund I
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund      Salomon Brothers/JNL Global Bond Fund
Mellon Capital Management/JNL S&P 500 Index Fund              Salomon Brothers/JNL U.S. Government & Quality Bond Fund
Mellon Capital Management/JNL Small Cap Index Fund            T. Rowe Price/JNL Established Growth Fund
Oppenheimer/JNL Global Growth Fund                            T. Rowe Price/JNL Mid-Cap Growth Fund
Oppenheimer/JNL Growth Fund                                   T. Rowe Price/JNL Value Fund
PIMCO/JNL Total Return Bond Fund

------------------------------------------------------------------------------------------------------------------------------
                            JNLNY VARIABLE FUND I LLC
First Trust/JNL Global Target 15 Fund                         First Trust/JNL The Dow Target 10 Fund
First Trust/JNL Target 25 Fund                                First Trust/JNL The S&P Target 10 Fund
First Trust/JNL Target Small-Cap Fund

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 - ORGANIZATION (CONTINUED)

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National Life Insurance Company, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the year ended December 31, 2002, contract maintenance charges were assessed in the amount of $49,945.

TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.

     This fee will be deducted from any contract values remaining in the portfolio(s)

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

TRANSFER FEE CHARGE (CONTINUED)

     from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the year ended December 31, 2002, transfer fee charges were assessed in the amount of $500.

SURRENDER OR CONTINGENT DEFERRED SALES CHARGE

     During the first longer contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the year ended December 31, 2002, surrender charges were assessed in the amount of $193,897.

INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

OPTIONAL BENEFIT CHARGES

     MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If you select this benefit option, Jackson National makes an additional deduction at an annual rate of 0.22% of the average daily net asset value of your allocation. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday. The mortality and expense risk charge is 0.12% lower than in the base contract to reflect the replacement of the standard death benefit with the Maximum Anniversary Value Death Benefit.

     EARNINGS PROTECTION BENEFIT CHARGE. If you select this benefit option, Jackson National will make an additional deduction that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     CONTRACT ENHANCEMENT CHARGE. If you select one of the contract enhancement benefits, then for a period of three to seven contract years, Jackson National will make an additional deduction based upon the average daily net asset value of your allocations to the portfolios. The amounts of these charges depend upon which of the contract enhancements you select and range from 0.395% to 0.65%.

     CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a contract enhancement benefit and then make a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

OPTIONAL BENEFIT CHARGES (CONTINUED)

     GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select this benefit, on a calendar quarter basis, Jackson National will deduct 0.10% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select this benefit, Jackson National will make an additional deduction of 0.35% on an annual basis of the average daily net asset value of your allocations to the portfolios. This charge will increase to 0.55% upon the first election of a "step-up". Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

     OPTIONAL DEATH BENEFIT CHARGES. If you select one of the three optional death benefits available under your Contract, Jackson National will deduct 0.15% or 0.25% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature (on the Perspective II base contract), Jackson National will deduct 0.30% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of your allocations to the portfolios.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2002, purchases and proceeds from sales of investments are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
                                                  Proceeds                                                          Proceeds
                                    Purchases     from Sales                                         Purchases      from Sales
AIM/JNL Large Cap Growth             $  238,528     $   71,088  PPM America/JNL Balanced              $ 3,185,677    $ 2,876,822
AIM/JNL Premier Equity II               483,619        246,405  PPM America/JNL High Yield Bond         4,536,552      3,848,391
AIM/JNL Small Cap Growth              1,229,435        497,077  PPM America/JNL Money Market            8,723,504     10,095,340
Alger/JNL Growth                      1,165,752      2,213,670  PPM America/JNL Value                       7,571             11
Alliance Capital/JNL Growth           1,998,326      1,708,446  Putnam/JNL Equity                         645,941      1,373,241
Eagle/JNL Core Equity                 1,699,578      1,216,747  Putnam/JNL International Equity         3,134,084      3,364,028
Eagle/JNL SmallCap Equity             1,177,806      1,432,234  Putnam/JNL Midcap Growth                  901,630        802,154
Janus/JNL Aggressive Growth           1,805,017      4,151,406  Putnam/JNL Value Equity                 2,883,852      4,371,473
Janus/JNL Balanced                    3,466,936      2,745,677  S&P/JNL Aggressive Growth I             2,548,102      1,449,577
Janus/JNL Capital Growth              1,649,121      4,126,073  S&P/JNL Conservative Growth I           8,351,330      3,914,587

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
                          JNL SERIES TRUST (CONTINUED)
                                                                    Proceeds
                                                     Purchases     from Sales
Janus/JNL Global Equities                             $  704,872    $ 2,571,339
JPMorgan/JNL Enhanced S&P 500 Stock Index                 32,444          5,067
JPMorgan/JNL International Value                         143,075         84,365
Lazard/JNL Mid Cap Value                               1,197,179        648,461
Lazard/JNL Small Cap Value                             2,099,712        958,188
Mellon Capital Management/JNL Bond Index                  20,250             43
Mellon Capital Management/JNL International Index          2,895          2,791
Mellon Capital Management/JNL S&P 400 Mid Cap Index      193,771          7,127
Mellon Capital Management/JNL S&P 500 Index              296,150         36,577
Mellon Capital Management/JNL Small Cap Index            216,546          7,035
Oppenheimer/JNL Global Growth                          1,443,019      1,062,756
Oppenheimer/JNL Growth                                   681,760        520,544
PIMCO/JNL Total Return Bond                            7,449,955      2,336,944
S&P/JNL Core Index 100                                    47,862            148
S&P/JNL Core Index 50                                          -              -
S&P/JNL Core Index 75                                          -              -
S&P/JNL Equity Aggressive Growth I                       699,383        334,119
S&P/JNL Equity Growth I                                6,639,483      4,996,000
S&P/JNL Moderate Growth I                             15,000,693      9,598,240
S&P/JNL Very Aggressive Growth I                         840,054        896,665
Salomon Brothers/JNL Global Bond                       1,647,416      1,086,667
Salomon Brothers/JNL U.S. Government & Quality Bond    9,595,407      5,460,414
T. Rowe Price/JNL Established Growth                   2,271,810      3,344,461
T. Rowe Price/JNL Mid-Cap Growth                       1,995,717      2,611,605
T. Rowe Price/JNL Value                                3,093,077      2,535,849

--------------------------------------------------------------------------------
                            JNLNY VARIABLE FUND I LLC
                                                                     Proceeds
                                                     Purchases     from Sales
First Trust/JNL Global Target 15 Fund                 $  599,344     $  504,226
First Trust/JNL Target 25 Fund                           745,609        521,931
First Trust/JNL Target Small-Cap Fund                    776,124        555,313
First Trust/JNL The Dow Target 10 Fund                   805,085        567,428
First Trust/JNL The S&P Target 10 Fund                   757,422        508,567


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES

     The following is a summary of insurance charges for the period ended December 31, 2002:



                                 AIM/                 AIM/                AIM/                                Alliance
                             JNL Large Cap         JNL Premier       JNL Small Cap        Alger/JNL          Capital/JNL
                           Growth Portfolio     Equity II Portfolio Growth Portfolio  Growth Portfolio    Growth Portfolio
                          --------------------  ------------------  ----------------- ------------------  ------------------
M&E CLASS

         1.400                             40                  11                 23                 10                   2
         1.650                              -                   -                  9                  -                   -
         1.700                             10                   -                  -                  -                   -
         1.795                              -                   -                  -                  -                   -
         1.800                              -                   -                  -                  -                   -
         1.820                              -                   -                  -                  -                   -
         1.825                              -                   -                  -                  -                   -
         1.960                              6                   -                  -                 22                   -
         2.095                              -                   -                  -                  -                   -
         2.300                              -                   -                  1                  -                  40
         2.450                              -                   5                  -                  -                   -

PERSPECTIVE
 Standard Benefit                         666               1,056              2,320             89,022              16,452
 Contract Enhancement
    Benefit *                             863               2,223              4,296              6,292               8,403
                          --------------------  ------------------  ----------------- ------------------  ------------------

         Total                          1,585               3,295              6,649             95,346              24,897
                          ====================  ==================  ================= ==================  ==================


                                                 Eagle/JNL      First Trust/JNL    First Trust/JNL    First Trust/JNL
                           Eagle/JNL Core         SmallCap       Global Target        Target 25       Target Small-Cap
                          Equity Portfolio    Equity Portfolio    15 Portfolio        Portfolio          Portfolio
                         -------------------  ----------------- ----------------- ------------------  -----------------
M&E CLASS

         1.400                            -                  -                 1                  -                  -
         1.650                            -                  -             3,488              3,625              3,699
         1.700                            -                  -                 -                  -                  -
         1.795                            -                  -                 -                  -                  -
         1.800                            4                  -                 -                  -                  -
         1.820                            3                  -                 -                  -                  -
         1.825                            -                  -                 -                  -                  -
         1.960                           36                  8                28                201                216
         2.095                            -                  -                28                  -                  -
         2.300                           70                 12                22                 14                 14
         2.450                            -                  -                 -                 13                 17

PERSPECTIVE
 Standard Benefit                    19,344             27,006                 -                  9                  -
 Contract Enhancement
    Benefit *                        11,061              5,734                21                 23                 23
                         -------------------  ----------------- ----------------- ------------------  -----------------

         Total                       30,518             32,760             3,588              3,885              3,969
                         ===================  ================= ================= ==================  =================


                          First Trust/JNL     First Trust/JNL
                           The Dow Taget       The S&P Target
                            10 Portfolio        10 Portfolio
                         -------------------  -----------------
M&E CLASS

         1.400                           68                  3
         1.650                        3,736              3,629
         1.700                            -                  -
         1.795                            -                  -
         1.800                            -                  -
         1.820                            -                  -
         1.825                            -                  -
         1.960                          203                202
         2.095                           29                 26
         2.300                           27                 13
         2.450                            -                  -

PERSPECTIVE
 Standard Benefit                         8                  1
 Contract Enhancement
    Benefit *                            23                 23
                         -------------------  -----------------

         Total                        4,094              3,897
                         ===================  =================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES

     The  following  is a summary of  insurance  charges  for the  period  ended
     December 31, 2002:


                                                                                                      JPMorgan/
                            Janus/JNL         Janus/JNL         Janus/JNL         Janus/JNL          JNL Enhanced
                            Aggressive         Balanced          Capital           Global           S&P 500 Stock
                         Growth Portfolio     Portfolio      Growth Portfolio  Equities Portfolio  Index Portfolio
                        ------------------- ---------------  ----------------  ----------------    -----------------
M&E CLASS

        1.400                            2              45                 -                 -                   20
        1.650                            -              10                 -                 -                    -
        1.700                            -               -                11                 -                    -
        1.795                            -               -                 -                 -                    -
        1.800                            -             141                 -                 -                    2
        1.820                            -               -                 -                 -                    -
        1.825                            -               -                 -                 -                    -
        1.960                           11              48                 3                 -                    -
        2.095                            -               -                 7                 -                    -
        2.300                            -              37                 -                 -                   30
        2.450                            -               3                 -                 -                    -

PERSPECTIVE
 Standard Benefit                  140,532          43,069           109,999            90,121                   14
 Contract Enhancement
    Benefit *                        7,355          21,071             6,501                 -                    -
                        ------------------- ---------------  ----------------  ----------------    -----------------

        Total                      147,900          64,424           116,521            90,121                   66
                        =================== ===============  ================  ================    =================

                                                                                     Mellon Capital      Mellon Capital
                           JPMorgan/JNL         Lazard/JNL         Lazard/JNL        Management/JNL      Management/JNL
                          International           Mid Cap           Small Cap          Bond Index        International
                         Value Portfolio      Value Portfolio    Value Portfolio        Portfolio       Index Portfolio
                        -------------------  ------------------ ------------------  ------------------ -------------------
M&E CLASS

        1.400                            -                   3                 30                  19                   -
        1.650                            -                   9                  -                   -                   -
        1.700                            -                   -                  -                   -                   -
        1.795                            -                   -                  -                   -                   -
        1.800                            -                   -                  4                   4                   -
        1.820                            -                  23                  -                   -                   -
        1.825                            -                   -                  -                   -                   -
        1.960                            2                  24                 11                   -                   -
        2.095                            -                  48                 28                   -                   -
        2.300                           12                   -                 83                   5                   -
        2.450                            -                  25                 25                   -                   -

PERSPECTIVE
 Standard Benefit                       99               2,783              6,806                  15                   1
 Contract Enhancement
    Benefit *                            -               5,517              5,015                   -                   -
                        -------------------  ------------------ ------------------  ------------------ -------------------

        Total                          113               8,432             12,002                  43                   1
                        ===================  ================== ==================  ================== ===================

                          Mellon Capital        Mellon Capital
                          Management/JNL        Management/JNL
                          S&P 400 Mid Cap          S&P 500
                          Index Portfolio      Index Portfolio
                        --------------------  -------------------
M&E CLASS

        1.400                             7                   53
        1.650                            18                   18
        1.700                             -                    -
        1.795                             -                    -
        1.800                             -                    -
        1.820                             -                    -
        1.825                             -                    -
        1.960                           371                  393
        2.095                             -                   46
        2.300                            18                   55
        2.450                             -                    -

PERSPECTIVE
 Standard Benefit                         8                   34
 Contract Enhancement
    Benefit *                             2                    2
                        --------------------  -------------------

        Total                           424                  601
                        ====================  ===================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES

     The  following  is a summary of  insurance  charges  for the  period  ended
     December 31, 2002:

                          Mellon Capital
                          Management/JNL      Oppenheimer/JNL                           PIMCO/JNL         PPM America/
                             Small Cap         Global Growth     Oppenheimer/JNL      Total Return        JNL Balanced
                          Index Portfolio        Portfolio       Growth Portfolio    Bond Portfolio         Portfolio
                        -------------------- ------------------  -----------------  ------------------  ------------------
M&E CLASS

        1.400                             5                 25                  -                 109                  27
        1.650                            18                  -                  -                  64                   -
        1.700                             -                  -                  -                  20                   -
        1.795                             -                  -                  -                  12                   -
        1.800                             -                  2                  -                 188                   -
        1.820                             -                  -                  -                 101                  14
        1.825                             -                  -                  -                   -                   -
        1.960                           368                 31                  3                  97                  50
        2.095                             -                  -                  -                 210                   -
        2.300                            19                152                  2                 804                 115
        2.450                            13                 13                  3                 269                   -

PERSPECTIVE
 Standard Benefit                         9              4,828              2,642              19,041              60,082
 Contract Enhancement
    Benefit *                             2             10,774              6,118              18,707              17,859
                        -------------------- ------------------  -----------------  ------------------  ------------------

        Total                           434             15,825              8,768              39,622              78,147
                        ==================== ==================  =================  ==================  ==================

                           PPM America/         PPM America/       PPM America/                              Putnam/JNL
                          JNL High Yield          JNL Money          JNL Value          Putnam/JNL         International
                          Bond Portfolio      Market Portfolio       Portfolio       Equity Portfolio     Equity Portfolio
                        --------------------  ------------------ ------------------  ------------------  -------------------
M&E CLASS

        1.400                            25                   -                  -                   -                   13
        1.650                             -                  38                  -                   -                    -
        1.700                             -                   -                  -                   -                    -
        1.795                             -                   -                  -                   -                    -
        1.800                            73                   -                  -                   -                   72
        1.820                           115                   -                  -                   -                    -
        1.825                             -                   -                  -                   -                    -
        1.960                            52                  83                  3                   -                    3
        2.095                             -                   -                  -                  20                    -
        2.300                             1                  84                  -                   -                    -
        2.450                           132                   -                  -                   -                    -

PERSPECTIVE
 Standard Benefit                    46,345              70,196                  2              50,127               29,463
 Contract Enhancement
    Benefit *                        16,655              17,569                  2               2,917                4,700
                        --------------------  ------------------ ------------------  ------------------  -------------------

        Total                        63,398              87,970                  7              53,064               34,251
                        ====================  ================== ==================  ==================  ===================


                           Putnam/JNL          Putnam/JNL
                             Midcap           Value Equity
                        Growth Portfolio       Portfolio
                        ------------------  -----------------
M&E CLASS

        1.400                          24                 12
        1.650                           -                  -
        1.700                           -                  -
        1.795                           -                  -
        1.800                           3                  5
        1.820                           -                 35
        1.825                           -                  -
        1.960                          10                  3
        2.095                           -                 47
        2.300                           -                  9
        2.450                           -                  -

PERSPECTIVE
 Standard Benefit                   8,806             88,566
 Contract Enhancement
    Benefit *                       7,865             19,022
                        ------------------  -----------------

        Total                      16,708            107,699
                        ==================  =================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES

     The  following  is a summary of  insurance  charges  for the  period  ended
     December 31, 2002:


                              S&P/JNL             S&P/JNL             S&P/JNL         S&P/JNL Equity
                            Aggressive         Conservative         Core Index          Aggressive        S&P/JNL Equity
                        Growth Portfolio I   Growth Portfolio I    100 Portfolio    Growth Portfolio I   Growth Portfolio I
                        -------------------- ------------------  ------------------ -------------------  ------------------
M&E CLASS

        1.400                         1,221                238                   6                   2                  31
        1.650                             -                418                   -                   -                   -
        1.700                             -                 48                   -                   -                   -
        1.795                             -                  -                   -                   -                   -
        1.800                             1                412                   -                   -                 547
        1.820                             -                  2                  57                   -                  26
        1.825                             -                  -                   -                   -                   -
        1.960                           443              1,162                   -                 192                 575
        2.095                            85                440                   -                   -                   -
        2.300                           240              1,241                  72                   1                   1
        2.450                             -                  -                   1                   -                   -

PERSPECTIVE
 Standard Benefit                    46,227             70,874                  12              14,045              47,863
 Contract Enhancement
    Benefit *                        16,268             45,733                   -               2,545              44,539
                        -------------------- ------------------  ------------------ -------------------  ------------------

        Total                        64,485            120,568                 148              16,785              93,582
                        ==================== ==================  ================== ===================  ==================

                                                                                          Salomon
                                                                      Salomon          Brothers/JNL
                              S&P/JNL              S&P/JNL           Brothers/        U.S. Government      T. Rowe Price/
                             Moderate          Very Aggressive       JNL Global          & Quality        JNL Established
                        Growth Portfolio I    Growth Portfolio I   Bond Portfolio     Bond Portfolio      Growth Portfolio
                        --------------------  ------------------  -----------------  ------------------  -------------------
M&E CLASS

        1.400                           616                   -                 11                  95                   18
        1.650                             -                   -                  -                  50                    9
        1.700                             -                   -                  -                   -                    -
        1.795                            20                   -                  -                   -                    -
        1.800                           161                   -                  -                 153                    -
        1.820                            25                   -                  -               1,724                    -
        1.825                             -                   -                  -                   -                    -
        1.960                         1,222                  88                189                  68                   20
        2.095                            42                   -                  -                   -                    -
        2.300                         2,262                 194                  -                 425                    -
        2.450                             -                   -                  -                  52                    -

PERSPECTIVE
 Standard Benefit                    93,760              12,806             23,574              73,879               60,229
 Contract Enhancement
    Benefit *                       105,374               7,747              8,733              33,912               12,842
                        --------------------  ------------------  -----------------  ------------------  -------------------

        Total                       203,482              20,835             32,507             110,358               73,118
                        ====================  ==================  =================  ==================  ===================


                         T. Rowe Price/          T. Rowe
                           JNL Mid-Cap          Price/JNL
                        Growth Portfolio     Value Portfolio
                        ------------------  ------------------
M&E CLASS

        1.400                          21                  40
        1.650                           -                   1
        1.700                           -                  22
        1.795                           -                   -
        1.800                           -                 140
        1.820                           2                   4
        1.825                           -                   -
        1.960                          41                  22
        2.095                           -                  21
        2.300                          83                   -
        2.450                          13                  51

PERSPECTIVE
 Standard Benefit                  66,075              30,943
 Contract Enhancement
    Benefit *                      12,096              20,771
                        ------------------  ------------------

        Total                      78,331              52,015
                        ==================  ==================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS

     The following is a summary of accumulation unit values as of December 31, 2002:

                              AIM/               AIM/              AIM/                                Alliance
                          JNL Large Cap      JNL Premier       JNL Small Cap        Alger/JNL         Capital/JNL
                        Growth Portfolio  Equity II Portfolio Growth Portfolio    Growth Portfolio   Growth Portfolio
                        ------------------  ---------------  ------------------  -----------------  ----------------
M&E CLASS

        1.400                    8.043328         7.801655            8.293704          12.632081          7.727627
        1.650                           -                -            8.269257                  -                 -
        1.700                    8.014604                -                   -                  -                 -
        1.795                           -                -                   -                  -                 -
        1.800                           -                -                   -                  -                 -
        1.820                           -                -                   -                  -                 -
        1.825                    7.987771                -                   -          12.131009                 -
        1.960                           -                -                   -                  -                 -
        2.095                           -                -            8.213547          11.880599          7.398434
        2.300                           -         7.705924                   -                  -                 -
        2.450

PERSPECTIVE
 Standard Benefit                7.547329         7.801655            7.923624           6.920658          4.485940
 Contract Enhancement
    Benefit *                    7.228892         7.171364            7.374499           5.745187          5.914678



                                                 Eagle/JNL         First Trust/JNL     First Trust/JNL    First Trust/JNL
                          Eagle/JNL Core         SmallCap           Global Target         Target 25       Target Small-Cap
                         Equity Portfolio    Equity Portfolio       15 Portfolio          Portfolio          Portfolio
                        -------------------- ------------------  --------------------  ----------------  -------------------
M&E CLASS

        1.400                             -                  -              9.683939         10.283153            10.837362
        1.650                             -                  -              9.668954         10.254650            10.810574
        1.700                             -                  -                     -                 -                    -
        1.795                             -                  -                     -                 -                    -
        1.800                     13.017338                  -              9.669595         10.254955                    -
        1.820                     13.001053                  -                     -                 -                    -
        1.825                     12.885883          11.686093              9.655762         10.240295            10.795668
        1.960                             -                  -              9.649969                 -                    -
        2.095                     12.614051          11.438641              9.641049         10.222460            10.778106
        2.300                             -                  -                     -         10.218284            10.772237
        2.450

PERSPECTIVE
 Standard Benefit                  8.134044           8.759987             10.108930         10.150521            10.503766
 Contract Enhancement
    Benefit *                      7.212857           7.343036             10.097905         10.138888            10.492586


                         First Trust/JNL    First Trust/JNL
                          The Dow Taget     The S&P Target
                          10 Portfolio       10 Portfolio
                        ------------------  ----------------
M&E CLASS

        1.400                   11.159160          9.639856
        1.650                   11.138174          9.619349
        1.700                           -                 -
        1.795                           -                 -
        1.800                   11.140301                 -
        1.820                           -                 -
        1.825                   11.122761          9.605947
        1.960                   11.116250          9.600414
        2.095                   11.104801          9.589985
        2.300                           -                 -
        2.450

PERSPECTIVE
 Standard Benefit               11.477618          9.074024
 Contract Enhancement
    Benefit *                   11.464126          9.063773

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS

     The following is a summary of accumulation unit values as of December 31, 2002:


                                                                                                           JPMorgan/
                            Janus/JNL         Janus/JNL           Janus/JNL           Janus/JNL          JNL Enhanced
                            Aggressive         Balanced            Capital             Global            S&P 500 Stock
                         Growth Portfolio     Portfolio       Growth Portfolio    Equities Portfolio    Index Portfolio
                         ----------------- -----------------  ------------------  ------------------  --------------------
M&E CLASS

        1.400                   17.752307          8.424101                   -                   -              5.963835
        1.650                           -          8.368208                   -                   -                     -
        1.700                           -          8.357045           13.192460                   -                     -
        1.795                           -                 -                   -                   -                     -
        1.800                           -          8.334777                   -                   -              5.878651
        1.820                           -                 -                   -                   -                     -
        1.960                   17.011265          8.298334           12.933650                   -                     -
        2.095                           -                 -           12.800844                   -                     -
        2.300                           -          8.224908                   -                   -              5.768271
        2.450                           -          8.191460                   -                   -                     -

PERSPECTIVE
 Standard Benefit                6.279575          8.760626            6.637011            7.519648             10.640831
 Contract Enhancement
    Benefit *                    5.542444          8.851790            5.104600                   -             10.629286


                                                                                  Mellon Capital       Mellon Capital
                           JPMorgan/JNL        Lazard/JNL         Lazard/JNL      Management/JNL       Management/JNL
                          International         Mid Cap           Small Cap         Bond Index         International
                         Value Portfolio    Value Portfolio    Value Portfolio       Portfolio        Index Portfolio
                        ------------------- -----------------  ----------------- ------------------  -------------------
M&E CLASS

        1.400                            -         11.031599           9.395498          10.711162                    -
        1.650                            -         10.898586                  -                  -                    -
        1.700                            -         10.872314                  -                  -                    -
        1.795                            -                 -                  -                  -                    -
        1.800                            -                 -           9.215482          10.669492                    -
        1.820                            -         10.809437                  -                  -                    -
        1.960                     6.131124         10.736602           9.144434                  -                    -
        2.095                            -         10.666542           9.084990                  -                    -
        2.300                     6.031073                 -           8.995346          10.618420                    -
        2.450                            -         10.485075           8.930386                  -                    -

PERSPECTIVE
 Standard Benefit                10.140477          9.197975           8.998926          10.117737            10.309147
 Contract Enhancement
    Benefit *                    10.129398          8.876363           8.791293          10.106532            10.297913


                          Mellon Capital      Mellon Capital
                          Management/JNL      Management/JNL
                         S&P 400 Mid Cap         S&P 500
                         Index Portfolio     Index Portfolio
                        -------------------  -----------------
M&E CLASS

        1.400                     8.491229           7.685664
        1.650                     8.470990           7.667767
        1.700                            -                  -
        1.795                            -                  -
        1.800                            -                  -
        1.820                            -                  -
        1.960                     8.445798           7.644967
        2.095                            -           7.635065
        2.300                     8.431162           7.620310
        2.450                            -                  -

PERSPECTIVE
 Standard Benefit                10.431487          10.617884
 Contract Enhancement
    Benefit *                    10.419658          10.605462


* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS

     The following is a summary of accumulation unit values as of December 31, 2002:


                          Mellon Capital
                          Management/JNL      Oppenheimer/JNL                            PIMCO/JNL         PPM America/
                             Small Cap         Global Growth      Oppenheimer/JNL      Total Return        JNL Balanced
                          Index Portfolio        Portfolio       Growth Portfolio     Bond Portfolio        Portfolio
                        -------------------- ------------------  ------------------ -------------------- -----------------
M&E CLASS

        1.400                      7.914604           7.033683                   -            13.124834         17.569209
        1.650                      7.895487           7.004501                   -            12.967122                 -
        1.700                             -                  -                   -            12.935950                 -
        1.795                             -                  -                   -            12.876608                 -
        1.800                             -           6.992634                   -            12.873462                 -
        1.820                             -           6.984641            6.825809            12.861005         17.014678
        1.960                      7.872088           6.968421            6.810348            12.774862         16.832629
        2.095                             -                  -                   -            12.691108                 -
        2.300                      7.856490           6.928890            6.770113            12.565739         16.402339
        2.450                      7.835213           6.911561            6.754412            12.475080                 -

PERSPECTIVE
 Standard Benefit                 10.529964           7.034003            6.981291            10.494459         11.096203
 Contract Enhancement
    Benefit *                     10.517941           6.902727            6.870691            10.442995          9.751387



                           PPM America/         PPM America/         PPM America/                            Putnam/JNL
                          JNL High Yield          JNL Money           JNL Value           Putnam/JNL       International
                          Bond Portfolio      Market Portfolio        Portfolio        Equity Portfolio   Equity Portfolio
                       ---------------------  ------------------  -------------------  ------------------ -----------------
M&E CLASS

        1.400                     13.247281                   -                    -                   -          9.272140
        1.650                             -           12.191859                    -                   -                 -
        1.700                     12.947321                   -                    -                   -                 -
        1.795                             -                   -                    -                   -                 -
        1.800                     12.848741                   -                    -                   -          8.993210
        1.820                     12.829216                   -            10.919325                   -                 -
        1.960                     12.690101           11.906894            10.915943                   -          8.883618
        2.095                     12.567132                   -                    -           13.693344                 -
        2.300                     12.361288           11.601511                    -                   -                 -
        2.450                     12.226651                   -                    -                   -                 -

PERSPECTIVE
 Standard Benefit                  9.748270           10.964243            10.930421            6.208732          6.910248
 Contract Enhancement
    Benefit *                      9.900733            9.964926            10.919325            6.043909          6.846033


                           Putnam/JNL          Putnam/JNL
                             Midcap           Value Equity
                        Growth Portfolio       Portfolio
                       -------------------  -----------------
M&E CLASS

        1.400                    4.922838          14.915324
        1.650                           -                  -
        1.700                           -                  -
        1.795                           -                  -
        1.800                    4.870358          14.466395
        1.820                           -          14.444269
        1.960                    4.848841          14.290686
        2.095                           -          14.144133
        2.300                           -          13.924386
        2.450                           -                  -

PERSPECTIVE
 Standard Benefit                5.096737           7.499085
 Contract Enhancement
    Benefit *                    5.571146           7.191904


* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS

     The following is a summary of accumulation unit values as of December 31, 2002:


                            S&P/JNL             S&P/JNL             S&P/JNL        S&P/JNL Equity
                           Aggressive         Conservative        Core Index         Aggressive         S&P/JNL Equity
                       Growth Portfolio I   Growth Portfolio I   100 Portfolio    Growth Portfolio I  Growth Portfolio I
                       -------------------  -----------------  ------------------ ------------------  --------------------
M&E CLASS

        1.400                    9.131127          10.047854            8.544528           8.210430              8.051136
        1.650                           -           9.929659                   -                  -                     -
        1.700                           -           9.906223                   -                  -                     -
        1.795                           -                  -                   -                  -                     -
        1.800                           -           9.859429                   -                  -              7.900541
        1.820                    8.951341           9.850177            8.510165                  -              7.893141
        1.960                    8.892193           9.785081                   -           7.993915              7.846626
        2.095                    8.835556           9.722763                   -                  -                     -
        2.300                    8.750197           9.628911            8.471077           7.875145              7.715736
        2.450                           -                  -            8.450679                  -                     -

PERSPECTIVE
 Standard Benefit                7.694273           9.046263           10.446153           7.199696              7.163703
 Contract Enhancement
    Benefit *                    7.272850           8.624847           10.434711           7.207851              6.476658


                                                                                        Salomon
                                                                    Salomon          Brothers/JNL
                             S&P/JNL             S&P/JNL           Brothers/        U.S. Government      T. Rowe Price/
                             Moderate        Very Aggressive       JNL Global          & Quality         JNL Established
                        Growth Portfolio I   Growth Portfolio I  Bond Portfolio     Bond Portfolio      Growth Portfolio
                       --------------------- -----------------  ----------------- -------------------- --------------------
M&E CLASS

        1.400                      9.790261                 -          15.777981            15.251499            18.488390
        1.650                             -                 -                  -            14.963568            18.139077
        1.700                             -                 -          15.426027            14.906554                    -
        1.795                      9.608846                 -                  -                    -                    -
        1.800                      9.606572                 -                  -            14.793153                    -
        1.820                      9.597339                 -                  -            14.770584                    -
        1.960                      9.534067          8.329832          15.121315            14.612138            17.709824
        2.095                      9.473334          8.276410                  -                    -                    -
        2.300                      9.381822          8.215024                  -            14.238996                    -
        2.450                             -                 -                  -            14.076853                    -

PERSPECTIVE
 Standard Benefit                  8.757295          6.735581          12.028236            12.356886             8.220399
 Contract Enhancement
    Benefit *                      7.857165          6.821853          10.981462            11.454579             6.935996



                         T. Rowe Price/         T. Rowe
                          JNL Mid-Cap          Price/JNL
                        Growth Portfolio    Value Portfolio
                       -------------------  ----------------
M&E CLASS

        1.400                   21.045223          9.085568
        1.650                   20.646338          9.025225
        1.700                           -          9.013254
        1.795                           -                 -
        1.800                           -          8.989259
        1.820                   20.380012          8.984460
        1.960                   20.163567          8.948950
        2.095                           -          8.918771
        2.300                   19.646585                 -
        2.450                   19.422769          8.834614

PERSPECTIVE
 Standard Benefit               10.248404          8.961548
 Contract Enhancement
    Benefit *                    7.264529          7.757874


* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:



                               AIM/               AIM/              AIM/                                 Alliance
                           JNL Large Cap      JNL Premier       JNL Small Cap         Alger/JNL         Capital/JNL
                         Growth Portfolio  Equity II Portfolio Growth Portfolio    Growth Portfolio   Growth Portfolio
                         ------------------ ----------------- ------------------  ------------------ ------------------
M&E CLASS

         1.400                       3,656               412              1,368                 668                170
         1.650                           -                 -                730                   -                  -
         1.700                         409                 -                  -                   -                  -
         1.795                           -                 -                  -                   -                  -
         1.800                           -                 -                  -                   -                  -
         1.820                           -                 -                  -                   -                  -
         1.960                         775                 -                  -               4,039                  -
         2.095                           -                 -                  -                   -                  -
         2.300                           -                 -                 19                   6                990
         2.450                           -               739                  -                   -                  -

PERSPECTIVE
 Standard Benefit                    9,334            11,017             33,013             658,490            194,236
 Contract Enhancement
    Benefit *                        8,485            19,687             44,270              55,954             69,968
                         ------------------ ----------------- ------------------  ------------------ ------------------

         Total                      22,659            31,855             79,400             719,157            265,364
                         ================== ================= ==================  ================== ==================


                                                  Eagle/JNL       First Trust/JNL    First Trust/JNL    First Trust/JNL
                           Eagle/JNL Core          SmallCap        Global Target        Target 25       Target Small-Cap
                          Equity Portfolio     Equity Portfolio    15 Portfolio         Portfolio          Portfolio
                         --------------------  ----------------- ------------------ ------------------- -----------------
M&E CLASS

         1.400                             -                  -                418                   5                 5
         1.650                             -                  -              5,053               4,903             4,778
         1.700                             -                  -                  -                   -                 -
         1.795                             -                  -                  -                   -                 -
         1.800                           227                  -                 10                   9                 -
         1.820                           138                  -                  -                   -                 -
         1.960                         3,261              1,524              1,727              16,078            17,995
         2.095                             -                  -                653                   -                 -
         2.300                           743                304                587                 367               349
         2.450                             -                  -                  -                 573               719

PERSPECTIVE
 Standard Benefit                    148,249            179,411                  -                 269                 -
 Contract Enhancement
    Benefit *                         83,118             38,743              1,171               1,257             1,185
                         --------------------  ----------------- ------------------ ------------------- -----------------

         Total                       235,736            219,982              9,619              23,461            25,031
                         ====================  ================= ================== =================== =================


                           First Trust/JNL     First Trust/JNL
                            The Dow Taget       The S&P Target
                            10 Portfolio         10 Portfolio
                         -------------------- -------------------
M&E CLASS

         1.400                         4,978                 152
         1.650                         4,771               4,771
         1.700                             -                   -
         1.795                             -                   -
         1.800                             9                   -
         1.820                             -                   -
         1.960                        14,686              17,171
         2.095                           615                 603
         2.300                           659                 430
         2.450                             -                   -

PERSPECTIVE
 Standard Benefit                        214                   -
 Contract Enhancement
    Benefit *                          1,106               1,386
                         -------------------- -------------------

         Total                        27,038              24,513
                         ==================== ===================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:


                                                                                                          JPMorgan/
                             Janus/JNL           Janus/JNL          Janus/JNL          Janus/JNL        JNL Enhanced
                             Aggressive           Balanced           Capital            Global          S&P 500 Stock
                          Growth Portfolio       Portfolio       Growth Portfolio   Equities Portfolio Index Portfolio
                         -------------------  -----------------  -----------------  ----------------   ----------------
M&E CLASS

         1.400                           53              2,670                  -                 -              2,464
         1.650                            -                847                  -                 -                  -
         1.700                            -                195                210                 -                  -
         1.795                            -                  -                  -                 -                  -
         1.800                            -              2,871                  -                 -                 17
         1.820                            -                  -                  -                 -                  -
         1.960                          134              1,692                 64                 -                  -
         2.095                            -                  -                162                 -                  -
         2.300                            -              1,496                  -                 -              1,348
         2.450                            -                467                  -                 -                  -

PERSPECTIVE
 Standard Benefit                 1,152,993            322,836            877,987           590,048                406
 Contract Enhancement
    Benefit *                        62,428            127,582             72,661                 -                  -
                         -------------------  -----------------  -----------------  ----------------   ----------------

         Total                    1,215,608            460,656            951,084           590,048              4,235
                         ===================  =================  =================  ================   ================

                                                                                    Mellon Capital      Mellon Capital
                            JPMorgan/JNL        Lazard/JNL         Lazard/JNL       Management/JNL      Management/JNL
                           International         Mid Cap           Small Cap          Bond Index         International
                          Value Portfolio    Value Portfolio    Value Portfolio       Portfolio         Index Portfolio
                         ------------------- -----------------  ----------------- -------------------  ------------------
M&E CLASS

         1.400                            -               121              1,661                 925                   -
         1.650                            -               565                  -                   -                   -
         1.700                            -                60                  -                   -                   -
         1.795                            -                 -                  -                   -                   -
         1.800                            -                 -                348                 251                   -
         1.820                            -               673                  -                   -                   -
         1.960                          252               666                795                   -                   -
         2.095                            -             2,075                728                   -                   -
         2.300                          551                 -              1,639                 248                   -
         2.450                            -               420                483                   -                   -

PERSPECTIVE
 Standard Benefit                     5,403            16,614             70,391                 455                   -
 Contract Enhancement
    Benefit *                             -            41,897             38,496                   -                   -
                         ------------------- -----------------  ----------------- -------------------  ------------------

         Total                        6,206            63,091            114,541               1,879                   -
                         =================== =================  ================= ===================  ==================

                          Mellon Capital      Mellon Capital
                          Management/JNL      Management/JNL
                          S&P 400 Mid Cap        S&P 500
                          Index Portfolio    Index Portfolio
                          -----------------  -----------------
 M&E CLASS

          1.400                        379              5,344
          1.650                        547                599
          1.700                          -                  -
          1.795                          -                  -
          1.800                          -                  -
          1.820                          -                  -
          1.960                     20,157             22,962
          2.095                          -              1,519
          2.300                        801              2,245
          2.450                          -                  -

 PERSPECTIVE
  Standard Benefit                       -                580
  Contract Enhancement
     Benefit *                         140                136
                          -----------------  -----------------

          Total                     22,024             33,385
                          =================  =================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:

                             Mellon Capital
                             Management/JNL       Oppenheimer/JNL                            PIMCO/JNL       PPM America/
                               Small Cap           Global Growth       Oppenheimer/JNL     Total Return      JNL Balanced
                            Index Portfolio          Portfolio        Growth Portfolio    Bond Portfolio       Portfolio
                          ---------------------  -------------------  ------------------  ---------------- ------------------
 M&E CLASS

          1.400                            316                1,720                   -             4,386              1,005
          1.650                            603                  105                   -             2,704                  -
          1.700                              -                    -                   -               407                  -
          1.795                              -                    -                   -               481                  -
          1.800                              -                   14                   -             3,444                  -
          1.820                              -                    -                   -             4,912                511
          1.960                         23,363                4,513                 113             4,586              1,727
          2.095                              -                    -                   -             3,962                  -
          2.300                            886                3,424                  63            19,077              1,134
          2.450                            739                  834                 565             6,559                  -

 PERSPECTIVE
  Standard Benefit                          62               44,574              23,681           346,827            351,322
  Contract Enhancement
     Benefit *                             138               77,863              40,034           142,298            109,822
                          ---------------------  -------------------  ------------------  ---------------- ------------------

          Total                         26,107              133,047              64,456           539,643            465,521
                          =====================  ===================  ==================  ================ ==================


                             PPM America/         PPM America/        PPM America/                               Putnam/JNL
                            JNL High Yield          JNL Money          JNL Value           Putnam/JNL           International
                            Bond Portfolio      Market Portfolio       Portfolio        Equity Portfolio      Equity Portfolio
                          --------------------  ------------------  -----------------  --------------------  --------------------
 M&E CLASS

          1.400                           881                   -                  -                     -                   424
          1.650                             -               2,049                  -                     -                     -
          1.700                            50                   -                  -                     -                     -
          1.795                             -                   -                  -                     -                     -
          1.800                         1,071                   -                  -                     -                 1,586
          1.820                         5,521                   -                  -                     -                     -
          1.960                         3,173               3,996                488                     -                   115
          2.095                             4                   -                  -                 1,122                     -
          2.300                            20               2,751                  -                     -                     -
          2.450                         2,100                   -                  -                     -                     -

 PERSPECTIVE
  Standard Benefit                    348,484             414,805                 68               447,379               247,489
  Contract Enhancement
     Benefit *                        119,789              91,815                135                37,367                31,089
                          --------------------  ------------------  -----------------  --------------------  --------------------

          Total                       481,093             515,416                691               485,868               280,703
                          ====================  ==================  =================  ====================  ====================



                              Putnam/JNL          Putnam/JNL
                                Midcap           Value Equity
                           Growth Portfolio        Portfolio
                          -------------------  ------------------
 M&E CLASS

          1.400                        2,336                 214
          1.650                            -                   -
          1.700                            -                   -
          1.795                            -                   -
          1.800                          500                 172
          1.820                            -                 751
          1.960                        3,763                 373
          2.095                            -                 839
          2.300                            -                 112
          2.450                            -                   -

 PERSPECTIVE
  Standard Benefit                    95,105             641,010
  Contract Enhancement
     Benefit *                        69,205             143,648
                          -------------------  ------------------

          Total                      170,909             787,119
                          ===================  ==================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:


                               S&P/JNL               S&P/JNL              S&P/JNL           S&P/JNL Equity
                             Aggressive            Conservative          Core Index           Aggressive          S&P/JNL Equity
                         Growth Portfolio I     Growth Portfolio I     100 Portfolio      Growth Portfolio I    Growth Portfolio I
                         --------------------  --------------------- ------------------- ---------------------  --------------------
M&E CLASS

         1.400                        32,364                  7,355                 227                   109                 2,928
         1.650                             -                 12,814                   -                     -                     -
         1.700                             -                  1,641                   -                     -                     -
         1.795                             -                      -                   -                     -                     -
         1.800                             -                  9,891                   -                     -                15,813
         1.820                         1,210                    227               2,103                     -                   554
         1.960                        13,628                 51,768                   -                30,394                42,178
         2.095                         4,820                 12,221                   -                     -                     -
         2.300                         6,653                 29,524               2,539                    40                    20
         2.450                             -                      -                  33                     -                     -

PERSPECTIVE
 Standard Benefit                    376,019                614,379                 614               124,073               373,777
 Contract Enhancement
    Benefit *                        136,574                380,029                   -                19,710               392,123
                         --------------------  --------------------- ------------------- ---------------------  --------------------

         Total                       571,268              1,119,849               5,516               174,326               827,393
                         ====================  ===================== =================== =====================  ====================


                                                                                            Salomon
                                                                       Salomon           Brothers/JNL
                              S&P/JNL              S&P/JNL            Brothers/         U.S. Government      T. Rowe Price/
                              Moderate         Very Aggressive       JNL Global            & Quality        JNL Established
                         Growth Portfolio I   Growth Portfolio I   Bond Portfolio       Bond Portfolio      Growth Portfolio
                         -------------------  ------------------- ------------------  -------------------- -------------------
M&E CLASS

         1.400                       27,291                    -                422                 3,516                 747
         1.650                            -                    -                  -                 1,090                 335
         1.700                            -                    -                 42                   109                   -
         1.795                        1,044                    -                  -                     -                   -
         1.800                       11,362                    -                  -                 2,190                   -
         1.820                          624                    -                  -                28,375                   -
         1.960                       58,076                4,466              4,978                 2,683                 732
         2.095                        2,538                    6                  -                     -                   -
         2.300                       61,246                6,430                  -                13,528                   -
         2.450                            -                    -                  -                 1,095                   -

PERSPECTIVE
 Standard Benefit                   712,046               92,752            150,296               529,822             381,588
 Contract Enhancement
    Benefit *                       850,361               56,775             54,074               221,733              84,104
                         -------------------  ------------------- ------------------  -------------------- -------------------

         Total                    1,724,588              160,429            209,812               804,141             467,506
                         ===================  =================== ==================  ==================== ===================


                           T. Rowe Price/         T. Rowe
                            JNL Mid-Cap          Price/JNL
                          Growth Portfolio    Value Portfolio
                         -------------------  ----------------
M&E CLASS

         1.400                          639             2,713
         1.650                           35               161
         1.700                            -               656
         1.795                            -                 -
         1.800                            -             2,704
         1.820                           59               267
         1.960                        1,180             1,501
         2.095                            -               718
         2.300                          759                 -
         2.450                          300             1,023

PERSPECTIVE
 Standard Benefit                   345,575           207,120
 Contract Enhancement
    Benefit *                        98,158           136,025
                         -------------------  ----------------

         Total                      446,705           352,888
                         ===================  ================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:


                                 AIM/                AIM/               AIM/                                  Alliance
                             JNL Large Cap       JNL Premier        JNL Small Cap        Alger/JNL           Capital/JNL
                           Growth Portfolio   Equity II Portfolio Growth Portfolio    Growth Portfolio    Growth Portfolio
                           ------------------ ------------------- ------------------ -------------------  ------------------
M&E CLASS

         1.400                        29,408               3,220             11,344               8,433               1,314
         1.650                             -                   -              6,042                   -                   -
         1.700                         3,277                   -                  -                   -                   -
         1.795                             -                   -                  -                   -                   -
         1.800                             -                   -                  -                   -                   -
         1.820                             -                   -                  -                   -                   -
         1.960                         6,192                   -                  -              48,999                   -
         2.095                             -                   -                  -                   -                   -
         2.300                             -                   -                154                  74               7,323
         2.450                             -               5,691                  -                   -                   -

PERSPECTIVE
 Standard Benefit                     70,443              85,948            261,585           4,557,179             871,330
 Contract Enhancement
    Benefit *                         61,338             141,185            326,467             321,463             413,842
                           ------------------ ------------------- ------------------ -------------------  ------------------

         Total                       170,658             236,044            605,592           4,936,148           1,293,809
                           ================== =================== ================== ===================  ==================


                                                      Eagle/JNL        First Trust/JNL     First Trust/JNL     First Trust/JNL
                              Eagle/JNL Core          SmallCap          Global Target         Target 25        Target Small-Cap
                             Equity Portfolio     Equity Portfolio      15 Portfolio          Portfolio           Portfolio
                           ---------------------  ------------------  ------------------  -------------------  -----------------
M&E CLASS

         1.400                                -                   -               4,045                   49                 49
         1.650                                -                   -              48,859               50,275             51,654
         1.700                                -                   -                   -                    -                  -
         1.795                                -                   -                   -                    -                  -
         1.800                            2,959                   -                  95                   98                  -
         1.820                            1,797                   -                   -                    -                  -
         1.960                           42,017              17,804              16,674              164,643            194,272
         2.095                                -                   -               6,305                    -                  -
         2.300                            9,376               3,481               5,660                3,750              3,760
         2.450                                -                   -                   -                5,857              7,746

PERSPECTIVE
 Standard Benefit                     1,205,861           1,571,636                   -                2,729                  -
 Contract Enhancement
    Benefit *                           599,516             284,494              11,825               12,743             12,435
                           ---------------------  ------------------  ------------------  -------------------  -----------------

         Total                        1,861,526           1,877,415              93,463              240,144            269,916
                           =====================  ==================  ==================  ===================  =================


                             First Trust/JNL      First Trust/JNL
                              The Dow Taget       The S&P Target
                              10 Portfolio         10 Portfolio
                           --------------------  ------------------
M&E CLASS

         1.400                          55,558               1,465
         1.650                          53,136              45,889
         1.700                               -                   -
         1.795                               -                   -
         1.800                              98                   -
         1.820                               -                   -
         1.960                         163,349             164,948
         2.095                           6,837               5,785
         2.300                           7,319               4,127
         2.450                               -                   -

PERSPECTIVE
 Standard Benefit                        2,451                   -
 Contract Enhancement
    Benefit *                           12,677              12,564
                           --------------------  ------------------

         Total                         301,425             234,778
                           ====================  ==================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:


                                                                                                                   JPMorgan/
                                Janus/JNL            Janus/JNL           Janus/JNL           Janus/JNL           JNL Enhanced
                                Aggressive           Balanced             Capital             Global             S&P 500 Stock
                             Growth Portfolio        Portfolio       Growth Portfolio    Equities Portfolio     Index Portfolio
                           --------------------- ------------------  ------------------  ------------------  ----------------------
M&E CLASS

         1.400                              944             22,495                   -                   -                  14,696
         1.650                                -              7,084                   -                   -                       -
         1.700                                -              1,629               2,769                   -                       -
         1.795                                -                  -                   -                   -                       -
         1.800                                -             23,931                   -                   -                      97
         1.820                                -                  -                   -                   -                       -
         1.960                            2,279             14,045                 827                   -                       -
         2.095                                -                  -               2,077                   -                       -
         2.300                                -             12,301                   -                   -                   7,777
         2.450                                -              3,829                   -                   -                       -

PERSPECTIVE
 Standard Benefit                     7,240,305          2,828,240           5,827,206           4,436,957                   4,325
 Contract Enhancement
    Benefit *                           346,002          1,129,327             370,904                   -                       -
                           --------------------- ------------------  ------------------  ------------------  ----------------------

         Total                        7,589,530          4,042,881           6,203,783           4,436,957                  26,895
                           ===================== ==================  ==================  ==================  ======================


                                                                                         Mellon Capital       Mellon Capital
                              JPMorgan/JNL         Lazard/JNL         Lazard/JNL         Management/JNL       Management/JNL
                             International           Mid Cap           Small Cap           Bond Index          International
                            Value Portfolio      Value Portfolio    Value Portfolio         Portfolio         Index Portfolio
                           -------------------  ------------------ ------------------  -------------------- --------------------
M&E CLASS

         1.400                              -               1,330             15,610                 9,911                    -
         1.650                              -               6,160                  -                     -                    -
         1.700                              -                 652                  -                     -                    -
         1.795                              -                   -                  -                     -                    -
         1.800                              -                   -              3,211                 2,673                    -
         1.820                              -               7,279                  -                     -                    -
         1.960                          1,542               7,148              7,270                     -                    -
         2.095                              -              22,130              6,612                     -                    -
         2.300                          3,324                   -             14,743                 2,636                    -
         2.450                              -               4,404              4,313                     -                    -

PERSPECTIVE
 Standard Benefit                      54,790             152,814            633,437                 4,607                    -
 Contract Enhancement
    Benefit *                               -             371,892            338,431                     -                    -
                           -------------------  ------------------ ------------------  -------------------- --------------------

         Total                         59,656             573,809          1,023,627                19,827                    -
                           ===================  ================== ==================  ==================== ====================

                             Mellon Capital       Mellon Capital
                             Management/JNL       Management/JNL
                             S&P 400 Mid Cap         S&P 500
                             Index Portfolio     Index Portfolio
                           --------------------  -----------------
M&E CLASS

         1.400                           3,219             41,074
         1.650                           4,635              4,595
         1.700                               -                  -
         1.795                               -                  -
         1.800                               -                  -
         1.820                               -                  -
         1.960                         170,243            175,545
         2.095                               -             11,598
         2.300                           6,751             17,106
         2.450                               -                  -

PERSPECTIVE
 Standard Benefit                            -              6,152
 Contract Enhancement
    Benefit *                            1,461              1,441
                           --------------------  -----------------

         Total                         186,309            257,511
                           ====================  =================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:



                              Mellon Capital
                              Management/JNL       Oppenheimer/JNL                            PIMCO/JNL          PPM America/
                                 Small Cap          Global Growth      Oppenheimer/JNL       Total Return        JNL Balanced
                              Index Portfolio         Portfolio       Growth Portfolio      Bond Portfolio        Portfolio
                           ---------------------- ------------------- ------------------  -------------------  -----------------
M&E CLASS

         1.400                             2,506              12,096                  -               57,570             17,662
         1.650                             4,765                 732                  -               35,058                  -
         1.700                                 -                   -                  -                5,271                  -
         1.795                                 -                   -                  -                6,193                  -
         1.800                                 -                  97                  -               44,341                  -
         1.820                                 -                   -                  -               63,168              8,692
         1.960                           183,913              31,450                766               58,586             29,076
         2.095                                 -                   -                  -               50,277                  -
         2.300                             6,960              23,726                428              239,716             18,596
         2.450                             5,789               5,766              3,817               81,820                  -

PERSPECTIVE
 Standard Benefit                            648             313,539            165,324            3,639,797          3,898,333
 Contract Enhancement
    Benefit *                              1,450             537,472            275,062            1,486,023          1,070,917
                           ---------------------- ------------------- ------------------  -------------------  -----------------

         Total                           206,031             924,878            445,397            5,767,820          5,043,276
                           ====================== =================== ==================  ===================  =================

                              PPM America/          PPM America/          PPM America/                             Putnam/JNL
                             JNL High Yield           JNL Money            JNL Value           Putnam/JNL        International
                             Bond Portfolio       Market Portfolio         Portfolio        Equity Portfolio    Equity Portfolio
                           --------------------  --------------------  -------------------  ------------------ -------------------
M&E CLASS

         1.400                          11,675                     -                    -                   -               3,933
         1.650                               -                24,978                    -                   -                   -
         1.700                             652                     -                    -                   -                   -
         1.795                               -                     -                    -                   -                   -
         1.800                          13,758                     -                    -                   -              14,259
         1.820                          70,824                     -                    -                   -                   -
         1.960                          40,270                47,576                5,330                   -               1,025
         2.095                              48                     -                    -              15,367                   -
         2.300                             252                31,921                    -                   -                   -
         2.450                          25,669                     -                    -                   -                   -

PERSPECTIVE
 Standard Benefit                    3,397,117             4,548,022                  743           2,777,652           1,710,209
 Contract Enhancement
    Benefit *                        1,186,003               914,925                1,468             225,844             212,836
                           --------------------  --------------------  -------------------  ------------------ -------------------

         Total                       4,746,268             5,567,422                7,541           3,018,863           1,942,262
                           ====================  ====================  ===================  ================== ===================


                              Putnam/JNL          Putnam/JNL
                                Midcap           Value Equity
                           Growth Portfolio       Portfolio
                           ------------------  -----------------
M&E CLASS

         1.400                        11,501              3,190
         1.650                             -                  -
         1.700                             -                  -
         1.795                             -                  -
         1.800                         2,434              2,487
         1.820                             -             10,850
         1.960                        18,245              5,326
         2.095                             -             11,862
         2.300                             -              1,556
         2.450                             -                  -

PERSPECTIVE
 Standard Benefit                    484,722          4,806,994
 Contract Enhancement
    Benefit *                        385,550          1,033,107
                           ------------------  -----------------

         Total                       902,452          5,875,372
                           ==================  =================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)

     The following is a summary of accumulation units outstanding as of December
     31, 2002:


                                 S&P/JNL              S&P/JNL             S&P/JNL           S&P/JNL Equity
                               Aggressive          Conservative         Core Index            Aggressive         S&P/JNL Equity
                           Growth Portfolio I    Growth Portfolio I    100 Portfolio      Growth Portfolio I   Growth Portfolio I
                           --------------------  ------------------  ------------------  --------------------- --------------------
M&E CLASS

         1.400                         295,520              73,901               1,936                    892               23,574
         1.650                               -             127,241                   -                      -                    -
         1.700                               -              16,259                   -                      -                    -
         1.795                               -                   -                   -                      -                    -
         1.800                               -              97,518                   -                      -              124,931
         1.820                          10,835               2,233              17,898                      -                4,376
         1.960                         121,182             506,552                   -                242,964              330,952
         2.095                          42,589             118,820                   -                      -                    -
         2.300                          58,209             284,291              21,511                    319                  154
         2.450                               -                   -                 281                      -                    -

PERSPECTIVE
 Standard Benefit                    2,893,196           5,557,833               6,412                893,285            2,677,630
 Contract Enhancement
    Benefit *                          993,278           3,277,696                   -                142,068            2,539,646
                           --------------------  ------------------  ------------------  --------------------- --------------------

         Total                       4,414,809          10,062,344              48,038              1,279,528            5,701,263
                           ====================  ==================  ==================  ===================== ====================


                                                                                               Salomon
                                                                          Salomon           Brothers/JNL
                                 S&P/JNL               S&P/JNL           Brothers/         U.S. Government      T. Rowe Price/
                                 Moderate          Very Aggressive       JNL Global           & Quality        JNL Established
                            Growth Portfolio I    Growth Portfolio I   Bond Portfolio      Bond Portfolio      Growth Portfolio
                           ---------------------  ------------------ ------------------- --------------------  -----------------
M&E CLASS

         1.400                          267,183                   -               6,664               53,631             13,804
         1.650                                -                   -                   -               16,306              6,081
         1.700                                -                   -                 652                1,629                  -
         1.795                           10,033                   -                   -                    -                  -
         1.800                          109,148                   -                   -               32,401                  -
         1.820                            5,992                   -                   -              419,117                  -
         1.960                          553,705              37,198              75,274               39,209             12,960
         2.095                           24,047                  47                   -                    -                  -
         2.300                          574,601              52,825                   -              192,625                  -
         2.450                                -                   -                   -               15,407                  -

PERSPECTIVE
 Standard Benefit                     6,235,595             624,740           1,807,799            6,546,944          3,136,810
 Contract Enhancement
    Benefit *                         6,681,431             387,308             593,807            2,539,858            583,344
                           ---------------------  ------------------ ------------------- --------------------  -----------------

         Total                       14,461,735           1,102,118           2,484,196            9,857,127          3,752,999
                           =====================  ================== =================== ====================  =================


                             T. Rowe Price/          T. Rowe
                               JNL Mid-Cap          Price/JNL
                            Growth Portfolio     Value Portfolio
                           -------------------- -------------------
M&E CLASS

         1.400                          13,448              24,645
         1.650                             725               1,457
         1.700                               -               5,911
         1.795                               -                   -
         1.800                               -              24,305
         1.820                           1,199               2,399
         1.960                          23,790              13,433
         2.095                               -               6,405
         2.300                          14,918                   -
         2.450                           5,837               9,033

PERSPECTIVE
 Standard Benefit                    3,541,590           1,856,115
 Contract Enhancement
    Benefit *                          713,069           1,055,268
                           -------------------- -------------------

         Total                       4,314,576           2,998,971
                           ==================== ===================

* Contract enhancement benefit charge changed from 1.825% to 1.82% on May 17, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS

     The  following  is a summary for each of the five years in the period ended
     December 31, 2002 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                        AIM/               AIM/JNL            AIM/JNL           Alger/           Alliance
                                    JNL Large Cap     Premier Equity II   Small Cap Growth    JNL Growth        Capital/JNL
                                 Growth Portfolio (e)   Portfolio (e)       Portfolio (e)    Portfolio (a)   Growth Portfolio (d)
                                 -------------------- ------------------- ----------------- ---------------- --------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                             $ 7.987771          $ 7.705924        $ 8.213547      $ 11.880599           $ 7.398434
   Total Return *                             -4.46%              -0.70%            10.27%           -0.94%                2.57%
   Ratio of Expenses **                        1.96%               2.45%             2.30%            2.30%                2.30%

Period ended December 31, 2001

   Unit Value                            $ 10.269081         $ 10.175932       $ 11.055922       $ 8.757375           $ 8.733208
   Total Return *                              2.69%               1.76%            10.56%          -12.43%              -12.67%
   Ratio of Expenses **                        1.40%              1.825%             1.40%           1.825%               1.825%

Period ended December 31, 2000

   Unit Value                                    n/a                 n/a               n/a      $ 12.096268           $ 7.831161
   Total Return *                                n/a                 n/a               n/a          -14.64%              -21.69%
   Ratio of Expenses **                          n/a                 n/a               n/a            1.40%                1.40%

Period ended December 31, 1999

   Unit Value                                    n/a                 n/a               n/a      $ 14.170805                  n/a
   Total Return *                                n/a                 n/a               n/a           31.94%                  n/a
   Ratio of Expenses **                          n/a                 n/a               n/a            1.40%                  n/a

Period ended December 31, 1998

   Unit Value                                    n/a                 n/a               n/a          $ 10.740700                  n/a
   Total Return *                                n/a                 n/a               n/a                7.41%                  n/a
   Ratio of Expenses **                          n/a                 n/a               n/a                1.40%                  n/a
---------------------------------


                                       Eagle/            Eagle/JNL        First Trust/JNL    First Trust/JNL  First Trust/JNL
                                  JNL Core Equity         SmallCap          Global Target      Target 25      Target Small-Cap
                                   Portfolio (b)     Equity Portfolio (c) 15 Portfolio (f)   Portfolio (f)     Portfolio (f)
                                 -------------------  -----------------   -----------------  ---------------  -----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                           $ 12.614051        $ 11.438641          $ 9.641049      $ 10.218284        $ 10.772237
   Total Return *                            -1.78%              3.25%              -3.45%           -4.73%             -5.51%
   Ratio of Expenses **                       2.30%              2.30%               2.30%            2.45%              2.45%

Period ended December 31, 2001

   Unit Value                            $ 9.243211         $ 9.682239                 n/a              n/a                n/a
   Total Return *                            -7.57%             -3.18%                 n/a              n/a                n/a
   Ratio of Expenses **                      1.825%             1.825%                 n/a              n/a                n/a

Period ended December 31, 2000

   Unit Value                           $ 11.674317        $ 10.509551                 n/a              n/a                n/a
   Total Return *                            -1.11%            -14.44%                 n/a              n/a                n/a
   Ratio of Expenses **                       1.40%              1.40%                 n/a              n/a                n/a

Period ended December 31, 1999

   Unit Value                           $ 11.805260        $ 12.283910                 n/a              n/a                n/a
   Total Return *                            18.05%             22.84%                 n/a              n/a                n/a
   Ratio of Expenses **                       1.40%              1.40%                 n/a              n/a                n/a

Period ended December 31, 1998

   Unit Value                                   n/a                n/a                 n/a              n/a                n/a
   Total Return *                               n/a                n/a                 n/a              n/a                n/a
   Ratio of Expenses **                         n/a                n/a                 n/a              n/a                n/a
---------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations March 22, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Fund inception date May 1, 2000.

(e)  Fund inception date October 29, 2001.

(f)  Fund inception date July 22, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)




                                        AIM/               AIM/JNL                AIM/             Alger/           Alliance
                                    JNL Large Cap     Premier Equity II      JNL Small Cap       JNL Growth        Capital/JNL
                                 Growth Portfolio (e)   Portfolio (e)      Growth Portfolio (e) Portfolio (a)  Growth Portfolio (d)
                                 -------------------- -------------------  ------------------- --------------- -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                             $ 7.547329          $ 7.801655           $ 7.923624      $ 6.920658        $ 4.485940
   Total Return *                            -26.50%             -29.23%              -28.33%         -34.12%           -31.99%
   Ratio of Expenses **                        1.40%               1.40%                1.40%           1.40%             1.40%

Period ended December 31, 2001

   Unit Value                            $ 10.269081         $ 11.023744          $ 11.055922     $ 10.504819        $ 6.595748
   Total Return *                              2.69%              10.24%               10.56%         -13.16%           -15.78%
   Ratio of Expenses **                        1.40%               1.40%                1.40%           1.40%             1.40%

Period ended December 31, 2000

   Unit Value                                    n/a                 n/a                  n/a     $ 12.096268        $ 7.831161
   Total Return *                                n/a                 n/a                  n/a         -14.64%           -21.69%
   Ratio of Expenses **                          n/a                 n/a                  n/a           1.40%             1.40%

Period ended December 31, 1999

   Unit Value                                    n/a                 n/a                  n/a     $ 14.170805               n/a
   Total Return *                                n/a                 n/a                  n/a          31.94%               n/a
   Ratio of Expenses **                          n/a                 n/a                  n/a           1.40%               n/a

Period ended December 31, 1998

   Unit Value                                    n/a                 n/a                  n/a     $ 10.740700               n/a
   Total Return *                                n/a                 n/a                  n/a           7.41%               n/a
   Ratio of Expenses **                          n/a                 n/a                  n/a           1.40%               n/a
---------------------------------


                                       Eagle/            Eagle/JNL        First Trust/JNL    First Trust/JNL  First Trust/JNL
                                  JNL Core Equity         SmallCap          Global Target      Target 25      Target Small-Cap
                                   Portfolio (b)     Equity Portfolio (c) 15 Portfolio (f)   Portfolio (f)     Portfolio (f)
                                 -------------------  -----------------   -----------------  ---------------  -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                            $ 8.134044         $ 8.759987         $ 10.108930      $ 10.150521        $ 10.503766
   Total Return *                           -21.64%            -23.84%               1.09%            1.51%              5.04%
   Ratio of Expenses **                       1.40%              1.40%               1.40%            1.40%              1.40%

Period ended December 31, 2001

   Unit Value                           $ 10.379886        $ 11.501957                 n/a              n/a                n/a
   Total Return *                           -11.09%              9.44%                 n/a              n/a                n/a
   Ratio of Expenses **                       1.40%              1.40%                 n/a              n/a                n/a

Period ended December 31, 2000

   Unit Value                           $ 11.674317        $ 10.509551                 n/a              n/a                n/a
   Total Return *                            -1.11%            -14.44%                 n/a              n/a                n/a
   Ratio of Expenses **                       1.40%              1.40%                 n/a              n/a                n/a

Period ended December 31, 1999

   Unit Value                           $ 11.805260        $ 12.283910                 n/a              n/a                n/a
   Total Return *                            18.05%             22.84%                 n/a              n/a                n/a
   Ratio of Expenses **                       1.40%              1.40%                 n/a              n/a                n/a

Period ended December 31, 1998

   Unit Value                                   n/a                n/a                 n/a              n/a                n/a
   Total Return *                               n/a                n/a                 n/a              n/a                n/a
   Ratio of Expenses **                         n/a                n/a                 n/a              n/a                n/a
---------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations March 22, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Fund inception date May 1, 2000.

(e)  Fund inception date October 29, 2001.

(f)  Fund inception date July 22, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                           AIM/              AIM/JNL              AIM/             Alger/          Alliance
                                       JNL Large Cap     Premier Equity II    JNL Small Cap       JNL Growth       Capital/JNL
                                    Growth Portfolio (e)   Portfolio (e)    Growth Portfolio (e) Portfolio (a)  Growth Portfolio (d)
                                    -------------------- -----------------  -------------------  -------------- --------------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)                      $ 171             $ 236                $ 606         $ 4,936              $ 1,294
   Units Outstanding (in thousands)                  23                32                   79             719                  265
   Investment Income Ratio *                      0.00%             0.00%                0.00%           0.00%                0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                       $ 36              $ 72                 $ 39         $ 8,799              $ 1,657
   Units Outstanding (in thousands)                   3                 7                    4             843                  236
   Investment Income Ratio *                      0.00%             0.00%                0.00%           0.00%                0.06%

Period ended December 31, 2000

   Net Assets (in thousands)                        n/a               n/a                  n/a        $ 11,755                $ 870
   Units Outstanding (in thousands)                 n/a               n/a                  n/a             972                  111
   Investment Income Ratio *                        n/a               n/a                  n/a           0.00%                0.00%

Period ended December 31, 1999

   Net Assets (in thousands)                        n/a               n/a                  n/a         $ 8,319                  n/a
   Units Outstanding (in thousands)                 n/a               n/a                  n/a             587                  n/a
   Investment Income Ratio *                        n/a               n/a                  n/a           0.00%                  n/a

Period ended December 31, 1998

   Net Assets (in thousands)                        n/a               n/a                  n/a            $ 39                  n/a
   Units Outstanding (in thousands)                 n/a               n/a                  n/a               4                  n/a
   Investment Income Ratio *                        n/a               n/a                  n/a            0.00%                 n/a
-----------------------------------


                                          Eagle/            Eagle/JNL        First Trust/JNL    First Trust/JNL  First Trust/JNL
                                     JNL Core Equity         SmallCap          Global Target      Target 25      Target Small-Cap
                                      Portfolio (b)     Equity Portfolio (c) 15 Portfolio (f)   Portfolio (f)     Portfolio (f)
                                    -------------------  -----------------   -----------------  ---------------  -----------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)                   $ 1,862            $ 1,877                $ 93            $ 240              $ 270
   Units Outstanding (in thousands)                236                220                  10               23                 25
   Investment Income Ratio *                     0.78%              0.00%               0.00%            0.00%              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                   $ 1,891            $ 2,760                 n/a              n/a                n/a
   Units Outstanding (in thousands)                188                245                 n/a              n/a                n/a
   Investment Income Ratio *                     0.59%              0.00%                 n/a              n/a                n/a

Period ended December 31, 2000

   Net Assets (in thousands)                   $ 1,622            $ 1,814                 n/a              n/a                n/a
   Units Outstanding (in thousands)                139                173                 n/a              n/a                n/a
   Investment Income Ratio *                     0.00%              0.00%                 n/a              n/a                n/a

Period ended December 31, 1999

   Net Assets (in thousands)                     $ 850              $ 922                 n/a              n/a                n/a
   Units Outstanding (in thousands)                 72                 75                 n/a              n/a                n/a
   Investment Income Ratio *                     0.00%              0.00%                 n/a              n/a                n/a

Period ended December 31, 1998

   Net Assets (in thousands)                       n/a                n/a                 n/a              n/a                n/a
   Units Outstanding (in thousands)                n/a                n/a                 n/a              n/a                n/a
   Investment Income Ratio *                       n/a                n/a                 n/a              n/a                n/a
-----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations March 22, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Fund inception date May 1, 2000.

(e)  Fund inception date October 29, 2001.

(f)  Fund inception date July 22, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                   First Trust/JNL     First Trust/JNL        Janus/JNL          Janus/JNL         Janus/JNL
                                    The Dow Target      The S&P Target        Aggressive          Balanced      Capital Growth
                                   10 Portfolio (e)    10 Portfolio (e)   Growth Portfolio (b)  Portfolio (c)     Portfolio (a)
                                  -------------------  -----------------  ------------------- ---------------- -----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                            $ 11.104801         $ 9.589985          $ 17.011265       $ 8.191460       $ 12.800844
   Total Return *                             11.50%             -9.58%               -2.38%            0.22%            -2.51%
   Ratio of Expenses **                        2.30%              2.30%                1.96%            2.45%            2.095%

Period ended December 31, 2001

   Unit Value                                    n/a                n/a           $ 8.035502       $ 9.648733        $ 7.343670
   Total Return *                                n/a                n/a              -19.64%           -3.51%           -26.56%
   Ratio of Expenses **                          n/a                n/a               1.825%           1.825%            1.825%

Period ended December 31, 2000

   Unit Value                                    n/a                n/a          $ 13.174866      $ 10.097165       $ 16.122236
   Total Return *                                n/a                n/a              -22.04%            0.97%           -35.64%
   Ratio of Expenses **                          n/a                n/a                1.40%            1.40%             1.40%

Period ended December 31, 1999

   Unit Value                                    n/a                n/a          $ 16.898445              n/a       $ 25.051730
   Total Return *                                n/a                n/a               68.98%              n/a           121.08%
   Ratio of Expenses **                          n/a                n/a                1.40%              n/a             1.40%

Period ended December 31, 1998

   Unit Value                                    n/a                n/a                  n/a              n/a       $ 11.331673
   Total Return *                                n/a                n/a                  n/a              n/a            13.32%
   Ratio of Expenses **                          n/a                n/a                  n/a              n/a             1.40%
----------------------------------


                                                      JPMorgan/JNL
                                     Janus/JNL          Enhanced          JPMorgan/JNL         Lazard/JNL         Lazard/JNL
                                  Global Equities    S&P 500 Stock        International          Mid Cap           Small Cap
                                   Portfolio (a)   Index Portfolio (e)  Value Portfolio (f) Value Portfolio (d) Value Portfolio (d)
                                  ---------------- -------------------  ------------------  ------------------  ----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                          $ 7.519648          $ 5.768271          $ 6.031073         $ 10.485075        $ 8.930386
   Total Return *                         -28.13%               2.43%              -1.41%              13.24%            10.91%
   Ratio of Expenses **                     1.40%               2.30%              2.300%               2.45%             2.45%

Period ended December 31, 2001

   Unit Value                         $ 10.462604                 n/a                 n/a         $ 10.521134       $ 10.815225
   Total Return *                         -24.58%                 n/a                 n/a               5.21%             8.15%
   Ratio of Expenses **                     1.40%                 n/a                 n/a              1.825%            1.825%

Period ended December 31, 2000

   Unit Value                         $ 13.871569                 n/a                 n/a                 n/a               n/a
   Total Return *                         -19.41%                 n/a                 n/a                 n/a               n/a
   Ratio of Expenses **                     1.40%                 n/a                 n/a                 n/a               n/a

Period ended December 31, 1999

   Unit Value                         $ 17.213570                 n/a                 n/a                 n/a               n/a
   Total Return *                          62.29%                 n/a                 n/a                 n/a               n/a
   Ratio of Expenses **                     1.40%                 n/a                 n/a                 n/a               n/a

Period ended December 31, 1998

   Unit Value                         $ 10.606788                 n/a                 n/a                 n/a               n/a
   Total Return *                           6.07%                 n/a                 n/a                 n/a               n/a
   Ratio of Expenses **                     1.40%                 n/a                 n/a                 n/a               n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 29, 1999.

(c)  Fund inception May 1, 2000.

(d)  Fund inception October 29, 2001.

(e)  Fund inception July 22, 2002.

(f)  Fund inception September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                 First Trust/JNL     First Trust/JNL        Janus/JNL           Janus/JNL            Janus/JNL
                                  The Dow Target      The S&P Target        Aggressive           Balanced         Capital Growth
                                 10 Portfolio (e)    10 Portfolio (e)   Growth Portfolio (b)  Portfolio (c)        Portfolio (a)
                                -------------------  -----------------  ------------------- ------------------- --------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                          $ 11.477618         $ 9.074024           $ 6.279575          $ 8.760626           $ 6.637011
   Total Return *                           14.78%             -9.26%              -30.73%              -7.87%              -30.20%
   Ratio of Expenses **                      1.40%              1.40%                1.40%               1.40%                1.40%

Period ended December 31, 2001

   Unit Value                                  n/a                n/a           $ 9.065884          $ 9.509179           $ 9.508060
   Total Return *                              n/a                n/a              -31.19%              -5.82%              -41.03%
   Ratio of Expenses **                        n/a                n/a                1.40%               1.40%                1.40%

Period ended December 31, 2000

   Unit Value                                  n/a                n/a          $ 13.174866         $ 10.097165          $ 16.122236
   Total Return *                              n/a                n/a              -22.04%               0.97%              -35.64%
   Ratio of Expenses **                        n/a                n/a                1.40%               1.40%                1.40%

Period ended December 31, 1999

   Unit Value                                  n/a                n/a          $ 16.898445                 n/a          $ 25.051730
   Total Return *                              n/a                n/a               68.98%                 n/a              121.08%
   Ratio of Expenses **                        n/a                n/a                1.40%                 n/a                1.40%

Period ended December 31, 1998

   Unit Value                                  n/a                n/a                  n/a                 n/a          $ 11.331673
   Total Return *                              n/a                n/a                  n/a                 n/a               13.32%
   Ratio of Expenses **                        n/a                n/a                  n/a                 n/a                1.40%
--------------------------------


                                                       JPMorgan/JNL
                                    Janus/JNL            Enhanced          JPMorgan/JNL         Lazard/JNL         Lazard/JNL
                                 Global Equities      S&P 500 Stock        International          Mid Cap           Small Cap
                                  Portfolio (a)     Index Portfolio (e)  Value Portfolio (f) Value Portfolio (d) Value Portfolio (d)
                                ----------------- -------------------  ------------------  ------------------  ----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                         $ 7.519648         $ 10.640831         $ 10.140477          $ 9.197975        $ 8.998926
   Total Return *                        -28.13%               6.41%               1.40%             -15.28%           -18.37%
   Ratio of Expenses **                    1.40%               1.40%               1.40%               1.40%             1.40%

Period ended December 31, 2001

   Unit Value                        $ 10.462604                 n/a                 n/a         $ 10.856520       $ 11.024118
   Total Return *                        -24.58%                 n/a                 n/a               8.57%            10.24%
   Ratio of Expenses **                    1.40%                 n/a                 n/a               1.40%             1.40%

Period ended December 31, 2000

   Unit Value                        $ 13.871569                 n/a                 n/a                 n/a               n/a
   Total Return *                        -19.41%                 n/a                 n/a                 n/a               n/a
   Ratio of Expenses **                    1.40%                 n/a                 n/a                 n/a               n/a

Period ended December 31, 1999

   Unit Value                        $ 17.213570                 n/a                 n/a                 n/a               n/a
   Total Return *                         62.29%                 n/a                 n/a                 n/a               n/a
   Ratio of Expenses **                    1.40%                 n/a                 n/a                 n/a               n/a

Period ended December 31, 1998

   Unit Value                        $ 10.606788                 n/a                 n/a                 n/a               n/a
   Total Return *                          6.07%                 n/a                 n/a                 n/a               n/a
   Ratio of Expenses **                    1.40%                 n/a                 n/a                 n/a               n/a
--------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 29, 1999.

(c)  Fund inception May 1, 2000.

(d)  Fund inception October 29, 2001.

(e)  Fund inception July 22, 2002.

(f)  Fund inception September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                     First Trust/JNL     First Trust/JNL        Janus/JNL         Janus/JNL        Janus/JNL
                                      The Dow Target      The S&P Target        Aggressive         Balanced     Capital Growth
                                     10 Portfolio (e)    10 Portfolio (e)   Growth Portfolio (b) Portfolio (c)    Portfolio (a)
                                    -------------------  -----------------  -------------------  -------------- ----------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)                     $ 301              $ 235              $ 7,590         $ 4,043          $ 6,204
   Units Outstanding (in thousands)                 27                 25                1,216             461              951
   Investment Income Ratio *                     0.00%              0.00%                0.00%           2.19%            0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                       n/a                n/a             $ 14,054         $ 3,738         $ 11,888
   Units Outstanding (in thousands)                n/a                n/a                1,555             392            1,262
   Investment Income Ratio *                       n/a                n/a                0.05%           3.34%            0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                       n/a                n/a             $ 23,447         $ 1,309         $ 21,952
   Units Outstanding (in thousands)                n/a                n/a                1,780             130            1,362
   Investment Income Ratio *                       n/a                n/a                0.00%           0.00%            0.00%

Period ended December 31, 1999

   Net Assets (in thousands)                       n/a                n/a             $ 14,791             n/a         $ 16,043
   Units Outstanding (in thousands)                n/a                n/a                  875             n/a              640
   Investment Income Ratio *                       n/a                n/a                0.00%             n/a            0.00%

Period ended December 31, 1998

   Net Assets (in thousands)                       n/a                n/a                  n/a             n/a              $ 5
   Units Outstanding (in thousands)                n/a                n/a                  n/a             n/a                -
   Investment Income Ratio *                       n/a                n/a                  n/a             n/a            0.00%
----------------------------------


                                                        JPMorgan/JNL
                                       Janus/JNL         Enhanced          JPMorgan/JNL         Lazard/JNL         Lazard/JNL
                                    Global Equities    S&P 500 Stock        International          Mid Cap           Small Cap
                                     Portfolio (a)  Index Portfolio (e)  Value Portfolio (f) Value Portfolio (d) Value Portfolio (d)
                                   ---------------- -------------------  ------------------  ------------------  ----------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)               $ 4,437                $ 27                $ 60               $ 574           $ 1,024
   Units Outstanding (in thousands)            590                   4                   6                  63               115
   Investment Income Ratio *                 0.67%               0.07%               2.80%               0.35%             0.00%

Period ended December 31, 2001

   Net Assets (in thousands)               $ 8,505                 n/a                 n/a               $ 152             $ 128
   Units Outstanding (in thousands)            813                 n/a                 n/a                  14                12
   Investment Income Ratio *                 1.39%                 n/a                 n/a               0.72%             0.20%

Period ended December 31, 2000

   Net Assets (in thousands)              $ 14,424                 n/a                 n/a                 n/a               n/a
   Units Outstanding (in thousands)          1,040                 n/a                 n/a                 n/a               n/a
   Investment Income Ratio *                 0.00%                 n/a                 n/a                 n/a               n/a

Period ended December 31, 1999

   Net Assets (in thousands)               $ 4,990                 n/a                 n/a                 n/a               n/a
   Units Outstanding (in thousands)            290                 n/a                 n/a                 n/a               n/a
   Investment Income Ratio *                 0.00%                 n/a                 n/a                 n/a               n/a

Period ended December 31, 1998

   Net Assets (in thousands)                  $ 29                 n/a                 n/a                 n/a               n/a
   Units Outstanding (in thousands)              3                 n/a                 n/a                 n/a               n/a
   Investment Income Ratio *                 0.00%                 n/a                 n/a                 n/a               n/a
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 29, 1999.

(c)  Fund inception May 1, 2000.

(d)  Fund inception October 29, 2001.

(e)  Fund inception July 22, 2002.

(f)  Fund inception September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                Mellon Capital     Mellon Capital       Mellon Capital     Mellon Capital    Mellon Capital
                                Management/JNL     Management/JNL       Management/JNL     Management/JNL    Management/JNL
                                  Bond Index        International       S&P 400 Mid Cap    S&P 500 Index        Small Cap
                                 Portfolio (e)    Index Portfolio (e)  Index Portfolio (e) Portfolio (e)    Index Portfolio (e)
                                ---------------  -------------------- -------------------- ---------------  --------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                      $ 10.618420           $ 10.297913           $ 8.431162      $ 7.620310            $ 7.835213
   Total Return *                        1.32%                 2.98%               -0.85%          -7.67%                -5.83%
   Ratio of Expenses **                  2.30%                 1.82%                2.30%           2.30%                 2.45%

Period ended December 31, 2001

   Unit Value                              n/a                   n/a                  n/a             n/a                   n/a
   Total Return *                          n/a                   n/a                  n/a             n/a                   n/a
   Ratio of Expenses **                    n/a                   n/a                  n/a             n/a                   n/a

Period ended December 31, 2000

   Unit Value                              n/a                   n/a                  n/a             n/a                   n/a
   Total Return *                          n/a                   n/a                  n/a             n/a                   n/a
   Ratio of Expenses **                    n/a                   n/a                  n/a             n/a                   n/a

Period ended December 31, 1999

   Unit Value                              n/a                   n/a                  n/a             n/a                   n/a
   Total Return *                          n/a                   n/a                  n/a             n/a                   n/a
   Ratio of Expenses **                    n/a                   n/a                  n/a             n/a                   n/a

Period ended December 31, 1998

   Unit Value                              n/a                   n/a                  n/a             n/a                   n/a
   Total Return *                          n/a                   n/a                  n/a             n/a                   n/a
   Ratio of Expenses **                    n/a                   n/a                  n/a             n/a                   n/a
--------------------------------



                                  Oppenheimer/JNL     Oppenheimer/JNL        PIMCO/JNL         PPM America/     PPM America/
                                   Global Growth         JNL Growth         Total Return       JNL Balanced    JNL High Yield
                                   Portfolio (c)       Portfolio (c)     Bond Portfolio (d)   Portfolio (b)    Bond Portfolio (a)
                                -------------------- ------------------- -------------------  ---------------  ----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                            $ 6.911561          $ 6.754412         $ 12.475080      $ 16.402339       $ 12.226651
   Total Return *                            -6.21%              -0.08%               2.01%            0.95%             5.15%
   Ratio of Expenses **                       2.45%               2.45%               2.45%            2.30%             2.45%

Period ended December 31, 2001

   Unit Value                            $ 9.050551          $ 9.365809          $ 9.770700      $ 10.126429        $ 9.880263
   Total Return *                            -9.49%              -6.34%              -2.29%            1.26%            -1.20%
   Ratio of Expenses **                      1.825%              1.825%              1.825%           1.825%            1.825%

Period ended December 31, 2000

   Unit Value                                   n/a                 n/a                 n/a      $ 10.524415        $ 9.297484
   Total Return *                               n/a                 n/a                 n/a            6.75%            -6.93%
   Ratio of Expenses **                         n/a                 n/a                 n/a            1.40%             1.40%

Period ended December 31, 1999

   Unit Value                                   n/a                 n/a                 n/a       $ 9.858727        $ 9.989285
   Total Return *                               n/a                 n/a                 n/a           -1.41%            -0.32%
   Ratio of Expenses **                         n/a                 n/a                 n/a            1.40%             1.40%

Period ended December 31, 1998

   Unit Value                                   n/a                 n/a                 n/a              n/a       $ 10.021153
   Total Return *                               n/a                 n/a                 n/a              n/a             0.21%
   Ratio of Expenses **                         n/a                 n/a                 n/a              n/a             1.40%
--------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 21, 1999.

(c)  Fund inception May 1, 2001.

(d)  Fund inception October 29, 2001.

(e)  Fund inception July 22, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                  Mellon Capital     Mellon Capital       Mellon Capital     Mellon Capital       Mellon Capital
                                  Management/JNL     Management/JNL       Management/JNL     Management/JNL       Management/JNL
                                    Bond Index        International       S&P 400 Mid Cap     S&P 500 Index          Small Cap
                                   Portfolio (e)    Index Portfolio (e)  Index Portfolio (e)  Portfolio (e)     Index Portfolio (e)
                                  ---------------  -------------------- -------------------- ----------------  --------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                        $ 10.117737           $ 10.309147          $ 10.431487      $ 10.617884           $ 10.529964
   Total Return *                          1.18%                 3.09%                4.31%            6.18%                 5.30%
   Ratio of Expenses **                    1.40%                 1.40%                1.40%            1.40%                 1.40%

Period ended December 31, 2001

   Unit Value                                n/a                   n/a                  n/a              n/a                   n/a
   Total Return *                            n/a                   n/a                  n/a              n/a                   n/a
   Ratio of Expenses **                      n/a                   n/a                  n/a              n/a                   n/a

Period ended December 31, 2000

   Unit Value                                n/a                   n/a                  n/a              n/a                   n/a
   Total Return *                            n/a                   n/a                  n/a              n/a                   n/a
   Ratio of Expenses **                      n/a                   n/a                  n/a              n/a                   n/a

Period ended December 31, 1999

   Unit Value                                n/a                   n/a                  n/a              n/a                   n/a
   Total Return *                            n/a                   n/a                  n/a              n/a                   n/a
   Ratio of Expenses **                      n/a                   n/a                  n/a              n/a                   n/a

Period ended December 31, 1998

   Unit Value                                n/a                   n/a                  n/a              n/a                   n/a
   Total Return *                            n/a                   n/a                  n/a              n/a                   n/a
   Ratio of Expenses **                      n/a                   n/a                  n/a              n/a                   n/a
----------------------------------


                                   Oppenheimer/JNL     Oppenheimer/JNL        PIMCO/JNL         PPM America/     PPM America/
                                    Global Growth         JNL Growth         Total Return       JNL Balanced    JNL High Yield
                                    Portfolio (c)       Portfolio (c)     Bond Portfolio (d)   Portfolio (b)    Bond Portfolio (a)
                                  ------------------- ------------------- -------------------  ---------------  ----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                             $ 7.034003          $ 6.981291         $ 10.494459      $ 11.096203        $ 9.748270
   Total Return *                            -23.41%             -26.33%               7.33%           -3.30%             0.63%
   Ratio of Expenses **                        1.40%               1.40%               1.40%            1.40%             1.40%

Period ended December 31, 2001

   Unit Value                             $ 9.184038          $ 9.476549          $ 9.777524      $ 11.474475        $ 9.686955
   Total Return *                             -8.16%              -5.23%              -2.22%            9.03%             4.19%
   Ratio of Expenses **                        1.40%               1.40%               1.40%            1.40%             1.40%

Period ended December 31, 2000

   Unit Value                                    n/a                 n/a                 n/a      $ 10.524415        $ 9.297484
   Total Return *                                n/a                 n/a                 n/a            6.75%            -6.93%
   Ratio of Expenses **                          n/a                 n/a                 n/a            1.40%             1.40%

Period ended December 31, 1999

   Unit Value                                    n/a                 n/a                 n/a       $ 9.858727        $ 9.989285
   Total Return *                                n/a                 n/a                 n/a           -1.41%            -0.32%
   Ratio of Expenses **                          n/a                 n/a                 n/a            1.40%             1.40%

Period ended December 31, 1998

   Unit Value                                    n/a                 n/a                 n/a              n/a       $ 10.021153
   Total Return *                                n/a                 n/a                 n/a              n/a             0.21%
   Ratio of Expenses **                          n/a                 n/a                 n/a              n/a             1.40%
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 21, 1999.

(c)  Fund inception May 1, 2001.

(d)  Fund inception October 29, 2001.

(e)  Fund inception July 22, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                    Mellon Capital     Mellon Capital       Mellon Capital     Mellon Capital      Mellon Capital
                                    Management/JNL     Management/JNL       Management/JNL     Management/JNL      Management/JNL
                                      Bond Index        International       S&P 400 Mid Cap     S&P 500 Index         Small Cap
                                     Portfolio (e)   Index Portfolio (e)  Index Portfolio (e)   Portfolio (e)    Index Portfolio (e)
                                    ---------------  -------------------- -------------------- ---------------  --------------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)                  $ 20                   $ -                $ 186           $ 258                 $ 206
   Units Outstanding (in thousands)              2                     -                   22              33                    26
   Investment Income Ratio *                 5.38%                 0.00%                1.69%           0.00%                 2.87%

Period ended December 31, 2001

   Net Assets (in thousands)                   n/a                   n/a                  n/a             n/a                   n/a
   Units Outstanding (in thousands)            n/a                   n/a                  n/a             n/a                   n/a
   Investment Income Ratio *                   n/a                   n/a                  n/a             n/a                   n/a

Period ended December 31, 2000

   Net Assets (in thousands)                   n/a                   n/a                  n/a             n/a                   n/a
   Units Outstanding (in thousands)            n/a                   n/a                  n/a             n/a                   n/a
   Investment Income Ratio *                   n/a                   n/a                  n/a             n/a                   n/a

Period ended December 31, 1999

   Net Assets (in thousands)                   n/a                   n/a                  n/a             n/a                   n/a
   Units Outstanding (in thousands)            n/a                   n/a                  n/a             n/a                   n/a
   Investment Income Ratio *                   n/a                   n/a                  n/a             n/a                   n/a

Period ended December 31, 1998

   Net Assets (in thousands)                   n/a                   n/a                  n/a             n/a                   n/a
   Units Outstanding (in thousands)            n/a                   n/a                  n/a             n/a                   n/a
   Investment Income Ratio *                   n/a                   n/a                  n/a             n/a                   n/a
----------------------------------


                                    Oppenheimer/JNL     Oppenheimer/JNL        PIMCO/JNL         PPM America/     PPM America/
                                     Global Growth         JNL Growth         Total Return       JNL Balanced    JNL High Yield
                                     Portfolio (c)       Portfolio (c)     Bond Portfolio (d)   Portfolio (b)    Bond Portfolio (a)
                                   ------------------- ------------------- -------------------  ---------------  ----------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)                    $ 925               $ 445             $ 5,768          $ 5,043           $ 4,746
   Units Outstanding (in thousands)               133                  64                 540              466               481
   Investment Income Ratio *                    0.00%               0.00%               0.03%            2.91%             8.93%

Period ended December 31, 2001

   Net Assets (in thousands)                    $ 807               $ 441               $ 400          $ 5,082           $ 4,339
   Units Outstanding (in thousands)                89                  47                  41              451               447
   Investment Income Ratio *                    0.00%               0.20%               2.44%            3.70%            11.88%

Period ended December 31, 2000

   Net Assets (in thousands)                      n/a                 n/a                 n/a          $ 3,080           $ 2,179
   Units Outstanding (in thousands)               n/a                 n/a                 n/a              293               234
   Investment Income Ratio *                      n/a                 n/a                 n/a            0.00%             0.00%

Period ended December 31, 1999

   Net Assets (in thousands)                      n/a                 n/a                 n/a          $ 1,867           $ 1,832
   Units Outstanding (in thousands)               n/a                 n/a                 n/a              189               183
   Investment Income Ratio *                      n/a                 n/a                 n/a            0.00%             0.00%

Period ended December 31, 1998

   Net Assets (in thousands)                      n/a                 n/a                 n/a              n/a              $ 10
   Units Outstanding (in thousands)               n/a                 n/a                 n/a              n/a                 1
   Investment Income Ratio *                      n/a                 n/a                 n/a              n/a             0.00%
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 21, 1999.

(c)  Fund inception May 1, 2001.

(d)  Fund inception October 29, 2001.

(e)  Fund inception July 22, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                       PPM America/      PPM America/        Putnam/          Putnam/JNL          Putnam/JNL
                                     JNL Money Market     JNL Value         JNL Equity      International       Midcap Growth
                                       Portfolio (a)    Portfolio (g)     Portfolio (a)   Equity Portfolio (a)   Portfolio (e)
                                    ------------------ ---------------  ----------------  -------------------- ------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                             $ 11.601511     $ 10.915943       $ 13.693344            $ 8.883618         $ 4.848841
   Total Return *                              -0.17%          -0.43%            -1.04%                -1.43%              0.16%
   Ratio of Expenses **                         2.30%          1.960%            2.095%                 1.96%              1.96%

Period ended December 31, 2001

   Unit Value                             $ 10.041177             n/a        $ 8.109137            $ 8.778597         $ 8.027341
   Total Return *                               0.41%             n/a           -18.91%               -12.21%            -19.73%
   Ratio of Expenses **                        1.825%             n/a            1.825%                1.825%             1.825%

Period ended December 31, 2000

   Unit Value                             $ 10.787298             n/a       $ 11.218801           $ 11.226356        $ 10.155592
   Total Return *                               4.39%             n/a           -18.98%               -15.18%              1.56%
   Ratio of Expenses **                         1.40%             n/a             1.40%                 1.40%              1.40%

Period ended December 31, 1999

   Unit Value                             $ 10.334037             n/a       $ 13.847598           $ 13.234738                n/a
   Total Return *                               3.21%             n/a            27.69%                30.37%                n/a
   Ratio of Expenses **                         1.40%             n/a             1.40%                 1.40%                n/a

Period ended December 31, 1998

   Unit Value                             $ 10.012750             n/a       $ 10.845108           $ 10.151883                n/a
   Total Return *                               0.13%             n/a             8.45%                 1.52%                n/a
   Ratio of Expenses **                         1.40%             n/a             1.40%                 1.40%                n/a
----------------------------------



                                                              S&P/JNL            S&P/JNL                           S&P/JNL Equity
                                        Putnam/JNL          Aggressive         Conservative      S&P/JNL Core        Aggressive
                                       Value Equity           Growth              Growth           Index 100           Growth
                                       Portfolio (a)      Portfolio I (d)    Portfolio I (c)     Portfolio (f)     Portfolio I (b)
                                    -------------------- ------------------  -----------------  ----------------  ------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                               $ 13.924386         $ 8.750197         $ 9.628911        $ 8.450679          $ 7.875145
   Total Return *                                 7.56%              8.67%              6.28%            -1.18%               5.95%
   Ratio of Expenses **                           2.30%              2.30%              2.30%             2.45%               2.30%

Period ended December 31, 2001

   Unit Value                                $ 9.139763         $ 9.060847         $ 9.596988               n/a          $ 9.559577
   Total Return *                                -8.60%             -9.39%             -4.03%               n/a              -4.40%
   Ratio of Expenses **                          1.825%             1.825%             1.825%               n/a              1.825%

Period ended December 31, 2000

   Unit Value                               $ 10.273964        $ 10.826340        $ 10.667420               n/a         $ 11.182167
   Total Return *                                 5.48%            -10.63%             -2.99%               n/a             -16.38%
   Ratio of Expenses **                           1.40%              1.40%              1.40%               n/a               1.40%

Period ended December 31, 1999

   Unit Value                                $ 9.740109        $ 12.113662        $ 10.996298               n/a         $ 13.372109
   Total Return *                                -2.42%             21.14%              9.96%               n/a              33.72%
   Ratio of Expenses **                           1.40%              1.40%              1.40%               n/a               1.40%

Period ended December 31, 1998

   Unit Value                                $ 9.981211                n/a                n/a               n/a                 n/a
   Total Return *                                -0.19%                n/a                n/a               n/a                 n/a
   Ratio of Expenses **                           1.40%                n/a                n/a               n/a                 n/a
----------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations March 22, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Fund inception date May 1, 2000.

(e)  Fund inception date October 29, 2001.

(f)  Fund inception date July 22, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                     PPM America/        PPM America/       Putnam/            Putnam/JNL           Putnam/JNL
                                       JNL Money          JNL Value        JNL Equity         International       Midcap Growth
                                  Market Portfolio (a)  Portfolio (g)    Portfolio (a)     Equity Portfolio (a)    Portfolio (e)
                                  --------------------  -------------- -----------------  ---------------------- -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                             $ 10.964243     $ 10.930421        $ 6.208732              $ 6.910248        $ 5.096737
   Total Return *                              -0.34%           9.30%           -25.15%                 -21.69%           -30.30%
   Ratio of Expenses **                         1.40%           1.40%             1.40%                   1.40%             1.40%

Period ended December 31, 2001

   Unit Value                             $ 11.001639             n/a        $ 8.295230              $ 8.823666        $ 7.312892
   Total Return *                               1.99%             n/a           -26.06%                 -21.40%           -27.99%
   Ratio of Expenses **                         1.40%             n/a             1.40%                   1.40%             1.40%

Period ended December 31, 2000

   Unit Value                             $ 10.787298             n/a       $ 11.218801             $ 11.226356       $ 10.155592
   Total Return *                               4.39%             n/a           -18.98%                 -15.18%             1.56%
   Ratio of Expenses **                         1.40%             n/a             1.40%                   1.40%             1.40%

Period ended December 31, 1999

   Unit Value                             $ 10.334037             n/a       $ 13.847598             $ 13.234738               n/a
   Total Return *                               3.21%             n/a            27.69%                  30.37%               n/a
   Ratio of Expenses **                         1.40%             n/a             1.40%                   1.40%               n/a

Period ended December 31, 1998

   Unit Value                             $ 10.012750             n/a       $ 10.845108             $ 10.151883               n/a
   Total Return *                               0.13%             n/a             8.45%                   1.52%               n/a
   Ratio of Expenses **                         1.40%             n/a             1.40%                   1.40%               n/a
----------------------------------


                                                     S&P/JNL              S&P/JNL                              S&P/JNL Equity
                                   Putnam/JNL       Aggressive          Conservative         S&P/JNL Core         Aggressive
                                  Value Equity        Growth               Growth             Index 100             Growth
                                  Portfolio (a)   Portfolio I (d)      Portfolio I (c)      Portfolio (f)      Portfolio I (b)
                                  -------------- -----------------  ------------------  ------------------- -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                        $ 7.499085        $ 7.694273          $ 9.046263          $ 10.446153          $ 7.199696
   Total Return *                       -20.98%           -19.39%              -9.75%                4.46%             -24.28%
   Ratio of Expenses **                   1.40%             1.40%               1.40%                1.40%               1.40%

Period ended December 31, 2001

   Unit Value                        $ 9.490032        $ 9.545538         $ 10.023547                  n/a          $ 9.508571
   Total Return *                        -7.63%           -11.83%              -6.04%                  n/a             -14.97%
   Ratio of Expenses **                   1.40%             1.40%               1.40%                  n/a               1.40%

Period ended December 31, 2000

   Unit Value                       $ 10.273964       $ 10.826340         $ 10.667420                  n/a         $ 11.182167
   Total Return *                         5.48%           -10.63%              -2.99%                  n/a             -16.38%
   Ratio of Expenses **                   1.40%             1.40%               1.40%                  n/a               1.40%

Period ended December 31, 1999

   Unit Value                        $ 9.740109       $ 12.113662         $ 10.996298                  n/a         $ 13.372109
   Total Return *                        -2.42%            21.14%               9.96%                  n/a              33.72%
   Ratio of Expenses **                   1.40%             1.40%               1.40%                  n/a               1.40%

Period ended December 31, 1998

   Unit Value                        $ 9.981211               n/a                 n/a                  n/a                 n/a
   Total Return *                        -0.19%               n/a                 n/a                  n/a                 n/a
   Ratio of Expenses **                   1.40%               n/a                 n/a                  n/a                 n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations April 20, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Commencement of operations May 10, 1999.

(e)  Fund inception May 1, 2000.

(f)  Fund inception July 22, 2002.

(g)  Fund inception September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                      PPM America/      PPM America/      Putnam/           Putnam/JNL             Putnam/JNL
                                    JNL Money Market      JNL Value       JNL Equity       International         Midcap Growth
                                      Portfolio (a)     Portfolio (g)   Portfolio (a)   Equity Portfolio (a)      Portfolio (e)
                                    -----------------  -------------- ----------------  ---------------------- ---------------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)                 $ 5,567             $ 8          $ 3,019                 $ 1,942                 $ 902
   Units Outstanding (in thousands)              515               1              486                     281                   171
   Investment Income Ratio *                   1.06%           0.00%            0.00%                   0.87%                 0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                 $ 6,939             n/a          $ 4,856                 $ 2,724               $ 1,201
   Units Outstanding (in thousands)              642             n/a              586                     309                   159
   Investment Income Ratio *                   3.19%             n/a            0.00%                   0.73%                 0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                 $ 4,209             n/a          $ 7,801                 $ 2,989                 $ 556
   Units Outstanding (in thousands)              390             n/a              695                     266                    55
   Investment Income Ratio *                   0.00%             n/a            0.00%                   0.00%                 0.00%

Period ended December 31, 1999

   Net Assets (in thousands)                 $ 1,142             n/a          $ 5,859                 $ 1,406                   n/a
   Units Outstanding (in thousands)              111             n/a              423                     106                   n/a
   Investment Income Ratio *                   0.00%             n/a            0.00%                   0.00%                   n/a

Period ended December 31, 1998

   Net Assets (in thousands)                     $ 2             n/a              $ -                     $ -                   n/a
   Units Outstanding (in thousands)                -             n/a                -                       -                   n/a
   Investment Income Ratio *                   0.00%             n/a            0.00%                   0.00%                   n/a
----------------------------------


                                                        S&P/JNL           S&P/JNL                              S&P/JNL Equity
                                      Putnam/JNL      Aggressive        Conservative         S&P/JNL Core         Aggressive
                                     Value Equity       Growth             Growth             Index 100             Growth
                                     Portfolio (a)   Portfolio I (d)   Portfolio I (c)      Portfolio (f)      Portfolio I (b)
                                    --------------- ---------------  ------------------  ------------------- -------------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)               $ 5,875         $ 4,415            $ 10,062                 $ 48             $ 1,280
   Units Outstanding (in thousands)            787             571               1,120                    6                 174
   Investment Income Ratio *                 0.97%           1.22%               2.22%                0.00%               0.08%

Period ended December 31, 2001

   Net Assets (in thousands)               $ 9,185         $ 4,263             $ 6,405                  n/a             $ 1,235
   Units Outstanding (in thousands)            972             450                 646                  n/a                 130
   Investment Income Ratio *                 1.06%           3.24%               4.58%                  n/a               2.76%

Period ended December 31, 2000

   Net Assets (in thousands)               $ 7,726         $ 4,321             $ 2,772                  n/a             $ 1,394
   Units Outstanding (in thousands)            752             399                 260                  n/a                 125
   Investment Income Ratio *                 0.00%           0.00%               0.00%                  n/a               0.00%

Period ended December 31, 1999

   Net Assets (in thousands)               $ 5,276         $ 1,204             $ 1,233                  n/a               $ 629
   Units Outstanding (in thousands)            542              99                 112                  n/a                  47
   Investment Income Ratio *                 0.00%           0.00%               0.00%                  n/a               0.00%

Period ended December 31, 1998

   Net Assets (in thousands)                  $ 10             n/a                 n/a                  n/a                 n/a
   Units Outstanding (in thousands)              1             n/a                 n/a                  n/a                 n/a
   Investment Income Ratio *                 0.00%             n/a                 n/a                  n/a                 n/a
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations April 20, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Commencement of operations May 10, 1999.

(e)  Fund inception May 1, 2000.

(f)  Fund inception July 22, 2002.

(g)  Fund inception September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                                        Salomon
                                                       S&P/JNL            S&P/JNL              Salomon             Brothers/JNL
                                 S&P/JNL Equity        Moderate        Very Aggressive         Brothers/           U.S. Government
                                     Growth             Growth             Growth             JNL Global              & Quality
                                 Portfolio I (d)    Portfolio I (d)    Portfolio I (e)    Bond Portfolio (b)     Bond Portfolio (a)
                                ------------------  --------------- ------------------  --------------------  ----------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                          $ 7.715736       $ 9.381822         $ 8.215024           $ 15.121315             $ 14.076853
   Total Return *                           9.08%           -1.79%             -2.21%                 6.43%                   0.70%
   Ratio of Expenses **                     2.30%            2.30%              2.30%                 1.96%                   2.45%

Period ended December 31, 2001

   Unit Value                          $ 8.603629       $ 9.134164         $ 9.045384           $ 10.318554             $ 10.464504
   Total Return *                         -13.96%           -8.66%             -9.55%                 3.19%                   4.65%
   Ratio of Expenses **                    1.825%           1.825%             1.825%                1.825%                  1.825%

Period ended December 31, 2000

   Unit Value                         $ 11.215864      $ 11.095608        $ 10.455100           $ 10.685887             $ 10.653265
   Total Return *                         -15.25%           -5.67%            -18.31%                 5.69%                   9.86%
   Ratio of Expenses **                     1.40%            1.40%              1.40%                 1.40%                   1.40%

Period ended December 31, 1999

   Unit Value                         $ 13.233816      $ 11.762325        $ 12.798458           $ 10.110410              $ 9.696972
   Total Return *                          32.34%           17.62%             27.98%                 1.10%                  -3.86%
   Ratio of Expenses **                     1.40%            1.40%              1.40%                 1.40%                   1.40%

Period ended December 31, 1998

   Unit Value                                 n/a              n/a                n/a                   n/a             $ 10.086091
   Total Return *                             n/a              n/a                n/a                   n/a                   0.86%
   Ratio of Expenses **                       n/a              n/a                n/a                   n/a                   1.40%
--------------------------------



                                                             T. Rowe
                                   T. Rowe Price/           Price/JNL            T. Rowe
                                   JNL Established       Mid-Cap Growth      Price/JNL Value
                                Growth Portfolio (c)      Portfolio (a)       Portfolio (f)
                                ---------------------- -------------------- -------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                             $ 17.709824          $ 19.422769          $ 8.834614
   Total Return *                               1.07%               -5.05%              16.14%
   Ratio of Expenses **                         1.96%                2.45%               2.45%

Period ended December 31, 2001

   Unit Value                              $ 9.212695           $ 9.476180          $ 9.499841
   Total Return *                              -7.87%               -5.24%              -5.00%
   Ratio of Expenses **                        1.825%               1.825%              1.825%

Period ended December 31, 2000

   Unit Value                             $ 12.283983          $ 13.705900         $ 10.997229
   Total Return *                              -1.71%                5.68%               9.97%
   Ratio of Expenses **                         1.40%                1.40%               1.40%

Period ended December 31, 1999

   Unit Value                             $ 12.498154          $ 12.969005                 n/a
   Total Return *                              24.98%               18.46%                 n/a
   Ratio of Expenses **                         1.40%                1.40%                 n/a

Period ended December 31, 1998

   Unit Value                                     n/a          $ 10.948441                 n/a
   Total Return *                                 n/a                9.48%                 n/a
   Ratio of Expenses **                           n/a                1.40%                 n/a
--------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 21, 1999.

(c)  Commencement of operations February 9, 1999.

(d)  Commencement of operations April 20, 1999.

(e)  Commencement of operations May 13, 1999.

(f)  Fund inception May 1, 2000.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                    Salomon
                                                      S&P/JNL            S&P/JNL              Salomon             Brothers/JNL
                                 S&P/JNL Equity      Moderate        Very Aggressive         Brothers/           U.S. Government
                                     Growth           Growth             Growth             JNL Global              & Quality
                                 Portfolio I (d)  Portfolio I (d)    Portfolio I (e)    Bond Portfolio (b)     Bond Portfolio (a)
                                 ---------------  --------------- ------------------  --------------------  ----------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                        $ 7.163703       $ 8.757295         $ 6.735581           $ 12.028236             $ 12.356886
   Total Return *                       -24.40%          -13.62%            -24.26%                 6.87%                   9.92%
   Ratio of Expenses **                   1.40%            1.40%              1.40%                 1.40%                   1.40%

Period ended December 31, 2001

   Unit Value                        $ 9.476264      $ 10.137740         $ 8.893409           $ 11.254871             $ 11.241325
   Total Return *                       -15.51%           -8.63%            -14.94%                 5.32%                   5.52%
   Ratio of Expenses **                   1.40%            1.40%              1.40%                 1.40%                   1.40%

Period ended December 31, 2000

   Unit Value                       $ 11.215864      $ 11.095608        $ 10.455100           $ 10.685887             $ 10.653265
   Total Return *                       -15.25%           -5.67%            -18.31%                 5.69%                   9.86%
   Ratio of Expenses **                   1.40%            1.40%              1.40%                 1.40%                   1.40%

Period ended December 31, 1999

   Unit Value                       $ 13.233816      $ 11.762325        $ 12.798458           $ 10.110410              $ 9.696972
   Total Return *                        32.34%           17.62%             27.98%                 1.10%                  -3.86%
   Ratio of Expenses **                   1.40%            1.40%              1.40%                 1.40%                   1.40%

Period ended December 31, 1998

   Unit Value                               n/a              n/a                n/a                   n/a             $ 10.086091
   Total Return *                           n/a              n/a                n/a                   n/a                   0.86%
   Ratio of Expenses **                     n/a              n/a                n/a                   n/a                   1.40%
---------------------------------


                                                              T. Rowe
                                    T. Rowe Price/           Price/JNL            T. Rowe
                                    JNL Established       Mid-Cap Growth      Price/JNL Value
                                 Growth Portfolio (c)      Portfolio (a)       Portfolio (f)
                                 ---------------------- -------------------- -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2002

   Unit Value                               $ 8.220399          $ 10.248404          $ 8.961548
   Total Return *                              -24.39%              -23.01%             -17.99%
   Ratio of Expenses **                          1.40%                1.40%               1.40%

Period ended December 31, 2001

   Unit Value                              $ 10.872746          $ 13.312135         $ 10.927669
   Total Return *                              -11.49%               -2.87%              -0.63%
   Ratio of Expenses **                          1.40%                1.40%               1.40%

Period ended December 31, 2000

   Unit Value                              $ 12.283983          $ 13.705900         $ 10.997229
   Total Return *                               -1.71%                5.68%               9.97%
   Ratio of Expenses **                          1.40%                1.40%               1.40%

Period ended December 31, 1999

   Unit Value                              $ 12.498154          $ 12.969005                 n/a
   Total Return *                               24.98%               18.46%                 n/a
   Ratio of Expenses **                          1.40%                1.40%                 n/a

Period ended December 31, 1998

   Unit Value                                      n/a          $ 10.948441                 n/a
   Total Return *                                  n/a                9.48%                 n/a
   Ratio of Expenses **                            n/a                1.40%                 n/a
---------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 21, 1999.

(c)  Commencement of operations February 9, 1999.

(d)  Commencement of operations April 20, 1999.

(e)  Commencement of operations May 13, 1999.

(f)  Fund inception May 1, 2000.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                                   Salomon
                                                          S&P/JNL            S&P/JNL           Salomon           Brothers/JNL
                                   S&P/JNL Equity         Moderate        Very Aggressive     Brothers/         U.S. Government
                                       Growth              Growth             Growth        JNL Global Bond        & Quality
                                   Portfolio I (d)     Portfolio I (d)    Portfolio I (e)    Portfolio (b)     Bond Portfolio (a)
                                   ----------------  ------------------ ------------------  ---------------  ----------------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)               $ 5,701            $ 14,462            $ 1,102          $ 2,484                 $ 9,857
   Units Outstanding (in thousands)            827               1,725                160              210                     804
   Investment Income Ratio *                 0.12%               1.49%              0.07%            6.62%                   4.67%

Period ended December 31, 2001

   Net Assets (in thousands)               $ 5,793            $ 11,001            $ 1,557          $ 1,890                 $ 5,401
   Units Outstanding (in thousands)            630               1,129                174              171                     489
   Investment Income Ratio *                 2.99%               4.41%              3.37%            7.94%                   5.70%

Period ended December 31, 2000

   Net Assets (in thousands)               $ 3,927             $ 4,153            $ 1,013            $ 874                 $ 2,883
   Units Outstanding (in thousands)            350                 374                 97               82                     271
   Investment Income Ratio *                 0.00%               0.00%              0.00%            0.00%                   0.00%

Period ended December 31, 1999

   Net Assets (in thousands)               $ 1,466             $ 1,270              $ 199            $ 537                 $ 1,530
   Units Outstanding (in thousands)            111                 108                 16               53                     158
   Investment Income Ratio *                 0.00%               0.00%              0.00%            0.00%                   0.00%

Period ended December 31, 1998

   Net Assets (in thousands)                   n/a                 n/a                n/a              n/a                    $ 10
   Units Outstanding (in thousands)            n/a                 n/a                n/a              n/a                       1
   Investment Income Ratio *                   n/a                 n/a                n/a              n/a                   0.00%
----------------------------------


                                                                T. Rowe
                                      T. Rowe Price/           Price/JNL            T. Rowe
                                      JNL Established       Mid-Cap Growth      Price/JNL Value
                                   Growth Portfolio (c)      Portfolio (a)       Portfolio (f)
                                   ---------------------- -------------------- -------------------

PORTFOLIO DATA

Period ended December 31, 2002

   Net Assets (in thousands)                     $ 3,753              $ 4,315             $ 2,999
   Units Outstanding (in thousands)                  468                  447                 353
   Investment Income Ratio *                       0.09%                0.00%               0.01%

Period ended December 31, 2001

   Net Assets (in thousands)                     $ 6,297              $ 6,417             $ 3,142
   Units Outstanding (in thousands)                  590                  495                 301
   Investment Income Ratio *                       0.00%                0.00%               1.25%

Period ended December 31, 2000

   Net Assets (in thousands)                     $ 5,732              $ 6,525               $ 395
   Units Outstanding (in thousands)                  467                  476                  36
   Investment Income Ratio *                       0.00%                0.00%               0.00%

Period ended December 31, 1999

   Net Assets (in thousands)                     $ 3,352              $ 2,206                 n/a
   Units Outstanding (in thousands)                  268                  170                 n/a
   Investment Income Ratio *                       0.00%                0.00%                 n/a

Period ended December 31, 1998

   Net Assets (in thousands)                         n/a                  $ -                 n/a
   Units Outstanding (in thousands)                  n/a                    -                 n/a
   Investment Income Ratio *                         n/a                0.00%                 n/a
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations November 27, 1998.

(b)  Commencement of operations January 21, 1999.

(c)  Commencement of operations February 9, 1999.

(d)  Commencement of operations April 20, 1999.

(e)  Commencement of operations May 13, 1999.

(f)  Fund inception May 1, 2000.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Jackson National Life Insurance Company of New
    York and Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of JNLNY Separate Account I, at December 31, 2002, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the separate account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2002 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of JNLNY Separate Account I as of December 31, 2002 and the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Chicago, Illinois
February 14, 2003

                         JACKSON NATIONAL LIFE INSURANCE
                               COMPANY OF NEW YORK



                               [GRAPHIC OMITTED]














                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2002

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------




Independent Auditors' Report                                                  1



Balance Sheets                                                                2



Income Statements                                                             3



Statements of Stockholder's Equity and Comprehensive Income                   4



Statements of Cash Flows                                                      5



Notes to Financial Statements                                                 6

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three year period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.



/s/ KPMG LLP


Detroit, Michgan
January 31, 2003

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


BALANCE SHEETS

-------------------------------------------------------------------------------------------------------------------------------

                                                                                       DECEMBER 31,
ASSETS                                                                          2002                  2001
                                                                         --------------------   ------------------
   Investments:
     Cash and short-term investments                                        $   99,728,648         $ 40,705,483
     Fixed maturities, available for sale, at fair value (amortized
         cost: 2002, $1,147,923,462; 2001, $524,094,302)                     1,203,891,512          532,825,057
     Equities, at market value (cost 2002, $138,950; 2001, $0)                      10,141                 -
                                                                         --------------------   ------------------

         Total investments                                                   1,303,630,301          573,530,540

   Accrued investment income                                                    16,890,300            8,429,288
   Deferred acquisition costs                                                   70,525,246           48,481,027
   Furniture and equipment                                                          39,158              124,709
   Receivable for securities sold                                                       -             3,725,713
   Reinsurance recoverable                                                         834,002              670,714
   Receivable from parent                                                           35,972                 -
   Other assets                                                                     82,420              230,962
   Variable annuity assets                                                     133,034,499          145,756,120
                                                                         --------------------   ------------------

         Total assets                                                       $1,525,071,898         $780,949,073
                                                                         ====================   ==================


LIABILITIES AND STOCKHOLDER'S EQUITY
     LIABILITIES
     Policy reserves and liabilities
          Reserves for future policy benefits                               $    2,219,405         $    851,964
          Deposits on investment contracts                                   1,177,882,863          530,415,507
     Securities lending payable                                                 37,871,675            9,546,098
     Deferred income taxes                                                      12,271,851           10,241,644
     General expenses payable                                                    1,976,957              807,826
     Income taxes payable to Parent                                              1,336,742                 -
     Payable to parent                                                                -                 119,736
     Other liabilities                                                           4,514,680            7,162,244
     Variable annuity liabilities                                              133,034,499          145,756,120
                                                                         --------------------   ------------------

         Total liabilities                                                   1,371,108,672          704,901,139
                                                                         --------------------   ------------------

     STOCKHOLDER'S EQUITY
     Capital stock, $1,000 par value; 2,000 shares
         authorized, issued and outstanding                                      2,000,000            2,000,000
     Additional paid-in capital                                                141,000,000           71,000,000
     Accumulated other comprehensive income                                     15,408,683            2,956,871
     Retained earnings (deficit)                                                (4,445,457)              91,063
                                                                         --------------------   ------------------

         Total stockholder's equity                                            153,963,226           76,047,934
                                                                         --------------------   ------------------


         Total liabilities and stockholder's equity                         $1,525,071,898         $780,949,073
                                                                         ====================   ==================


                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


INCOME STATEMENTS



                                                                             YEARS ENDED DECEMBER 31,
                                                           --------------------------------------------------------------
                                                                  2002                  2001                 2000
                                                           --------------------   ------------------   ------------------
REVENUES
   Premiums                                                   $     148,001         $    141,888         $     66,831

   Net investment income                                         55,456,981           24,732,424           11,357,097

   Net realized investment losses                               (15,160,945)            (778,921)            (575,659)


   Fee income:
      Mortality charges                                             117,124               75,486               31,699
      Expense charges                                               160,257               59,263               50,777
      Surrender charges                                           1,012,441              808,999              198,773
      Variable annuity fees                                       2,070,674            1,988,930            1,770,851
                                                           --------------------   ------------------   ------------------
      Total fee income                                            3,360,496            2,932,678            2,052,100

   Other income                                                     105,857              140,966              221,170
                                                           --------------------   ------------------   ------------------

      Total revenues                                             43,910,390           27,169,035           13,121,539
                                                           --------------------   ------------------   ------------------

BENEFITS AND EXPENSES
   Death benefits                                                    75,000                 -                  50,000
   Interest credited on deposit liabilities                      46,903,828           20,818,446           10,260,176
   Increase (decrease) in reserves, net of
        reinsurance recoverables                                  1,200,707              217,444              (41,974)
   Other policyholder benefits                                    4,691,175            2,738,415                6,299
   Commissions                                                   41,271,966           24,879,503           15,538,783
   General and administrative expenses                            5,091,694            2,970,563            2,274,318
   Taxes, licenses and fees                                       1,651,412              612,519              622,677
   Deferral of policy acquisition costs                         (52,206,939)         (29,494,785)         (17,134,000)
   Amortization of acquisition costs:
     Attributable to operations                                   6,380,867            1,533,929            3,035,698
     Attributable to net realized investment losses              (4,170,000)            (148,000)            (172,698)
                                                           --------------------   ------------------   ------------------

     Total benefits and expenses                                 50,889,710           24,128,034           14,439,279
                                                           --------------------   ------------------   ------------------

     Pretax income (loss)                                        (6,979,320)           3,041,001           (1,317,740)


   Income tax expense (benefit)                                  (2,442,800)           1,064,500             (461,200)
                                                           --------------------   ------------------   ------------------


      NET INCOME (LOSS)                                       $  (4,536,520)        $  1,976,501         $   (856,540)
                                                           ====================   ==================   ==================


                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME

------------------------------------------------------------------------------------------------------------------------------------

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2002                 2001                2000
                                                              -----------------   ------------------  -------------------

CAPITAL  STOCK
Beginning and end of year                                       $  2,000,000         $  2,000,000         $  2,000,000
                                                              -----------------   ------------------  -------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                 71,000,000           31,000,000           16,000,000
   Capital contribution                                           70,000,000           40,000,000           15,000,000
                                                              -----------------   ------------------  -------------------
End of year                                                      141,000,000           71,000,000           31,000,000
                                                              -----------------   ------------------  -------------------


ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                  2,956,871            1,520,927             (436,762)
   Net unrealized gain on investments, net of tax
     of $6,704,822 in 2002; $773,229 in 2001 and
     $1,054,185 in 2000                                           12,451,812            1,435,944            1,957,689
                                                              -----------------   ------------------  -------------------
End of year                                                       15,408,683            2,956,871            1,520,927
                                                              -----------------   ------------------  -------------------

RETAINED EARNINGS (DEFICIT)
Beginning of year                                                     91,063           (1,885,438)          (1,028,898)

   Net income (loss)                                              (4,536,520)           1,976,501             (856,540)

End of year                                                   -----------------   ------------------  -------------------
                                                                  (4,445,457)              91,063           (1,885,438)
                                                              -----------------   ------------------  -------------------

TOTAL STOCKHOLDER'S EQUITY                                      $153,963,226         $ 76,047,934         $ 32,635,489
                                                              =================   ==================  ===================




                                                                               YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                   2002                 2001                2000
                                                              -----------------   ------------------  -------------------
COMPREHENSIVE INCOME
Net income (loss)                                               $ (4,536,520)        $  1,976,501        $    (856,540)

   Net unrealized holding gains arising during the
     period, net of tax of $5,128,341 in 2002;
     $797,161 in 2001 and $993,512 in 2000                         9,524,062            1,480,389            1,845,010
   Reclassification adjustment for gains (losses) included
      in net income, net of tax of $1,576,481 in 2002,
      $(23,932) in 2001, and $60,673 in 2000                       2,927,750              (44,445)             112,679
                                                              -----------------   ------------------  -------------------

COMPREHENSIVE INCOME                                            $  7,915,292         $  3,412,445            1,101,149
                                                              =================   ==================  ===================



                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

STATEMENTS OF CASH FLOWS

------------------------------------------------------------------------------------------------------------------------------------

                                                                              Years Ended December 31,
                                                                  2002                  2001                  2000
                                                            -------------------   -------------------   -------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income (loss)                                       $   (4,536,520)      $   1,976,501            $    (856,540)

      Adjustments to reconcile net income (loss) to
        net cash used in operating activities:
             Net realized investment losses                       15,160,945             778,921                  575,659
             Interest credited on deposit liabilities             46,903,828          20,818,446               10,260,176
             Amortization of premium (discount) on
               investments                                            66,646            (567,570)                (355,203)

             Deferred income taxes                                (5,036,440)          6,378,900                2,774,800

             Other charges                                         2,890,205             604,428                 (281,249)

             Change in:
               Accrued investment income                          (8,461,012)         (4,829,952)              (2,450,273)

               Deferred acquisition costs                        (49,996,072)        (28,108,856)             (14,271,000)

               Income taxes payable to Parent                      1,336,742               -                         -
               Other assets and liabilities, net                     433,554           2,204,811                 (694,953)
                                                            -------------------   -------------------   -------------------
      NET CASH USED IN OPERATING ACTIVITIES                       (1,238,124)           (744,371)              (5,298,583)
                                                            -------------------   -------------------   -------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
      Sales and maturities of:
             Fixed maturities available for sale                  45,738,819          20,657,499               24,203,072

      Purchases of:
             Fixed maturities available for sale                (681,208,969)       (354,709,195)            (145,874,948)
      Other investing activities                                  28,325,740          (7,453,902)              17,000,000
                                                            -------------------   -------------------   -------------------
      NET CASH USED IN INVESTING ACTIVITIES                     (607,144,410)        341,505,598)            (104,671,876)
                                                            -------------------   -------------------   -------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Policyholder's account balances:
             Deposits                                            663,807,000         377,132,000              210,793,000
             Withdrawals                                         (49,298,436)        (27,799,260)             (10,970,879)

             Net transfers to separate accounts                  (17,102,865)        (34,013,388)             (91,859,436)

      Capital contribution from Parent                            70,000,000          40,000,000               15,000,000
                                                            -------------------   -------------------   -------------------
     NET CASH PROVIDED BY FINANCING ACTIVITIES                   667,405,699         355,319,352              122,962,685
                                                            -------------------   -------------------   -------------------
     NET INCREASE IN CASH AND SHORT-TERM
       INVESTMENTS                                                59,023,165          13,069,383               12,992,226

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                40,705,483          27,636,100               14,643,874
                                                            -------------------   -------------------   -------------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                  $   99,728,648      $   40,705,483         $     27,636,100
                                                            ===================   ===================   ===================


                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products, including immediate and deferred fixed annuities, guaranteed investment contracts, variable annuities, and individual life insurance products in the states of New York, Delaware and Michigan.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains and losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, mortgage-backed securities and structured securities. All fixed maturities are considered available for sale and are carried at fair value. Fixed maturities are reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value, for declines in fair value considered to be other than temporary. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equity securities are carried at fair value. Equity securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $32.1 million and $4.2 million at December 31, 2002 and 2001, respectively, to reflect this change.

     Poor equity market performance has lowered future expected profits on the variable annuity line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities has become impaired. During 2002, the asset has been reduced through increased amortization of approximately $1.0 million to reflect the impairment. Further impairments or accelerated amortization of this deferred acquisition cost asset are likely to result if future equity market returns are below assumed levels.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson National Life Insurance Company and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 6.0% to 8.0%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the reserve is the policyholder's account value.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts, which aggregated $133.0 million and $145.8 million at December 31, 2002 and 2001, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statement.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs. Non-acquisition expenses are recognized as incurred.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

 3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required for fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, cannot be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     EQUITY SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, is derived by discounting the estimated cash flows using current interest rates with similar maturities. Fair value for deferred annuities is based on surrender value. The carrying value and fair value of such annuities approximated $1,134.1 million and $1,105.8 million, respectively, at December 31, 2002; and $525.9 million and $499.8 million, respectively, at December 31, 2001.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on surrender value. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed interest rates. The fair value approximated $121.5 million and $138.5 million at December 31, 2002 and 2001, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

 4.  INVESTMENTS (CONTINUED)

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2002, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2002, investments rated by the Company's investment advisor totaled $22.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                  INVESTMENT RATING                   PERCENT OF TOTAL
                  -----------------               -------------------------
                  AAA                                       5.8%
                  AA                                        4.2
                  A                                        35.0
                  BBB                                      51.5
                                                  -------------------------
                      Investment grade                     96.5
                                                  -------------------------
                  BB                                        3.0
                  B and below                               0.5
                                                  -------------------------
                      Below investment grade                3.5
                                                  -------------------------
                      Total fixed maturities              100.0%
                                                  -------------------------

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.1 million and $2.4 million, respectively, at December 31, 2002. The amortized cost and carrying value of the single fixed maturity security that was non-income producing for the 12 months preceding December 31, 2002 was $15,000. The Company had no investments in fixed maturities that were non-income producing for the 12 months preceding December 31, 2001.

     The amortized cost, gross unrealized gains and losses and estimated fair value of fixed maturities are as follows:


                                                                     GROSS             GROSS            ESTIMATED
                                                AMORTIZED         UNREALIZED         UNREALIZED           FAIR
        DECEMBER 31, 2002                         COST               GAINS             LOSSES             VALUE
        --------------------------------    ------------------ ------------------ ----------------- ------------------
           U.S. Treasury securities           $      515,227      $      33,053     $        -       $       548,280
           Public utilities                       79,776,241          4,969,022         3,128,061         81,617,202
           Corporate securities                  887,745,509         57,150,497         6,769,491        938,126,515
           Mortgage-backed securities            179,886,485          4,408,464           695,434        183,599,515
                                            ------------------ ------------------ ----------------- ------------------
               Total                          $1,147,923,462      $  66,561,036     $  10,592,986    $ 1,203,891,512
                                            ================== ================== ================= ==================

                                                                     GROSS             GROSS            ESTIMATED
                                               AMORTIZED          UNREALIZED         UNREALIZED           FAIR
        DECEMBER 31, 2001                         COST               GAINS             LOSSES             VALUE
        --------------------------------   ------------------- ------------------ ----------------- ------------------
           U.S. Treasury securities           $    1,033,262      $       -         $      36,392    $       996,870
           Public utilities                       25,975,030            405,183           467,809         25,912,404
           Corporate securities                  441,464,091         13,041,015         4,301,354        450,203,752
           Mortgage-backed securities             55,621,919            720,442           630,330         55,712,031
                                           ------------------- ------------------ ----------------- ------------------
               Total                          $  524,094,302      $  14,166,640     $   5,435,885    $   532,825,057
                                           =================== ================== ================= ==================

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

     The amortized cost and estimated fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

                                                                   AMORTIZED         ESTIMATED
                                                                     COST            FAIR VALUE
                                                               ------------------ -----------------
     Due in 1 year or less                                      $    23,941,897   $    24,392,694
     Due after 1 year through 5 years                               281,370,567       291,638,725
     Due after 5 years through 10 years                             618,865,161       658,834,420
     Due after 10 years through 20 years                             39,747,382        40,964,360
     Due after 20 years                                               4,111,970         4,461,798
     Mortgage-backed securities                                     179,886,485       183,599,515
                                                               ------------------ -----------------
        Total                                                   $ 1,147,923,462   $ 1,203,891,512
                                                               ================== =================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to amortized cost are included in investment income.

     Fixed maturities with a carrying value of $548,280 and $797,496 were on deposit with the State of New York at December 31, 2002 and 2001, respectively, as required by state insurance law.

     Gross unrealized losses pertaining to equity securities totaled $128,809 at December 31, 2002.

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2002 and 2001, the estimated fair value of loaned securities was $36.8 million and $9.4 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $37.9 million and $9.5 million at December 31, 2002 and 2001, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2002, 2001 and 2000 is related to earnings on short-term investments and fixed maturity securities. Investment expenses totaled $322,886, $130,988 and $58,391 in 2002, 2001 and 2000,
     respectively.

     Net realized investment losses are as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2002                  2001                 2000
                                                             ------------------     ----------------     ----------------
    Sales of fixed maturities:
         Gross gains                                           $    295,545           $  423,480            $  23,880

         Gross losses                                            (3,089,649)            (702,532)            (599,539)
    Impairment losses                                           (12,366,841)            (499,869)                 -
                                                             ------------------     ----------------     ----------------
    Total                                                      $ (15,160,945)         $ (778,921)         $  (575,659)
                                                             ==================     ================     ================

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

6.   REINSURANCE

     The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $200,000. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2002                  2001                 2000
                                                             ------------------     ----------------     ----------------
    Direct premiums                                               $    552,874          $   557,812          $   467,229
    Ceded premiums                                                     404,873              415,924              400,398
                                                             ------------------     ----------------     ----------------
          Net premiums                                            $    148,001          $   141,888          $    66,831
                                                             ==================     ================     ================

     Components of the reinsurance recoverable asset are as follows:

                                                                          DECEMBER 31,
                                                                   2002                  2001
                                                             ------------------     ----------------
     Ceded reserves                                               $    825,309          $   664,368
     Ceded - other                                                       8,693                6,346
                                                             ------------------     ----------------
            Total                                                 $    834,002          $   670,714
                                                             ==================     ================

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2002                  2001                 2000
                                                             ------------------     ----------------     ----------------

     Current tax expense (benefit)                             $   2,593,640         $ (5,314,400)        $  (3,236,000)
     Deferred tax expense (benefit)                               (5,036,440)           6,378,900             2,774,800
                                                             ------------------     ----------------     ----------------

     Provision for income taxes                                $  (2,442,800)        $  1,064,500         $    (461,200)
                                                             ==================     ================     ================

     The provisions for 2002, 2001 and 2000 differ from the amounts determined by multiplying pretax income (loss) by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $650,245,  $(5,326,328) and $(1,718,428)  were paid to (recovered from) JNL in 2002, 2001 and 2000, respectively.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

7.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows:

                                                                                           DECEMBER 31,
                                                                                    2002                  2001
                                                                             -------------------    ------------------
         GROSS DEFERRED TAX ASSET
         Policy reserves and other insurance items                             $    22,133,054      $     7,428,796
         Other, net                                                                    485,402               57,149
                                                                             -------------------    ------------------
         Total gross deferred tax asset                                             22,618,456            7,485,945
                                                                             -------------------    ------------------

         GROSS DEFERRED TAX LIABILITY
         Deferred acquisition costs                                                (19,740,786)         (14,278,034)
         Net unrealized gains on available for sale securities                     (15,134,061)          (3,055,764)
         Other, net                                                                    (15,460)            (393,791)
                                                                             -------------------    ------------------
         Total gross deferred tax liability                                        (34,890,307)         (17,727,589)
                                                                             -------------------    ------------------

         NET DEFERRED TAX LIABILITY                                            $   (12,271,851)     $   (10,241,644)
                                                                             ===================    ==================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

8.   CONTINGENCIES

     The  Company  is not  involved  in  litigation  that  would have a material
     adverse  affect  on  the  Company's   financial  condition  or  results  of
     operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2002, 2001 or 2000. The Company received capital contributions of $70.0 million, $40.0 million and $15.0 million in 2002, 2001 and 2000, respectively.

     Statutory capital and surplus of the Company was $95,968,986 and $45,610,553 at December 31, 2002 and 2001, respectively. Statutory net loss of the Company was $18,195,906, $13,640,090, and $5,995,915 in 2002, 2001
     and 2000, respectively.

     For life insurance companies, regulatory risk-based capital rules require a specified level of capital depending on the types and quality of
     investments   held,  the  types  of  business  written  and  the  types  of liabilities maintained. Depending on the ratio of an insurer's adjusted surplus to its risk-based capital, the insurer could be subject to various regulatory actions ranging from increased scrutiny to conservatorship. JNL/NY has risk-based capital ratios for 2002 and 2001 that are significantly above the regulatory action levels.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------

     Effective January 1, 2001, the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual, Codification of Statutory Accounting Principles became the primary guidance on statutory accounting. The implementation of the revised guidance on January 1, 2001 resulted in an immaterial impact on capital and surplus.

     Effective December 31, 2002, the Insurance Department of the State of New York adopted accounting guidance permitting the reporting of certain deferred tax assets. The implementation of the revised guidance on December 31, 2002 resulted in an increase to statutory capital and surplus of $2,458,000.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $20,800, $101,951, and $109,610 in 2002, 2001 and 2000, respectively. During 2001, the Company terminated its operating lease agreement and entered into a new lease agreement with the same landlord for less office space. The future lease obligations at December 31, 2002 relating to this lease are immaterial.

11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $317,854, $128,988 and $56,558 to PPM for investment advisory services during 2002, 2001 and 2000, respectively.

     The Company has a service  agreement with its parent,  JNL, under which JNL
     provides  certain   administrative   services.   Administrative  fees  were
     $3,511,630, $1,126,699, and $801,145 in 2002, 2001 and 2000, respectively.